As filed with the Securities and Exchange Commission on July 11, 2025

Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-2
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

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Blackstone Secured Lending Fund
(Exact Name of Registrant as Specified in Charter)

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345 Park Avenue, 31st Floor
New York, New York 10154
(Address of Principal Executive Offices)

(877) 876-1121
(Registrant’s Telephone Number, including Area Code)

Oran Ebel, Esq.
Lucie Enns, Esq.
Blackstone Private Credit Strategies LLC
345 Park Avenue, 31st Floor
New York, New York 10154
(Name and Address of Agent for Service)

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WITH COPIES TO:

Rajib Chanda, Esq.
Steven Grigoriou, Esq.
Jonathan Pacheco, Esq.
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, DC 20001

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Approximate Date of Commencement of Proposed Public Offering: From time to time after the effective date of this Registration Statement.

☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒ Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☒ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☐ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☒ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

PROSPECTUS

Blackstone Secured Lending Fund

Common Shares
Preferred Shares
Debt Securities
Subscription Rights
Warrants

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Blackstone Secured Lending Fund (together, with its consolidated subsidiaries, the “Company,” “we,” “us,” or “our”) is a Delaware statutory trust that seeks to invest primarily in originated loans and other securities, including broadly syndicated loans of U.S. private companies, which include larger and middle market companies.

We are a non-diversified, closed-end management investment company that has elected to be regulated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Our adviser, Blackstone Private Credit Strategies LLC (the “Adviser”), and our sub-adviser, Blackstone Credit BDC Advisors LLC (the “Sub-Adviser” and, together with the Adviser, the “Advisers”), are affiliates of Blackstone Alternative Credit Advisors LP (the “Sub-Administrator” and, collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone Inc. (“Blackstone”), “Blackstone Credit & Insurance” or “BXCI”), which provides certain administrative and other services necessary for the Company to operate pursuant to a sub-administration agreement between Blackstone Private Credit Strategies LLC, in its capacity as administrator to the Company (in such capacity, the “Administrator” and, together with the Sub-Administrator, the “Administrators”), and the Sub-Administrator. We have elected to be treated for federal income tax purposes, and intend to qualify annually, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”).

Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We will seek to meet our investment objectives by utilizing the experience and expertise of the management team of the Advisers, along with the broader resources of Blackstone Credit & Insurance and Blackstone, in sourcing, evaluating and structuring transactions, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest; employing a defensive investment approach focused on long-term credit performance and principal protection, generally investing in loans with asset coverage ratios and interest coverage ratios that the Advisers believe provide substantial credit protection, and also seeking favorable financial protections, including, where the Advisers believe necessary, one or more financial maintenance and incurrence covenants (i.e., covenants that are tested when affirmative action is taken, such as the incurrence of additional debt and/or making dividend payments); focusing primarily on loans and securities of private U.S. companies, including syndicated loans, specifically larger and middle market companies. In many market environments, we believe such a focus offers an opportunity for superior risk-adjusted returns; maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio; and utilizing the power and scale of Blackstone and the Blackstone Credit & Insurance platform to offer operational expertise to portfolio companies through the Value Creation Program (as defined below).

Our common shares of beneficial interest (“common shares”), preferred shares of beneficial interest (“preferred shares”), debt securities, subscription rights to purchase our securities or warrants representing rights to purchase our securities (collectively, the “securities”) may be offered at prices and on terms to be disclosed in one or more supplements to this prospectus. You should read this prospectus and the applicable prospectus supplement carefully before you invest in our securities.

The securities may be offered directly to one or more purchasers, including existing shareholders in a rights offering, or through agents designated from time to time by us, or to or through underwriters or dealers. Each prospectus supplement relating to an offering will identify any agents or underwriters involved in the sale of the securities, and will disclose any applicable purchase price, fee, discount or commissions arrangement between us and our agents or underwriters or among our underwriters or the basis upon which such amount may be calculated. See “Plan of Distribution” in this prospectus. We may not sell any of the securities pursuant to this registration statement through agents, underwriters or dealers without delivery of this prospectus and a prospectus supplement describing the method and terms of the offering of such securities.

Our common shares are traded on the New York Stock Exchange (“NYSE”) under the symbol “BXSL.” On July 10, 2025, the last reported sales price of our common shares on the NYSE was $31.56 per share. The net asset value per share of our common shares at March 31, 2025 (the last date prior to the date of this prospectus for which we reported net asset value) was $27.39.

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Investing in our securities involves a high degree of risk, including credit risk and the risk of the use of leverage, and is highly speculative. In addition, shares of closed-end investment companies, including BDCs, frequently trade at a discount to their net asset values. Before investing in our securities, you should read the discussion of the material risks of investing in our securities, including the risk of leverage, in “Risk Factors” beginning on page 25 of this prospectus, Part I, Item 1A “Risk Factors” in our most recent Annual Report on Form 10-K, Part II, Item 1A “Risk Factors” in our most recent Quarterly Report on Form 10-Q, as well as in any of our subsequent SEC filings, and in, or incorporated by reference into, the applicable prospectus supplement and in any free writing prospectuses we may authorize for use in connection with a specific offering, and under similar headings in the other documents that are incorporated by reference into this prospectus.

This prospectus contains important information you should know before investing in our securities. Please read this prospectus before investing and keep it for future reference. We also file periodic and current reports, proxy statements and other information about us with the U.S. Securities and Exchange Commission (the “SEC”). This information is available free of charge by contacting us at 345 Park Avenue, 31st Floor, New York, New York 10154, calling us at (212) 503-2100 or visiting our corporate website located at www.bxsl.com. The SEC also maintains a website at http://www.sec.gov that contains this information. Information on our website and the SEC’s website is not incorporated into or a part of this prospectus.

The information in this prospectus or any subsequently filed prospectus supplement is current only as of the date on its respective cover, and may change after that date. We do not represent that at any time after the date of this prospectus our affairs will be the same as what is described in this prospectus or that the information in this prospectus otherwise will continue to be correct—nor do we imply those things by delivering this prospectus or selling securities to you. Unless otherwise noted, the terms “we,” “us,” “our,” the “Company,” the “Issuer,” the “Fund” and “BXSL” refer to Blackstone Secured Lending Fund, together with its consolidated subsidiaries. In addition, the term “Adviser” refers to Blackstone Private Credit Strategies LLC, the term “Sub-Adviser” refers to Blackstone Credit BDC Advisors LLC and the term “Advisers” refers to the Adviser and the Sub-Adviser. The term “Administrator” refers to Blackstone Private Credit Strategies LLC, in its capacity as administrator to the Fund, and the term “Sub-Administrator” refers to Blackstone Alternative Credit Advisors LP. The term “Administrators” refers to the Administrator and the Sub-Administrator. The term “Blackstone Credit & Insurance” refers to Blackstone Alternative Credit Advisors LP collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone Inc. “Blackstone” refers to Blackstone Inc., collectively with its affiliates as the context requires.

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may not be used to consummate sales of securities unless accompanied by a prospectus supplement.

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The date of this prospectus is July 11, 2025.

Statistical and market data used in this prospectus has been obtained from governmental and independent industry sources and publications. We have not independently verified the data obtained from these sources. Forward-looking information obtained from these sources is subject to the same qualifications and the additional uncertainties regarding the other forward-looking statements contained in this prospectus, for which the safe harbor provided in Section 27A of the Securities Act and Section 21E of the Exchange Act is not available.

We have not authorized anyone to give you any information other than in this prospectus, any prospectus supplement to this prospectus, any free writing prospectus or any information that we have incorporated by reference herein or therein and we take no responsibility for any other information that others may give you. If anyone provides you with different or inconsistent information, you should not rely on it. We are not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing or incorporated by reference in this prospectus, any prospectus supplements or any free writing prospectus is accurate only as of the date on their respective front covers. Our business, financial condition and prospects may have changed since that date. To the extent required by applicable law, we will update this prospectus during the offering period to reflect material changes to the disclosure herein.

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ABOUT THIS PROSPECTUS

This prospectus is part of an automatic shelf registration statement that we have filed with the U.S. Securities and Exchange Commission (the “SEC”), as a “well-known seasoned issuer” as defined in Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”). Under the shelf registration process, which constitutes a delayed offering in reliance on Rule 415 under the Securities Act, we may offer, from time to time, in one or more offerings or series, our common shares, preferred shares, debt securities, subscription rights to purchase our securities or warrants representing rights to purchase our securities on terms to be determined at the time of the offering.

The securities may be offered at prices and on terms described in one or more supplements to this prospectus. This prospectus provides you with a general description of the securities that we may offer. Each time we use this prospectus to offer securities, we will provide a prospectus supplement that will contain specific information about the terms of that offering. We may also authorize one or more free writing prospectuses to be provided to you that may contain material information relating to these offerings. Such prospectus supplement and/or free writing prospectus (collectively referred to hereinafter as a “prospectus supplement”) may also add, update or change information contained in this prospectus or in the documents we incorporate by reference herein. This prospectus and the prospectus supplement, together with any documents incorporated by reference herein, will include all material information relating to the applicable offering.

Please carefully read this prospectus and the prospectus supplement, together with any documents incorporated by reference in this prospectus and the applicable prospectus supplement, any exhibits and the additional information described or incorporated by reference under the headings “Available Information,” “Incorporation of Certain Information by Reference,” “Prospectus Summary” and “Risk Factors” before you make an investment decision.

PROSPECTUS SUMMARY

This summary highlights some of the information in this prospectus. It is not complete and may not contain all of the information that you may want to consider. To understand this offering fully, you should read the entire prospectus carefully, including the section in this prospectus entitled “Risk Factors” and any documents incorporated by reference herein in this prospectus, before making a decision to invest in our securities.

Blackstone Secured Lending Fund

Blackstone Secured Lending Fund (together with its consolidated subsidiaries, the “Company,” “we,” “us” or “our”), is a Delaware statutory trust formed on March 26, 2018, and structured as an externally managed, non-diversified, closed-end management investment company. On October 26, 2018, the Company elected to be regulated as a business development company (a “BDC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “1940 Act”). In addition, the Company has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”).

We are externally managed by Blackstone Private Credit Strategies LLC (the “Adviser”), and Blackstone Credit BDC Advisors LLC (the “Sub-Adviser” and, together with the Adviser, the “Advisers”). The Advisers are affiliates of Blackstone Alternative Credit Advisors LP (the “Sub-Administrator” and, collectively with its affiliates in the credit, asset-based finance, and insurance asset management business unit of Blackstone Inc. (“Blackstone”), “Blackstone Credit & Insurance,” or “BXCI”). Additionally, Blackstone Private Credit Strategies LLC, in its capacity as the administrator to the Company (in such capacity, the “Administrator” and, together with the Sub-Administrator, the “Administrators”), and the Sub-Administrator provide certain administrative and other services necessary for the Company to operate pursuant to an administration agreement between the Administrator and the Company (the “Administration Agreement”) and a sub-administration agreement between the Administrator and the Sub-Administrator (the “Sub-Administration Agreement,” and together with the Administration Agreement, the “Administration Agreements”), respectively.

Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We believe that Blackstone’s investment platform provides us with a competitive advantage in selecting investments, and to achieve our investment objectives, we will leverage the Advisers’ investment teams’ and Blackstone’s extensive network of relationships with other sophisticated institutions to source, evaluate and, as appropriate, partner with on transactions. There are no assurances that we will achieve our investment objectives.

BDCs are subject to certain restrictions applicable to investment companies under the 1940 Act. As a BDC, at least 70% of our assets must be the type of “qualifying” assets listed in Section 55(a) of the 1940 Act, as described herein, which are generally privately-offered securities issued by U.S. private or thinly-traded companies. We may also invest up to 30% of our portfolio opportunistically in “non-qualifying” portfolio investments, such as investments in non-U.S. companies. We generally intend to distribute substantially all of our available earnings annually by making quarterly cash distributions. We use leverage and intend to continue to use leverage for our investment activities. We use and intend to continue to use leverage, which is permitted up to the maximum amount allowed by the 1940 Act (currently limited to a debt-to-equity ratio of 2:1), to enhance potential returns. See Part II, Item 7 “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Borrowings” in our most recent Annual Report on Form 10-K and Part I, Item 2 “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Borrowings” in our most recent Quarterly Report on Form 10-Q, which are incorporated herein by reference.

The Advisers and the Administrators

The Company’s investment activities are managed by Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, each an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Our Advisers are responsible for originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis, in each case with respect to the portion of the assets of the Fund allocated to such Adviser pursuant to the investment advisory agreement between the Fund and the Adviser, effective January 1, 2025 (the “Investment Advisory Agreement”), or the sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser, effective January 1, 2025 (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”), as the case may be (in each case, the “Allocated Portion”).

The Advisers are affiliates of Blackstone Credit & Insurance and are led by substantially the same investment personnel as Blackstone Credit & Insurance. As such, our Advisers have access to the broader resources of Blackstone Credit & Insurance and Blackstone, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest. As such, the term “Blackstone Credit & Insurance” may be used when describing advisory services and resources.

Blackstone Private Credit Strategies LLC, as our Administrator and Blackstone Alternative Credit Advisors LP, as our Sub-Administrator, provide, or oversee the performance of, administrative and compliance services, including, but not limited to, maintaining financial records, overseeing the calculation of net asset value (“NAV”), compliance monitoring (including diligence and oversight of our other service providers), preparing reports to shareholders and reports filed with the SEC, preparing materials and coordinating meetings of our Board of Trustees (the “Board”), managing the payment of expenses and the performance of administrative and professional services rendered by others and providing office space, equipment and office services.

Blackstone Credit & Insurance is the credit, asset based finance and insurance asset management business unit of Blackstone, which is the largest alternative asset manager in the world with leading investment businesses across asset classes. Blackstone’s platform provides competitive advantages including scale, expertise across industries and capital structures, and deep relationships with companies and financial sponsors.

Blackstone’s four business segments are real estate, private equity, credit and insurance, and multi-asset investing. Blackstone Credit & Insurance is an expansive, fully integrated credit platform, that includes private and liquid credit, infrastructure and asset based credit and insurance businesses. As of March 31, 2025, Blackstone had total assets under management (“AUM”) of nearly $1.2 trillion and Blackstone Credit & Insurance had total AUM of $389 billion.

Blackstone Credit & Insurance, through its affiliates, employed 647 people headquartered in New York and in offices globally as of March 31, 2025. Blackstone Credit & Insurance’s 385-person investment team also includes a 102-person Office of the Chief Investment Officer (“CIO”) team, which consists of individuals focused on Underwriting & Execution, Capital Formation, Asset Allocation, Structuring, Asset Management, Portfolio Insights, and Portfolio Analytics.

Blackstone Credit & Insurance’s Senior Managing Directors have on average 24 years of industry experience. The Company brings Blackstone Credit & Insurance’s preeminent credit-focused investment platform to the exchange traded BDC industry.

Market Opportunity

We believe that there are and will continue to be significant investment opportunities in the targeted asset classes discussed below.

Attractive Opportunities in Floating Rate, Senior Secured Loans We believe that opportunities in senior secured loans are significant because of the strong defensive characteristics of this asset class. While there is inherent risk in investing in any securities, senior secured debt is on the top of the capital structure and thus has priority in payment among an issuer’s security holders (i.e., senior secured debt holders are due to receive payment before junior creditors and equity holders). Further, these investments are secured by the issuer’s assets, which may be collateralized in the event of a default, if necessary. Senior secured debt often has restrictive covenants for the purpose of additional principal protection and ensuring repayment before junior creditors (i.e., most types of unsecured bondholders, and other security holders) and preserving collateral to protect against credit deterioration. The senior secured loans we invest in will generally pay floating interest rates based on a variable base rate, such as the Secured Overnight Financing Rate (“SOFR”). By originating predominantly floating rate assets, the majority of which have a reference rate floor, and utilizing predominantly floating rate leverage, we aim to provide attractive yields even as the interest rate environment changes over time. We will seek to identify what we believe are compelling investment opportunities in floating rate, senior secured loans based on prevailing market conditions and continue to focus on current income and capital appreciation in an effort to generate attractive risk-adjusted returns for investors across various market environments.

Opportunity in U.S. Private Companies In addition to investing in senior secured loans generally, we believe that the market for lending to private companies within the United States, is underserved and presents a compelling investment opportunity. We believe that the following characteristics support our belief:

Secular Tailwinds in the Private Market, Including Private Credit. One of the important drivers of growth in the strategy is the increasing secular tailwinds in the private markets (i.e., social or economic trends positively impacting private markets), including growing demand for private credit. Private equity funds with strategies focused on North America had over $1.5 trillion of “dry powder” (i.e., uncalled capital commitments) (as of September 30, 2024, as published by Preqin on July 10, 2025), which should similarly drive demand for private capital. Further, financial sponsors and companies are becoming increasingly interested in working directly with private lenders as they are seeing the tremendous benefits versus accessing the public credit markets. The Company believes some of these benefits include faster execution and greater certainty, ability to partner with sophisticated lenders, a more efficient process, and in some instances fewer regulatory requirements. As a result, Blackstone Credit & Insurance benefits from greater flow of larger scale deals that have become increasingly available to the direct lending universe over traditional banks and other financing institutions.

Attractive Market Segment. We believe that the underserved nature of such a large segment of the market can at times create a significant opportunity for investment. In many environments, we believe that private companies are more likely to offer attractive economics in terms of transaction pricing, up-front and ongoing fees, prepayment penalties and security features in the form of stricter covenants and quality collateral than loans to public companies.

Limited Investment Competition. Despite the size of the market, we believe that regulatory changes and other factors have diminished the role of traditional financial institutions and certain other capital providers in providing financing to companies. As tracked by Leverage Commentary & Data (LCD), as of March 31, 2025, private credit markets financed 58 leveraged buyouts (“LBOs”) (81% of total LBOs in 2025) compared to the publicly syndicated markets, which financed only 14 (19% of total LBOs in 2025). In addition, due to bank consolidation, the number of banks has also declined during the past several decades, furthering the lack of supply in financing to private companies.

We also believe that lending and originating new loans to private companies generally requires a greater dedication of the lender’s time and resources compared to lending to public companies, due in part to the size of each investment and the often fragmented nature of information available from these companies. Further, we believe that many investment firms lack the breadth and scale necessary to identify investment opportunities, particularly in regards to directly originated investments in private companies, and thus attractive investment opportunities are often overlooked.

Blackstone Credit & Insurance Strengths

Blackstone Credit & Insurance is the world’s largest third-party private credit manager and a key player in the direct lending space. Blackstone Credit & Insurance has experience scaling funds across its platform that invest in all parts of the capital structure. Blackstone Credit & Insurance focuses on transactions where it can differentiate itself from other providers of capital, targeting sponsor-backed transactions and those where Blackstone Credit & Insurance can bring its expertise and experience in negotiating and structuring. We believe that Blackstone Credit & Insurance has the scale and platform to effectively manage a North American private credit investment strategy, offering investors the following potential strengths:

Ability to Provide Scaled, Differentiated Capital Solutions. We believe that the breadth and scale of Blackstone Credit & Insurance’s platform, with $389 billion of AUM as of March 31, 2025, and affiliation with Blackstone provide a distinct advantage in sourcing and deploying capital toward proprietary investment opportunities and provide a differentiated capability to invest in large, complex opportunities. Scale allows for more resources to source, diligence and monitor investments, and may enable us to move up market where there is often less competition and may allow us to negotiate more favorable terms for investments. As of March 31, 2025, Blackstone Credit & Insurance is invested in over 4,900 corporate issuers1 across portfolios globally and has over 400 sponsor and advisor relationships, which we believe provides invaluable insight and access to a broad and diverse set of investment opportunities. Blackstone Credit & Insurance’s focus on larger transactions and larger issuers is often associated with more established management teams and higher quality assets, which, in our experience, tend to better maintain their value through cycles and can serve to reduce investment risk. Blackstone Credit & Insurance offers its clients and borrowers a comprehensive solution across corporate and asset based, as well as investment grade and non-investment grade credit. Blackstone Credit & Insurance expects that in the current environment, where borrowers increasingly value the benefits of private credit, the ability to provide flexible, well-structured capital commitments in appropriate sizes will enable Blackstone Credit & Insurance to command more favorable terms for its investments.

Established Origination Platform with Strong Credit Expertise. The global presence of Blackstone Credit & Insurance generates access to a substantial amount of directly originated transactions with what Blackstone Credit & Insurance believes to be attractive investment characteristics. Over the last several years, Blackstone Credit & Insurance has expanded its origination and sponsor coverage footprint with regional offices in select markets. We anticipate capitalizing on Blackstone Credit & Insurance’s global footprint and broad and diverse origination platform to provide, primarily, senior secured financings.

We believe that Blackstone Credit & Insurance can provide a significant pipeline of investment opportunities for us. Blackstone Credit & Insurance has a strong trading presence and actively monitors thousands of companies across the public and private markets through its $111 billion Liquid Corporate Credit platform, and as a result has deep insight across sectors and industries. Furthermore, we believe that Blackstone Credit & Insurance’s strong reputation and longstanding relationships with corporate boards, management teams, leveraged buyout sponsors, financial advisors, and intermediaries position Blackstone Credit & Insurance as a partner and counterparty of choice, providing us with attractive sourcing capabilities. In Blackstone Credit & Insurance’s experience, these relationships help drive substantial proprietary deal flow and insight into investment opportunities.

The Blackstone Credit & Insurance team has dedicated sector coverage across technology, healthcare and business services and is focused on making investments in what we characterize as “good neighborhoods,” which are industries we believe are experiencing favorable tailwinds. In addition, the Blackstone Credit & Insurance team is able to leverage the expertise of other parts of Blackstone’s business that specialize in these fields.

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1 Reflects issuers across all asset types within Private Corporate Credit, Liquid Corporate Credit, and Infrastructure & Asset Based Credit.

Over the last several years, Blackstone Credit & Insurance has expanded its North American origination and sponsor coverage footprint by opening regional offices in select markets. Blackstone Credit & Insurance has investment professionals across North America, Europe, Asia and Australia, and has developed a reputation for being a valued partner with the ability to provide speed, creativity, and assurance of transaction execution. We believe Blackstone Credit & Insurance’s global presence may help Blackstone Credit & Insurance to more effectively source investment opportunities from private equity sponsors as well as directly from companies.

Value-Added Capital Provider and Partner Leveraging the Blackstone Credit & Insurance Value Creation Program. Blackstone Credit & Insurance has established a reputation for providing creative, value-added solutions to address a company’s financing requirements and we believe our ability to solve a need for a company can lead to attractive investment opportunities. In addition, Blackstone Credit & Insurance has access to the significant resources of the Blackstone platform, including the Blackstone Credit & Insurance Value Creation Program (the “Value Creation Program”), a global platform that intends to help Blackstone Credit & Insurance investments create meaningful value by leveraging the scale, network and expertise within the Blackstone platform. Specifically, the Value Creation Program focuses on three areas of improvement: (i) reducing costs by leveraging the scale and purchasing power of Blackstone through the Group Purchasing Organization (GPO), preferred partnerships, and the Blackstone Sourcing Center; (ii) helping to create revenue generating opportunities from Value Creation Program introductions, which includes a network of over 400 Blackstone portfolio companies as of March 31, 2025; and (iii) providing valuable access to industry and functional experts within the Blackstone organization (including the Blackstone Portfolio Operations team which consists of over 100 internal resources as of March 31, 2025) who are focused on areas such as cybersecurity, sustainability, quant solutions, data science, healthcare, human resources, information technology, among others, and the network among portfolio companies. Through the Value Creation Program, which the Company’s portfolio companies can fully access, Blackstone has created $5 billion in illustrative value across Blackstone Credit & Insurance portfolio companies.2

Flexible Investment Approach. Blackstone Credit & Insurance believes that the ability to invest opportunistically throughout a capital structure is a meaningful strength when sourcing transactions and enables the Company to seek investments that provide the best risk/return proposition in any given transaction. Blackstone Credit & Insurance’s creativity and flexibility with regard to deal-structuring distinguishes it from other financing sources, including traditional mezzanine providers, whose investment mandates are typically more restrictive. Over time, Blackstone Credit & Insurance has demonstrated the ability to negotiate favorable terms for its investments by providing creative structures that add value for an issuer. Blackstone Credit & Insurance will continue to seek to use this flexible investment approach to focus on principal preservation, while generating attractive returns throughout different economic and market cycles.

Long-Term Investment Horizon. Our long-term investment horizon gives us great flexibility, which we believe allows us to maximize returns on our investments. Unlike most private equity and venture capital funds, as well as many private debt funds, we will not be required to return capital to our shareholders once we exit a portfolio investment. We believe that freedom from such capital return requirements, which allows us to invest using a long-term focus, provides us with an attractive opportunity to increase total returns on invested capital.

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2 Numbers presented are since inception of the Value Creation Program in 2016. Figures are presented for illustrative purposes and include underlying information provided by third parties. They do not reflect actual cost savings or realized proceeds to BXCI, a fund, or to the equity sponsor or the company, and there can be no assurance that cost savings or realized proceeds received by Blackstone or any investor in a Blackstone fund will be increased as a result. Figures presented are based on data reported by portfolio companies and assets and not from financial statements of portfolio companies. While the data reported by portfolio companies and assets is believed to be reliable for purposes used herein, it is subject to change, and Blackstone has not fully verified, and does not assume responsibility for, the accuracy or completeness of this information. Represents the sum of (a) estimated identified total cost reduction opportunities at the time cost is benchmarked with portfolio companies multiplied by the average enterprise value multiple across the portfolio, by finding the mean of the enterprise value multiples at time of BXCI’s initial investments, and (b) total revenue from introductions across Blackstone portfolio companies multiplied by earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margin and multiple at investment of the portfolio company, with the exception of significantly longer term projects (projects that are greater than or equal to 10 years in project duration) in which total revenue is multiplied by EBITDA margin. Estimates assume revenue enhancements and costs savings directly improve enterprise value or EBITDA margins and that such revenue gains or cost savings will endure for the period of time implied by multiples.

Disciplined Investment Process and Income-Oriented Investment Philosophy. Blackstone Credit & Insurance employs a rigorous investment process and defensive investment approach to evaluate all potential opportunities with a focus on long-term credit performance and principal protection. We believe Blackstone Credit & Insurance has generated attractive risk-adjusted returns in its investing activities throughout many economic and credit cycles by (i) maintaining its investment discipline; (ii) performing intensive credit work; (iii) carefully structuring transactions; and (iv) actively managing its portfolios. Blackstone Credit & Insurance’s investment approach involves a multi-stage selection process for each investment opportunity, as well as ongoing monitoring of each investment made, with particular emphasis on early detection of deteriorating credit conditions at portfolio companies, which would result in adverse portfolio developments. This strategy is designed to maximize current income and minimize the risk of capital loss while maintaining the potential for long-term capital appreciation. Additionally, Blackstone Credit & Insurance’s senior investment professionals have dedicated their careers to the leveraged finance and private equity sectors and we believe that their experience in due diligence, credit analysis and ongoing management of investments is invaluable to the success of the North America direct lending investment strategy. Blackstone Credit & Insurance generally targets businesses with leading market share positions, sustainable barriers to entry, high free cash flow generation, strong asset values, liquidity to withstand market cycles, favorable underlying industry trends, strong internal controls and high-quality management teams.

Strong Investment Track Record. Blackstone Credit & Insurance’s track record in private debt lending and investing in below investment grade credit dates back to the inception of Blackstone Credit & Insurance. Since 2005 through March 31, 2025, Blackstone Credit & Insurance has invested approximately $237 billion in capital in privately-originated transactions.3 Specifically within the North America Direct Lending strategy, Blackstone Credit & Insurance has invested approximately $135 billion4 in privately-originated or privately negotiated first lien and unitranche transactions. Corresponding to this North America Direct Lending track record, Blackstone Credit & Insurance has an annualized loss rate of 0.05%.5 We believe maintaining this consistent strategy in the North America Direct Lending strategy across market cycles, with a specific emphasis on combining current yield, downside protection, and inflation protection, will generate compelling investment outcomes for the Adviser. Blackstone Credit & Insurance believes that the depth and breadth of its team provides it with a competitive advantage in sourcing product on a global basis, structuring transactions and actively managing investments in the portfolio.

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3 Includes invested and committed capital for privately originated and anchor investments across private credit strategies and vehicles since 2005, including Direct Lending, Sustainable Resources, Mezzanine, and Opportunistic. Excludes liquid credit strategy investments.

4 As of March 31, 2025. The North America Direct Lending track record represents U.S. and Canada first lien and unitranche debt, or non-U.S. first lien and unitranche debt where >50% of the revenue is generated from the U.S. (which may be secured by the applicable borrower’s assets and/or equity) transactions in companies that were originated or anchored by certain Blackstone Credit & Insurance managed, advised or sub-advised funds (including the Fund, Blackstone Credit & Insurance managed mezzanine funds and Blackstone Credit & Insurance sub-advised BDCs, as well as certain other Blackstone Credit & Insurance managed funds and accounts) and, with respect to certain transactions, investments allocated to affiliates of Blackstone Credit & Insurance, which may be sold to Blackstone Credit & Insurance managed funds or accounts in the future (the “North America Direct Lending track record”). The track record includes investments for periods prior to December 31, 2017, in BDCs that were sub-advised by Blackstone Credit & Insurance on a non-discretionary basis until April 9, 2018 (the “Sub-Advised Investments”). With respect to certain transactions, the North America Direct Lending track record includes free equity and/or warrants that accompanied the debt financings, as well as any loans or securities into which the applicable first lien and unitranche debt may have been restructured subsequent to Blackstone Credit & Insurance’s initial investment. The North America Direct Lending track record excludes (i) broadly syndicated, mezzanine, second lien and equity (other than the aforementioned free equity and/or warrants or securities issued upon restructuring) transactions, among others and (ii) transactions where Blackstone Credit & Insurance’s invested capital (net of transactions fees) was under $25 million.

5 As of March 31, 2025. The annualized loss rate represents annualized net losses for substantially realized investments. Whether an investment is substantially realized is determined in the manager’s discretion. Investments are included in the loss rate if (1) a payment was missed, (2) bankruptcy was declared, (3) there was a restructuring, or (4) it was realized with a total multiple on invested capital less than 1.0x. Net losses include all profits and losses associated with these investments, including interest payments received. Net losses are represented in the year the investment is substantially realized and excludes all losses associated with unrealized investments. The annualized net loss rate is the net losses divided by the average annual remaining invested capital within the platform. Investments sourced by Blackstone Credit & Insurance for the Sub-Advised Investments did, in certain cases, experience defaults and losses after Blackstone Credit & Insurance was no longer sub-adviser, and such defaults and losses are not included in the rates provided. Prior to December 31, 2022, the methodology used by the North America Direct Lending track record for calculating the platform’s average annual loss rate was based on net loss of principal resulting only from payment defaults in the year of default which would exclude interest payments. Past performance is not necessarily indicative of future results, and there can be no assurance that Blackstone Credit & Insurance will achieve comparable results or that any entity or account managed by or advised by Blackstone Credit & Insurance will be able to implement its investment strategy or achieve its investment objectives.

Efficient Cost Structure. We believe that we have an efficient cost structure, as compared to other publicly traded BDCs, with low operating expenses, and financing costs. We believe our operating efficiency and senior investment strategy enable us to generate greater risk-adjusted investment returns for our investors relative to other publicly traded BDCs.

Investment Strategy

Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We will seek to meet our investment objectives by:

•        utilizing the experience and expertise of the management team of the Advisers, along with the broader resources of Blackstone Credit & Insurance and Blackstone, in sourcing, evaluating and structuring transactions, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest;

•        employing a defensive investment approach focused on long-term credit performance and principal protection, generally investing in loans with asset coverage ratios and interest coverage ratios that the Advisers believe provide substantial credit protection, and also seeking favorable financial protections, including, where the Advisers believe necessary, one or more financial maintenance and incurrence covenants (i.e., covenants that are tested when affirmative action is taken, such as the incurrence of additional debt and/or making dividend payments);

•        focusing primarily on loans and securities of private U.S. companies, including syndicated loans, specifically larger and middle market companies. In many market environments, we believe such a focus offers an opportunity for superior risk-adjusted returns;

•        maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio; and

•        utilizing the power and scale of Blackstone and the Blackstone Credit & Insurance platform to offer operational expertise to portfolio companies through the Blackstone Credit & Insurance Value Creation Program (the “Value Creation Program”), a global platform that intends to help Blackstone Credit & Insurance investments create meaningful value by leveraging the scale, network and expertise within the Blackstone platform.

Under normal market conditions, we generally invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in secured debt investments and our portfolio is composed primarily of first lien senior secured and unitranche loans. To a lesser extent, we have and may continue to also invest in second lien, third lien, unsecured or subordinated loans and other debt and equity securities. In limited instances we may retain the “last out” portion of a first lien loan. In such cases, the “first out” portion of the first lien loan would receive priority with respect to payment over our “last out” position. In exchange for the higher risk of loss associated with such “last out” portion, we would earn a higher rate of interest than the “first out” position. We do not currently focus on investments in issuers that are distressed or in need of rescue financing. Subject to the limitations of the 1940 Act, we may invest in loans or other securities the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other Blackstone Credit & Insurance funds.

Although we do not expect a significant portion of our portfolio to be composed of second lien, third lien, unsecured or subordinated loans, there is no limit on the amount of such loans in which we may invest, subject to compliance with our 80% policy. We may purchase interests in loans or make other debt investments, including investments in senior secured bonds, through secondary market transactions in the “over-the-counter” market or directly from our target companies as primary market, directly originated or syndicated investments. In connection with our debt investments, we may on occasion receive equity interests such as warrants or options as additional consideration. We have and may continue to also purchase or otherwise acquire minority interests in the form of common or preferred equity or equity-related securities, such as rights and warrants that may be converted into or exchanged for our common shares or other equity or the cash value of shares or other equity, in our target companies, generally in conjunction with one of our debt investments or through a co-investment with a financial sponsor, such as an institutional investor or private equity firm, or a finance company transaction (such as a joint venture). In addition, a portion of our portfolio may be composed of unsecured bonds, collateralized loan obligations, other debt securities and derivatives, including total return swaps and credit default swaps. Depending on market conditions, we may increase or decrease our exposure to less senior portions of the capital structure or otherwise make opportunistic investments.

Our investment strategy is expected to capitalize on Blackstone Credit & Insurance’s scale and reputation in the market as an attractive financing partner to acquire our target investments at attractive pricing. We also expect to benefit from Blackstone’s reputation and ability to transact in scale with speed and certainty, and its long-standing and extensive relationships with private equity firms that require financing for their transactions.

Investment Selection

When identifying prospective investment opportunities, the Advisers currently intend to rely on fundamental credit analysis in order to minimize the loss of the Company’s capital. The Advisers expect to invest in companies generally possessing the following attributes, which they believe will help achieve our investment objectives:

Leading, Defensible Market Positions. The Advisers intend to invest in companies that they believe have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Advisers will seek companies that they believe possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.

Proven Management Teams. The Advisers focus on investments in which the target company has an experienced and high-quality management team with an established track record of success. The Advisers typically require companies to have in place proper incentives to align management’s goals with the Company’s goals.

Private Equity Sponsorship. Often the Advisers seek to participate in transactions sponsored by what they believe to be high-quality private equity firms. The Advisers believe that a private equity sponsor’s willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk generally have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise, which could provide additional protections for our investments.

Broad Exposure. The Advisers seek to invest broadly among industries and issuers, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Company’s portfolio.

Viable Exit Strategy. In addition to payments of principal and interest, we expect the primary methods for the strategy to realize returns on our investments include refinancings, sales of portfolio companies, and in some cases initial public offerings and secondary offerings. While many debt instruments in which we will invest have stated maturities of five to eight years, we expect the majority to be redeemed or sold prior to maturity. These instruments often have call protection that requires an issuer to pay a premium if it redeems in the early years of an investment. The investment team regularly reviews investments and related market conditions in order to determine if an opportunity exists to realize returns on a particular investment. We believe the ability to utilize the entire resources of Blackstone Credit & Insurance, including the public market traders and research analysts, allows the Advisers to gain access to current market information where the opportunity may exist to sell positions into the market at attractive prices.

Investment Process Overview

Our investment activities are managed by our Advisers. The Advisers are responsible for originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis, in each case with respect to the Allocated Portion.

The investment professionals employed by Blackstone Credit & Insurance have spent their careers developing the resources necessary to invest in private companies. Our transaction process is highlighted below.

Sourcing and Origination

The private credit investment team, comprised of 102 dedicated investment professionals as of March 31, 2025, is responsible for establishing regular dialogue with, and coverage of, the financial advisory, corporate issuer, financial sponsor, legal and restructuring communities. The team also has regular contact with Wall Street firms, business brokers, industry executives and others who help identify direct origination investment opportunities. Blackstone Credit & Insurance seeks to be a value-added partner to its counterparties in connection with their capital needs, and believes that these relationships have driven, and will continue to drive, substantial proprietary deal flow and insight into investment opportunities.

The Company seeks to generate investment opportunities primarily through direct origination channels. The global presence of Blackstone Credit & Insurance generates access to a substantial amount of directly originated transactions with what it believes to be attractive investment characteristics. Blackstone Credit & Insurance’s team has over 400 sponsor and advisor relationships with a primary focus on what it believes are the largest, highest quality, and most-well capitalized sponsors and advisors, leading to substantial repeat counterparties and making Blackstone Credit & Insurance a partner of choice to these sponsors. In addition to the depth and breadth of Blackstone Credit & Insurance’s relationships, sponsor and advisor partners also seek to transact with Blackstone Credit & Insurance due to its value-add through the Value Creation Program by not only helping companies with operational support, but also potentially enhancing revenue generation and cost savings opportunities for Blackstone Credit & Insurance’s portfolio companies, all of which further contribute to our origination efforts. With respect to syndicate and club deals, Blackstone Credit & Insurance has built a network of relationships with commercial and investment banks, finance companies and other investment funds as a result of the long track record of its investment professionals in the leveraged finance marketplace. Blackstone Credit & Insurance also has a $111 billion Liquid Corporate Credit platform, which, we believe, allows us access to the secondary market for investment opportunities. Blackstone Credit & Insurance is invested in over 4,900 corporate issuers across its $389 billion platform which we believe offers us deep insight across all sectors and industries in our market.

Blackstone Credit & Insurance aims to leverage the broader Blackstone network to generate additional deal flow. Blackstone’s Private Equity platform has been built over the past 35 years and invests globally across industries in both established and growth-oriented structures. Blackstone’s Real Estate group is the world’s largest owner of commercial real estate. Blackstone’s General Partnership Stakes group seeks to serve as a strategic partner to talented managers at all stages of their life cycles and help them build enduring franchises. Through such other business units of Blackstone, Blackstone Credit & Insurance aims to increase its connectivity and deepen sponsor relationships.

We believe that Blackstone Credit & Insurance’s strong reputation and longstanding relationships with its broad network will help drive substantial proprietary deal flow and provide a significant pipeline of investment opportunities for us.

Evaluation and Due Diligence

The hallmark of Blackstone Credit & Insurance’s approach to investing will continue to be defined by a rigorous due diligence process focused on downside protection and capital preservation. This process includes a thorough business review of the industry, competitive landscape, products, customers, returns on capital, strength of management team and consultation with outside advisors and industry experts, and benefits from Blackstone’s global platform, offering broad access and insight. When a new investment opportunity is sourced, the Blackstone Credit & Insurance team spends time with management, analyzing the company’s assets and its financial position. This initial assessment is then followed by extensive credit analysis, including asset valuation work; financial modeling and scenario analysis; cash flow and liquidity analyses; and legal, tax and accounting review. Blackstone Credit & Insurance’s diligence process will also include a detailed review of key qualitative factors, including the strength of management, quality / strategic value of the company’s assets, and potential operational risks. Further detail on this process is outlined below.

Initial Review. The investment team examines information furnished by the target company and external sources, including financial sponsors, banks, advisors and rating agencies, if applicable, to determine whether the investment meets our basic investment criteria within the context of proper allocation of our portfolio among various issuers and industries, and offers an acceptable probability of attractive returns with identifiable downside risk. Blackstone Credit & Insurance conducts detailed due diligence investigations. Given its incumbent positions, for the majority of securities available on the secondary market, a comprehensive analysis is conducted and continuously maintained by a dedicated Blackstone Credit & Insurance research analyst, the results of which are available for the transaction team to review.

Credit Analysis/Due Diligence. Before undertaking an investment, the investment team conducts a thorough and rigorous due diligence review of the opportunity to ensure the company fits our investment strategy for originated investments, which may include:

•        a full operational analysis to identify the key risks and opportunities of the target’s business, including a detailed review of historical and estimated financial results;

•        a detailed analysis of industry and customer dynamics, competitive position, regulatory, tax, legal, environmental, social and governance matters;

•        a detailed financial modeling and scenario analysis;

•        reference calls within the Blackstone network on the company and relevant industry outlook;

•        maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio; and

•        on-site visits and customer and supplier reference calls, if deemed necessary;

•        background checks to further evaluate management and other key personnel;

•        a review by legal and accounting professionals, environmental or other industry consultants, if necessary;

•        a review of financial sponsor due diligence, including portfolio company and lender reference checks, if necessary; and

•        a review of management’s experience and track record.

Third parties are often involved in the Advisers’ due diligence process, whether they are hired by the Advisers or by the lead sponsor in a transaction. Utilizing consultants to help evaluate a business and test an investment thesis is typically very beneficial. When possible, the Advisers seek to structure transactions in such a way that our target companies are required to bear the costs of due diligence, including those costs related to any outside consulting work we may require.

The foregoing initial assessment is then followed by extensive credit analysis, including asset valuation, financial analysis, cash flow analysis and scenario analysis, legal and accounting review, and comparable credit and equity analyses. A thorough assessment of structure and leverage of a transaction and how the particular investment fits into the overall investment strategy of the portfolio is conducted. Blackstone Credit & Insurance’s typical investment process (including diligence) for an originated investment opportunity typically spans two to six months, from the initial screen through final approval and funding. Depending on the deal, each investment team typically consists of four to five investment professionals, consisting of a senior managing director, managing director, principal or vice president and associate and/or analyst.

The Investment Committee utilizes a consensus-driven approach and includes long-tenured professionals that have been with Blackstone Credit & Insurance on average of approximately 15 years and have approximately 23 years of industry experience: Brad Marshall, Michael Zawadzki, Michael Carruthers, Brad Colman, Justin Hall, Robert Horn, Valerie Kritsberg, Daniel Leiter, Ferdinand Niederhofer, Daniel Oneglia, Robert Petrini and Louis Salvatore. For transactions above certain size parameters, others who participate in the Investment Committee process include members of Blackstone senior leadership, Jonathan Gray, Michael Chae, Vikrant Sawhney, and Kenneth Caplan, as well as others on the investment team responsible for conducting due diligence, and other senior members of Blackstone Credit & Insurance and broader Blackstone. For certain investments, generally smaller investments where the Company is participating alongside other lenders in a “club” deal, providing an anchor order or purchasing broadly syndicated loans, the Investment Committee has delegated the authority to make an investment decision to the CIO or Portfolio Manager of a strategy or fund.

The Investment Committee review process is multi-step and iterative and occurs in parallel with the diligence and structuring of investments. The initial investment screening process involves an Investment Committee “Heads-Up” review presentation by the senior managing director leading a given transaction and members of the investment team. The Heads-Up review involves the production of a short memorandum with a focus on the following diligence items: an early diligence review of the underlying business fundamentals; expected return potential; expected investment size; assessment of key risks; and an appropriate initial diligence plan. At this point in the decision-making process, the Investment Committee will decide whether or not the investment team should proceed with deeper diligence on the investment opportunity.

Once in-depth diligence has commenced, the investment team compiles its findings, credit risks and mitigants, and preliminary transaction recommendation into a memorandum that is presented to a select group of senior managing directors in a weekly forum referred to as “Office Hours.” Office Hours provides a subset of the Investment Committee the opportunity to review the investment team’s detailed diligence findings in advance of presenting to the full Investment Committee, and to pose questions and recommendations to the investment team regarding its credit evaluation.

The ultimate results and findings of the investment analysis, including any follow up diligence items identified at Office Hours, are compiled in comprehensive investment memoranda that are used as the basis to support the investment thesis and are utilized by the Investment Committee (or delegate, if applicable) for final investment review and approval.

Portfolio Monitoring

Active management of our investments is performed by the team responsible for making the initial investment as well as by members of the Office of the CIO. Blackstone Credit & Insurance believes that actively managing an investment allows it to identify problems early and work with companies to develop constructive solutions when necessary. Blackstone Credit & Insurance will monitor our portfolio with a focus toward anticipating negative credit events. In seeking to maintain portfolio company performance and help to ensure a successful exit, Blackstone Credit & Insurance will work closely with, as applicable, the lead equity sponsor, loan syndicator, portfolio company management, consultants, advisers and other security holders to discuss financial position, compliance with covenants, financial requirements and execution of the company’s business plan. In addition, depending on the size, nature and performance of the transaction, we may occupy a seat or serve as an observer on a portfolio company’s board of directors or similar governing body.

Typically, Blackstone Credit & Insurance will receive financial reports detailing operating performance, sales volumes, margins, cash flows, financial position and other key operating metrics on a monthly or quarterly basis from portfolio companies. Blackstone Credit & Insurance will use this data, combined with due diligence gained through contact with the company’s customers, suppliers, competitors, market research and other methods, to conduct an ongoing rigorous assessment of the company’s operating performance and prospects.

While the initial investment team remains primarily responsible for the collection, analysis, and dissemination of financial information received from portfolio companies, the portfolio managers and members of the Office of the CIO also review portfolio reporting on a daily, weekly, and monthly basis to identify early signs of outperformance or underperformance.

Blackstone Credit & Insurance maintains several formal forums to review and monitor the portfolio. Quarterly portfolio reviews are conducted to identify broad trends across the portfolio and assess recent performance. Blackstone Credit & Insurance conducts industry-specific reviews across both our private and liquids businesses to provide in-depth insights into particular sectors, bringing together comprehensive insights across our platform. In addition, bi-weekly portfolio screening committees and monthly Watch List Committee meetings are used for in-depth reviews of credits.

In instances of weaker than expected performance, members of the Office of the CIO, including over 20 professionals dedicated to asset management as of March 31, 2025, may work closely with deal teams to review and diligence the source of underperformance, re-underwrite the business, and develop a comprehensive strategy for go-forward management of the position. Blackstone Credit & Insurance’s Asset Management Group, housed within the Office of the CIO, comprises a team of functionally-oriented professionals focused on three verticals: Financial Solutions, Operational Asset Management, and Legal / Restructuring. Financial Solutions provides detailed financial analysis, re-underwriting capabilities, and support for portfolio companies such as cash flow estimates or other financial management tools, as needed. Operational Asset Management assesses portfolio company processes, management, and operational capabilities to support and drive operational improvements. Operational Asset Management also is responsible for our Value Creation Program, which leverages the scale of the broader Blackstone platform in order to improve operations and profitability at Blackstone Credit & Insurance portfolio companies.

Financial reporting for portfolio companies is reviewed on a daily, weekly and monthly basis by deal teams and members of the Office of the CIO, including the Asset Management Group. Blackstone Credit & Insurance utilizes a series of proprietary portfolio dashboards and automated reports to ensure responsible parties receive detailed information on a timely basis. Each week, all financial reporting results across the portfolio are aggregated and distributed to the portfolio management team for review. Portfolio company performance updates, including recent developments and go-forward action plans for underperforming assets, are reviewed at bi-weekly portfolio screening committee and monthly Watch List Committee meetings, which include members of the Investment Committee. Our formal Watch List, which is managed by the Office of the CIO, is reviewed at monthly Watch List Committee meetings, with interim updates as needed. The Watch List Committee is comprised of members of the Investment Committee and includes investment professionals from both our Liquid Credit and Private Credit businesses. On a quarterly basis, the watch list is also reviewed in depth with Blackstone senior management including President and Chief Operating Officer Jonathan Gray, Chief Financial Officer Michael Chae, and Global Co-Chief Investment Officer Kenneth Caplan.

Valuation Process. Each quarter, we will value investments in our portfolio, and such values will be disclosed each quarter in reports filed with the SEC. With respect to investments for which market quotations are not readily available, the Board reviews the valuation recommendations of the Audit Committee of the Board (the “Audit Committee”) and determines the fair value of each investment in the portfolio in good faith, based on the input of the Audit Committee, the Advisers’ valuation committee and where applicable, the independent valuation firms and other external service providers, based on procedures adopted by, and subject to the supervision of, the Board.

Managerial Assistance. As a BDC, we must offer, and provide upon request, significant managerial assistance to certain of our portfolio companies except where the Company purchases securities of an issuer in conjunction with one or more other persons acting together, one of the other persons in the group makes available such managerial assistance. This assistance could involve, among other things, monitoring the operations of our portfolio companies, participating in board and management meetings, consulting with and advising officers of portfolio companies and providing other organizational and financial guidance, including through the Value Creation Program. The Advisers and the Administrators will provide such managerial assistance on our behalf to portfolio companies that request this assistance. To the extent fees are paid for these services, we, rather than the Advisers, will retain any fees paid for such assistance.

Exit

In addition to payments of principal and interest, we expect the primary methods for the strategy to realize returns on its investments to include refinancings, sales of portfolio companies, and in some cases initial public offerings and secondary offerings. While many debt securities in which we will invest have stated maturities of five to eight years, based on Blackstone Credit & Insurance’s past experience, we believe most of these securities will be redeemed or sold prior to maturity. These securities often have call protection that requires an issuer to pay a premium if it redeems in the early years of an investment. However, there is no assurance that our investments will achieve realization events as a result of refinancings, sales of portfolio companies or public offerings and these realization events will become more unlikely when conditions in the credit and capital markets have deteriorated.

The investment team regularly reviews investments and related market conditions in order to determine if an opportunity exists to realize returns on a particular investment. We believe the Advisers’ ability to utilize the entire resources of Blackstone Credit & Insurance, including the public market traders, research analysts and capital markets functions, allows the Advisers to gain access to current market information where the opportunity may exist to sell positions into the market at attractive prices.

Co-Investment Relief

We have in the past co-invested, and in the future will co-invest, with certain affiliates of Blackstone and the Advisers. The Company has received an exemptive order from the SEC that permits the Company, among other things, to co-invest with certain other persons, including certain affiliates of Blackstone and the Advisers and certain funds managed and controlled by Blackstone, the Advisers and their respective affiliates, subject to certain terms and conditions. Pursuant to such order, the Board has approved co-investment policies and procedures describing how the Company will comply with the co-investment exemptive relief. Further, the Advisers have adopted co-investment policies and procedures describing the allocation of co-investment opportunities in which the Company will have the opportunity to participate with one or more Blackstone and Blackstone Credit & Insurance BDCs, other Regulated Funds (as defined below) and other public or private Blackstone and Blackstone Credit & Insurance funds that target similar assets. “Regulated Funds” are other Blackstone or Blackstone Credit & Insurance clients that are closed-end management investment companies that have elected to be regulated as a BDC or are registered under the 1940 Act and who intend to rely on the exemptive order. If Blackstone Credit & Insurance considers an investment that is consistent with our then-current investment objectives and strategies, Blackstone Credit & Insurance must present the Company with the opportunity to participate in the investment. The Company may determine to participate or not to participate, depending on whether Blackstone or Blackstone Credit & Insurance determine that the investment is appropriate for the Company (e.g., based on investment strategy). If the Company does participate, the co-investment is generally allocated to the Company, any other Blackstone Credit & Insurance BDCs and other Regulated Funds (including Blackstone Private Credit Fund) and the other Blackstone and Blackstone Credit & Insurance funds participating in the investment pro rata based on available capital in the applicable asset class. If the Advisers determine that such investment is not appropriate for the Company or that the Company should not participate, the investment will not be allocated to the Company.

Corporate Information

Our corporate headquarters are located at 345 Park Avenue, 31st Floor, New York, New York 10154. We maintain a website at www.bxsl.com. Information on our website or on Blackstone’s website at www.blackstone.com is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus.

Risk Factors

An investment in our securities involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to invest in our securities. Risks involved in an investment in our securities include:

Risks Related to Our Business and Structure

•                  Price declines in the medium- and large-sized U.S. corporate debt market may adversely affect the fair value of our portfolio and our market price.

•                  Our ability to achieve our investment objectives depends on the ability of the Advisers to manage and support our investment process largely through relationships with private equity sponsors, investment banks and commercial banks.

•                  Our Board may change our operating policies and strategies or amend our Fourth Amended and Restated Declaration of Trust (the “Declaration of Trust”) without prior notice or shareholder approval, the effects of which may be adverse to our results of operations and financial condition.

•                  We may face increasing competition for investment opportunities, have difficulty sourcing investment opportunities and experience fluctuations in our quarterly results.

•                  As required by the 1940 Act, a significant portion of our investment portfolio is and will be recorded at fair value as determined in good faith by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

•                  There is a risk that investors in our shares may not receive distributions or that our distributions may decrease over time.

•                  Changes in laws or regulations governing our operations and the possibility of increased regulatory focus on areas related to our business could result in additional burdens on our business.

•                  General economic conditions could adversely affect the performance of our investments and our market price, including recessionary fears, geopolitical events and inflation.

•                  We and our portfolio companies and service providers may be subject to cybersecurity risks and our business could be adversely affected by changes to data protection laws and regulations.

Risks Related to Our Investments

•                  We generally will not control our portfolio companies and our investments in prospective portfolio companies may be risky.

•                  Economic recessions or downturns or restrictions on trade could impair our portfolio companies and adversely affect our operating results.

•                  Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies and breach covenants or defaults on such debt.

•                  We are exposed to risks associated with changes in interest rates.

•                  Second priority liens on collateral securing debt investments that we make to our portfolio companies may be subject to control by senior creditors with first priority liens.

•                  Our portfolio may be concentrated in a limited number of industries, which may subject us to specific risks.

Risks Related to the Advisers and Their Affiliates

•                  The Advisers and their affiliates, including our officers and some of our trustees, face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our shareholders.

•                  We may be obligated to pay the Adviser, and the Adviser may be obligated to pay the Sub-Adviser, incentive compensation even if we incur a net loss due to a decline in the value of our portfolio;

•                  The Advisers rely on key personnel, the loss of any of whom could impair its ability to successfully manage us.

Risks Related to Business Development Companies

•                  The requirement that we invest a sufficient portion of our assets in assets of the type listed in Section 55(a) of the 1940 Act (“Qualifying Assets”) could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in Qualifying Assets could result in our failure to maintain our status as a BDC.

•                  Regulations governing our operation as a BDC and RIC will affect our ability to raise, and the way in which we raise, additional capital or borrow for investment purposes.

Risks Related to Debt Financing

•                  We borrow money, which magnifies the potential for loss on amounts invested in us and may increase the risk of investing in us.

•                  Provisions in a credit facility may limit our investment discretion.

•                  We are subject to risks associated with the unsecured notes and debt securitizations that we have issued and our credit facilities.

Federal Income Tax Risks

•                  We will be subject to corporate-level income tax if we are unable to maintain RIC tax treatment under Subchapter M of the Code or satisfy RIC distribution requirements.

•                  Our portfolio investments may present special tax issues.

•                  Legislative or regulatory tax changes could adversely affect investors.

Risks Related to an Investment in the Common Shares

•                  Shares of closed-end management investment companies, including BDCs, often trade at a discount to their net asset value.

•                  An investment in our shares involves a high degree of risk and the market price of our securities could fluctuate significantly.

•                  There is a risk that investors in our equity securities will not receive distributions or that our distributions do not grow over time and a portion of our distributions could be a return of capital.

OFFERINGS

Under the shelf registration process, which constitutes a delayed offering in reliance on Rule 415 under the Securities Act, we may offer, from time to time, in one or more offerings or series, our common shares, preferred shares, debt securities, subscription rights to purchase our securities, or warrants representing rights to purchase our securities on terms to be determined at the time of the offering. We will offer our securities at prices and on terms to be set forth in one or more supplements to this prospectus.

We may offer our securities directly to one or more purchasers, including existing shareholders in a rights offering, through agents that we designate from time to time or to or through underwriters or dealers. The prospectus supplement relating to each offering will identify any agents or underwriters involved in the sale of our securities, and will set forth any applicable purchase price, fee, commission or discount arrangement between us and our agents or underwriters or among our underwriters or the basis upon which such amount may be calculated. See “Plan of Distribution” in this prospectus. We may not sell any of our securities through agents, underwriters or dealers without delivery of a prospectus supplement describing the method and terms of the offering of our securities. Set forth below is additional information regarding offerings of our securities:

Symbol on the New York Stock Exchange	“BXSL”
Use of Proceeds

Unless otherwise specified in a prospectus supplement, we intend to use the net proceeds from the sale of our securities for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies and repaying indebtedness (which will be subject to reborrowing).

Each supplement to this prospectus relating to an offering will more fully identify the use of the proceeds from such offering.
See “Use of Proceeds” in this prospectus.
Distributions

We intend to make quarterly distributions to our shareholders out of assets legally available for distribution. Our distributions, if any, will be determined by our Board. All future distributions will be subject to lawfully available funds therefor, and we can offer no assurance that we will be able to declare such distributions in future periods.

We intend to timely distribute substantially all of our annual income for each year to shareholders in such a manner so as to meet the requirements prescribed under Section 852(a) of Subchapter M of the Code, except that we may retain certain net capital gains for reinvestment and, depending upon the level of annual income earned in a year, we may choose to carry forward income for distribution in the following year and as such pay any applicable U.S. federal excise tax associated with carrying forward such income. The distributions we pay to our shareholders in a year may exceed our taxable earnings and profits for that year and, accordingly, a portion of such distributions may constitute a return of capital to our shareholders for U.S. federal income tax purposes. The specific tax characteristics of our distributions will be reported to shareholders after the end of the calendar year. See “Distributions” in this prospectus.

Taxation

We have elected to be treated for U.S. federal income tax purposes, and intend to qualify annually, as a RIC under Subchapter M of the Code. Our tax treatment as a RIC will enable us to deduct from income any qualifying distributions made to our shareholders, so that we will only be potentially subject to corporate-level U.S. federal income taxation in respect of earnings that we retain and do not distribute, if any.

To maintain our status as a RIC and to avoid being subject to corporate-level U.S. federal income taxation on our earnings, we must, among other things:

•        maintain our election under the 1940 Act to be treated as a BDC;

•        derive in each taxable year at least 90% of our gross income from dividends, interest, gains from the sale or other disposition of stock or securities and other specified categories of investment income; and

•        maintain diversified holdings as prescribed by Subchapter M of the Code.

In addition, to qualify and maintain our tax treatment as a RIC, we must distribute (or be deemed to have distributed) in each taxable year dividends, for tax purposes, in an amount equal to at least 90% of our investment company taxable income (“ICTI”) (which is generally our ordinary income plus the excess, if any, of our realized net short-term capital gains over our realized net long-term capital losses) and net tax-exempt income for that taxable year.

As a RIC, we generally will not be subject to corporate-level U.S. federal income tax on our ICTI and net capital gains, if any, that we distribute to our shareholders. If we fail to distribute for a calendar year at least an amount equal to the sum of (i) 98% of our ordinary income for the calendar year, (ii) 98.2% of our capital gain net income (both long-term and short-term), if any, for the one-year period ending October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years, on a timely basis, we may be subject to a non-deductible, entity level, 4% U.S. federal excise tax on the amount of undistributed earnings falling short of the aforementioned minimum percentages. See “Distributions” and “Certain U.S. Federal Income Tax Considerations” in this prospectus.

Leverage

As a BDC, we are permitted under the 1940 Act to borrow funds or issue “senior securities” to finance a portion of our investments. As a result, we are exposed to the risks of leverage, which may be considered a speculative investment technique.

Leverage increases the potential for gain and loss on amounts invested and, as a result, increases the risks associated with investing in our securities. With certain limited exceptions, we may issue “senior securities,” including borrowing money from banks or other financial institutions only in amounts such that the ratio of our total assets (less total liabilities other than indebtedness represented by senior securities) to our total indebtedness represented by senior securities plus preferred shares, if any, is at or above 150% after such incurrence or issuance. This means that generally, we can borrow up to $2 for every $1 of investor equity. The costs associated with our borrowings, including any increase in the management fee payable to the Adviser, are borne by our shareholders.

As of March 31, 2025, our asset coverage was 184.2%. See “Regulation” in this prospectus.
Dividend reinvestment plan

We have adopted an “opt out” dividend reinvestment plan (“DRIP”) for our shareholders. As a result, if we declare a cash dividend or other distribution, each shareholder that has not “opted out” of our DRIP will have their dividends or distributions automatically reinvested in additional amounts of our common shares rather than receiving cash distributions. There will be no up-front selling commissions or dealer manager fees to you if you elect to participate in the dividend reinvestment plan. We will pay the plan administrator fees under the plan.

Shareholders who receive dividends and other distributions in the form of common shares generally are subject to the same U.S. federal tax considerations as shareholders who elect to receive their distributions in cash; however, since their cash dividends will be reinvested, those shareholders will not receive cash with which to pay any applicable taxes on reinvested dividends. See “Dividend Reinvestment Plan” in this prospectus.

Management Agreements

We are managed by our Adviser, Blackstone Private Credit Strategies LLC, and our Sub-Adviser, Blackstone Credit BDC Advisors LLC. The Advisers are affiliates of our Sub-Administrator, Blackstone Alternative Credit Advisors LP. Blackstone Private Credit Strategies LLC, in its capacity as Administrator to the Company, and the Sub-Administrator provide certain administrative and other services necessary for the Company to operate pursuant to the Administration Agreements. For a description of our Advisory Agreements and Administration Agreements, see “Management and Other Agreements” in this prospectus.

Custodian, Transfer and Dividend Paying Agent and Registrar

State Street Bank and Trust Company serves as our custodian. SS&C GIDS, Inc. acts as our transfer agent and dividend disbursing agent for our common shares. See “Custodian, Transfer and Dividend Paying Agent and Registrar” in this prospectus.

Available Information

We have filed with the SEC a registration statement on Form N-2, of which this prospectus is a part, under the Securities Act. This registration statement contains additional information about us and the securities being offered by this prospectus. We are also required to file periodic reports, current reports, proxy statements and other information with the SEC. This information is available on the SEC’s website at http://www.sec.gov.

We maintain a website at www.bxsl.com and make all of our periodic and current reports, proxy statements and other information available, free of charge, on or through our website. Information on our website and the SEC’s website is not incorporated into or part of this prospectus. You may also obtain such information free of charge by contacting us in writing at 345 Park Avenue, 31st Floor, New York, New York 10154, Attention: Blackstone Secured Lending Fund, or by phone at (212) 503-2100.

Incorporation of Certain Information by Reference

This prospectus is part of a registration statement that we have filed with the SEC. The information incorporated by reference is considered to comprise a part of this prospectus from the date we file any such document. Any reports filed by us with the SEC subsequent to the date of this prospectus and before the date that any offering of any securities by means of this prospectus and any supplement thereto is terminated will automatically update and, where applicable, supersede any information contained in this prospectus or incorporated by reference in this prospectus. See “Incorporation of Certain Information by Reference” in this prospectus.

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Company.

Shareholder transaction expenses:
Sales load (as a percentage of offering price)	—%(1)
Offering expenses (as a percentage of offering price)	—%(2)
Dividend reinvestment plan expenses	None(3)
Total shareholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common shares)(9):
Management Fee payable under the Investment Advisory Agreement	2.18%(4)
Incentive Fee payable under the Investment Advisory Agreement	2.48%(5)
Interest payments on borrowed funds	5.90%(6)
Other expenses	0.47%(7)
Total annual expenses	11.03%(8)

__________________________________

(1)    In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).

(2)    A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

(3)    The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan” in this prospectus.

(4)    The Management Fee is 1.0% of our average gross assets (excluding undrawn commitments but including assets purchased with borrowed amounts). We may from time to time decide it is appropriate to change the terms of the agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to shareholders for approval. See “Management and Other Agreements” in this prospectus.

        The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common shares (rather than our gross assets). The estimate of our Management Fee referenced in the table assumes that our average gross assets are 2.18x our average net assets.

(5)    The Incentive Fee will consist of two components, “Income based incentive fees” and “Capital Gains incentive fees” that are independent of each other, with the result that one component may be payable even if the other is not. The amount included in the table above are estimated by annualizing “Income based incentive fees” expense for the three months ended March 31, 2025, without regard to any impact from the cap applicable to the “Income based incentive fees,” and adding the “Capital gains based incentive fees” accrued in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The table reflects each incentive fee calculated at a rate of 17.5%.

        For a more detailed discussion of the calculation of this fee, see “Management and Other Agreements” in this prospectus and Note 3 in our notes to the unaudited condensed consolidated financial statements in our most recent Quarterly Report on Form 10-Q.

(6)    We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is estimated based on annualizing the actual amounts of interest payment on borrowed funds incurred during the three months ended March 31, 2025, divided by our weighted average net assets. We may also issue additional debt securities or preferred shares, subject to our compliance with applicable requirements under the 1940 Act.

(7)    Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements—Administration Agreement” in this prospectus. We based these expenses on estimated amounts for the current fiscal year.

(8)    Estimated.

(9)    Average net assets employed as the denominator for expense ratio computation is $6,299.5 million.

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common shares. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net investment income(1)	$84	$243	$391	$718
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net realized capital gains(2)	$107	$302	$474	$822

__________________________________

(1)    The income based incentive fee is subject to a 6% hurdle. Accordingly, no incentive fee would be payable in this example.

(2)    Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).

While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. There is no incentive compensation either on income or on capital gains under our Investment Advisory Agreement assuming a 5% annual return and therefore it is not included in the example. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive compensation of a material amount, our distributions to our shareholders and our expenses would likely be higher. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, participants in our dividend reinvestment plan will receive a number of common shares, determined by dividing the total dollar amount of the dividend or distribution payable to a participant by the market price per common share at the close of trading on the valuation date for the dividend. See “Dividend Reinvestment Plan” in this prospectus for additional information regarding our dividend reinvestment plan.

Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” the “Company,” or “us,” our common shareholders will indirectly bear such fees or expenses.

FINANCIAL HIGHLIGHTS

The financial data set forth in the following table as of and for the years ended December 31, 2024, 2023, 2022, 2021, 2020, 2019 and 2018 are derived from our consolidated financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm whose reports thereon are incorporated by reference in this prospectus, certain documents incorporated by reference in this prospectus or the accompanying prospectus supplement, or our Annual Reports on Form 10-K filed with the SEC, which may be obtained from www.sec.gov or upon request. The financial data set forth in the following table as of and for the three months ended March 31, 2025 is derived from our unaudited financial statements, but in the opinion of management, reflects all adjustments (consisting only of normal recurring adjustments) that are necessary to present fairly the results of such interim period. Interim results as of and for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025. You should read these financial highlights in conjunction with our consolidated financial statements and notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” incorporated by reference into this prospectus, any documents incorporated by reference in this prospectus or the accompanying prospectus supplement, or our Annual Reports on Form 10-K filed with the SEC.

	Three Months Ended March 31,	For The Year Ended December 31,
	2025	2024	2023	2022	2021
Per Share Data(1):
Net asset value, beginning of period	$27.39	$26.66	$25.93	$26.27	$25.20
Net investment income	0.83	3.51	3.90	2.91	2.43
Net change in unrealized and realized gain (loss)	(0.17)	(0.06)	(0.24)	(0.47)	0.76
Net increase (decrease) in net assets resulting from operations	0.66	3.45	3.66	2.44	3.19
Distributions declared(2)	(0.77)	(3.08)	(2.94)	(2.91)	(2.03)
Net increase (decrease) in net assets from capital share transactions	0.11	0.36	0.01	0.13	(0.09)
Total increase (decrease) in net assets	0.00	0.73	0.73	(0.34)	1.07
Net asset value, end of period	$27.39	$27.39	$26.66	$25.93	$26.27
Market value, end of period	$32.36	$32.31	$27.64	$22.35	$34.00
Shares outstanding, end of period	227,818,928	221,892,184	185,782,408	160,362,861	169,274,033
Total return based on NAV(3)	2.8%	13.7%	14.7%	10.3%	12.6%
Total Return based on market value(4)	2.6%	29.8%	37.4%	(26.1)%	32.1%
Ratios:
Ratio of net expenses to average net assets(5)	10.5%	11.2%	10.9%	8.4%	7.2%
Ratio of net investment income to average net assets(5)	12.2%	12.8%	14.6%	11.1%	9.3%
Portfolio turnover rate	5.3%	6.9%	13.4%	9.9%	35.4%
Supplemental Data:
Net assets, end of period	$6,240,869	$6,076,521	$4,952,041	$4,158,966	$4,447,479
Asset coverage ratio	184.2%	185.7%	200.3%	174.8%	180.2%

	For the Year Ended December 31,
	2020	2019	2018(6)
Per Share Data(1):
Net asset value, beginning of period	$26.02	$24.57	$25.00
Net investment income	2.51	2.18	0.17
Net change in unrealized and realized gain (loss)	(0.22)	0.96	(0.57)
Net increase (decrease) in net assets resulting from operations	2.29	3.14	(0.40)
Distributions declared(2)	(2.30)	(2.00)	—
Net increase (decrease) in net assets from capital share transactions	(0.81)	0.31	(0.03)
Total increase (decrease) in net assets	(0.82)	1.45	(0.43)
Net asset value, end of period	$25.20	$26.02	$24.57
Market value, end of period	N/A	N/A	N/A
Shares outstanding, end of period	129,661,586	64,289,742	9,621,319
Total return based on NAV(3)	6.5%	14.4%	(1.7)%
Total Return based on market value(4)	N/A	N/A	N/A
Ratios:
Ratio of net expenses to average net assets(5)	6.5%	8.5%	8.9%
Ratio of net investment income to average net assets(5)	10.4%	8.5%	6.1%
Portfolio turnover rate	46.8%	31.5%	—%
Supplemental Data:
Net assets, end of period	$3,267,809	$1,673,117	$236,365
Asset coverage ratio	230.0%	215.1%	227.8%

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(1)    The per share data was derived by using the weighted average shares outstanding during the period.

(2)    The per share data for distributions was derived by using the actual shares outstanding at the date of the relevant transactions.

(3)    Total return is calculated as the change in NAV per share during the period, plus distributions per share (assuming dividends and distributions are reinvested in accordance with the Company’s dividend reinvestment plan) divided by the beginning NAV per share. Total return does not include sales load.

(4)    Total return based on market value is calculated as the change in market value per share during the respective periods, taking into account distributions, if any, reinvested in accordance with the Company’s DRIP. The beginning market value per share is based on the initial public offering price of $26.15 per share and not annualized.

(5)    Amounts are annualized except for expense support amounts relating to organizational costs, excise tax, and management fee and income based incentive fee waivers by the Advisers. For the years ended December 31, 2024, 2023, 2022, 2021, 2020, 2019 and the period ended December 31, 2018, the ratio of total operating expenses to average net assets was 11.2%, 11.7%, 9.3%, 7.4%, 6.4%, 8.5% and 14.1%, respectively, on an annualized basis, excluding the effect of expense support/(recoupment) and management fee and income based incentive fee waivers by the Advisers which represented 0.0%, (0.8)%, (0.9)%, (0.2)%, (0.1)%, 0.0% and 5.2%, respectively, of average net assets. The Waiver Period ended on October 28, 2023.

(6)    The period ended December 31, 2018 represents the period from November 20, 2018 (commencement of operations) to December 31, 2018.

RISK FACTORS

Investing in our securities involves a number of significant risks. Before you invest in our securities, you should be aware of various risks associated with the investment, including those described in this prospectus, the accompanying prospectus supplement, Part I, Item 1A “Risk Factors” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus in their entirety, Part II, Item 1A “Risk Factors” in our most recent Quarterly Report on Form 10-Q, which is incorporated by reference into this prospectus in their entirety, any document incorporated by reference herein, and any free writing prospectus we may authorize in connection with a specific offering. You should carefully consider these risk factors, together with all of the other information included in this prospectus, before you decide whether to make an investment in our securities. The risks set out in this prospectus, the accompanying prospectus supplement, Part I, Item 1A “Risk Factors” in our most recent Annual Report on Form 10-K, Part II, Item 1A “Risk Factors” in our most recent Quarterly Report on Form 10-Q, any document incorporated by reference herein, and any free writing prospectus we may authorize in connection with a specific offering are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.

POTENTIAL CONFLICTS OF INTEREST

The information included under the captions “Business—Allocation of Investment Opportunities and Potential Conflicts of Interests” in Part I, Item 1 and “Risk Factors—Various potential and actual conflicts of interest will arise, and there are conflicts that may not be identified or resolved in a manner favorable to us.” in Part I, Item 1A of our most recent Annual Report on Form 10-K is incorporated herein by reference.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Some of the statements in the prospectus, any prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus contain forward-looking statements that involve substantial risks and uncertainties. Such statements involve known and unknown risks, uncertainties and other factors and undue reliance should not be placed thereon. These forward-looking statements are not historical facts, but rather are based on current expectations, estimates and projections about Blackstone Secured Lending Fund (together, with its consolidated subsidiaries, the “Company,” “we,” “us” or “our”), our current and prospective portfolio investments, our industry, our beliefs and opinions, and our assumptions. Words such as “anticipates,” “expects,” “intends,” “plans,” “will,” “may,” “continue,” “believes,” “seeks,” “estimates,” “would,” “could,” “should,” “targets,” “projects,” “outlook,” “potential,” “predicts” and variations of these words and similar expressions are intended to identify forward-looking statements. These statements are not guarantees of future performance and are subject to risks, uncertainties and other factors, some of which are beyond our control and difficult to predict and could cause actual results to differ materially from those expressed or forecasted in the forward-looking statements, including without limitation:

•      our future operating results;

•      our business prospects and the prospects of the companies in which we may invest;

•      the impact of the investments that we expect to make;

•      our ability to raise sufficient capital and buy back shares to execute our investment strategy;

•      general economic, logistical and political trends and other external factors, including inflation, trade policies, and recent supply chain disruptions and their impacts on our portfolio companies and on the industries in which we invest;

•      the ability of our portfolio companies to achieve their objectives;

•      our current and expected financing arrangements and investments;

•      changes in the general interest rate environment;

•      the adequacy of our cash resources, financing sources and working capital;

•      the timing and amount of cash flows, distributions and dividends, if any, from our portfolio companies;

•      our contractual arrangements and relationships with third parties;

•      actual and potential conflicts of interest with the Advisers or any of their affiliates;

•      the dependence of our future success on the general economy and its effect on the industries in which we may invest;

•      our use of financial leverage including the use of borrowed money to finance a portion of our investments and the availability of equity and debt capital on favorable terms or at all;

•      our business prospects and the prospects of our portfolio companies, including our and their ability to effectively respond to macroeconomic effects;

•      the ability of the Advisers to source suitable investments for us and to monitor and administer our investments;

•      the impact of future acquisitions and divestitures;

•      the ability of the Advisers or their affiliates to attract and retain highly talented professionals;

•      general price and volume fluctuations in the stock market;

•      our ability to maintain our qualification as a RIC and as a BDC;

•      the impact on our business of U.S. and international financial reform legislation, rules and regulations;

•      the effect of changes to tax legislation and our tax position; and

•      the tax status of the enterprises in which we may invest.

Although we believe that the assumptions on which these forward-looking statements are based are reasonable, any of those assumptions could prove to be inaccurate, and as a result, the forward-looking statements based on those assumptions also could be inaccurate. In light of these and other uncertainties, the inclusion of a projection or forward-looking statement in this prospectus, the prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus should not be regarded as a representation by us that our plans and objectives will be achieved. These risks and uncertainties include those described or identified in the section entitled “Item 1A. Risk Factors” in our most recent Annual Report on Form 10-K. These forward-looking statements apply only as of the dates of this prospectus, the prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law.

Because we are regulated as an investment company, the forward-looking statements and projections contained in this prospectus, the prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus are excluded from the safe harbor protection provided by Section 21E of the Exchange Act.

USE OF PROCEEDS

Unless otherwise specified in a prospectus supplement, we intend to use the net proceeds from the sale of our securities pursuant to this prospectus for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus and repaying indebtedness (which will be subject to reborrowing). The supplement to this prospectus relating to an offering will more fully identify the use of the proceeds from such offering.

We anticipate that it will take us less than six months for us to substantially invest the net proceeds of any offering made pursuant to this prospectus, depending on the availability of appropriate investment opportunities consistent with our investment objectives, market conditions and the amounts raised. We cannot assure you that we will achieve our targeted investment pace.

Proceeds not immediately used for new investments or the temporary repayment of debt will be invested primarily in cash, cash equivalents, U.S. government securities and other high-quality investments that mature in one year or less from the date of investment. These securities may have lower yields than the types of investments we would typically make in accordance with our investment objective and, accordingly, may result in lower dividends, if any, during such period.

PRICE RANGE OF COMMON SHARES

Our common shares are traded on the NYSE under the symbol “BXSL.” Historically, our common shares have traded at prices above our net asset value per share since trading began on October 28, 2021, however, our common shares have on occasion traded at or below our net asset value per share and may trade at prices below our net asset value per share in the future. It is not possible to predict whether our common shares will trade at a price per share at, above or below net asset value per share. See Part I, Item 1A “Risk Factors—Risks Related to an Investment in the Common Shares” in our most recent Annual Report on Form 10-K as well as in any subsequent SEC filing for more information.

The following table sets forth the net asset value per share of our common shares, the range of high and low closing sales prices of our common shares reported on the NYSE, the closing sales price as a premium (discount) to net asset value and the dividends declared by us in each fiscal quarter since we began trading on the NYSE. On July 10, 2025, the last reported closing sales price of our common shares on the NYSE was $31.56 per share, which represented a premium of approximately 15.2% to the net asset value per share reported by us as of March 31, 2025.

Period	Net Asset Value(1)		Price Range		High Sales Price Premium (Discount) to Net Asset Value(2)	Low Sales Price Premium (Discount) to Net Asset Value(2)	Cash Dividend Per Share(3)
			High	Low
For the Year Ended December 31, 2025
First Quarter		$27.39	$34.50	$31.30	26.0%	14.3%	$0.77
Second Quarter	$	*	$32.74	$26.88	*%	*%	$0.77
For the Year Ended December 31, 2024
First Quarter		$26.87	$31.42	$27.87	16.9%	3.7%	$0.77
Second Quarter		$27.19	$32.50	$30.45	19.5%	12.0%	$0.77
Third Quarter		$27.27	$31.59	$28.75	15.8%	5.4%	$0.77
Fourth Quarter		$27.39	$33.27	$29.25	21.5%	6.8%	$0.77
For the Year Ended December 31, 2023
First Quarter		$26.10	$26.25	$22.26	0.6%	(14.7)%	$0.70
Second Quarter		$26.30	$27.51	$23.95	4.6%	(8.9)%	$0.70
Third Quarter		$26.54	$28.77	$26.67	8.4%	0.5%	$0.77
Fourth Quarter		$26.66	$28.63	$26.06	7.4%	(2.3)%	$0.77

__________________________________

(1)    NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices.

(2)    Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case, as of the applicable quarter).

(3)    Represents the dividend or distribution declared and payable in the relevant quarter.

*      NAV has not yet been calculated for this period. NAV for the second quarter of 2025 will be available with the filing of the Company’s Quarterly Report on Form 10-Q for such quarter.

DISTRIBUTIONS

The Company has elected to be treated as a BDC under the 1940 Act. The Company also has elected to be treated as a RIC under the Code. So long as the Company maintains its tax treatment as a RIC, it generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes at least annually to its shareholders as dividends. Rather, any tax liability related to income earned and distributed by the Company would represent obligations of the Company’s investors and would not be reflected in the consolidated financial statements of the Company.

The Company evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are reserved and recorded as a tax benefit or expense in the current year. All penalties and interest associated with income taxes are included in income tax expense. Conclusions regarding tax positions are subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof. Management has analyzed the Company’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that there are no material uncertain tax positions through December 31, 2024. As applicable, the Company’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

To qualify for and maintain qualification as a RIC, the Company must, among other things, meet certain source-of-income and asset diversification requirements. In addition, to qualify for RIC tax treatment, the Company must distribute to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” for that year (without regard to the deduction for dividends paid), which is generally its net ordinary income plus the excess, if any, of its realized net short-term capital gains over its realized net long-term capital losses, and (ii) its net tax-exempt income.

In addition, based on the excise tax distribution requirements, the Company is subject to a 4% nondeductible federal excise tax on certain undistributed income unless the Company distributes in a timely manner in each taxable year an amount at least equal to the sum of

•      98% of its ordinary income for the calendar year;

•      98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending October 31 in that calendar year; and

•      any income realized, but not distributed, in prior years. For this purpose, however, any ordinary income or capital gain net income retained by the Company that is subject to corporate income tax is considered to have been distributed.

We have previously incurred, and may incur in the future, excise tax on a portion of our income and gains. While we intend to distribute income and capital gains to minimize exposure to the 4% excise tax, we may not be able to, or may not choose to, distribute amounts sufficient to avoid the imposition of the tax entirely. In that event, we will be liable for the tax only on the amount by which we do not meet the foregoing distribution requirement.

Distributions

We generally intend to distribute, out of assets legally available for distribution, substantially all of our available earnings, on a quarterly basis, as determined by the Board in its discretion. The following table summarizes our distributions declared and payable for the fiscal years ended December 31, 2023 and 2024 and for the fiscal quarter ended March 31, 2025 (dollars in thousands except per share amounts):

Date Declared	Record Date	Payment Date	Per Share Amount	Total Amount
For the fiscal quarter ended March 31, 2025
February 26, 2025	March 31, 2025	April 25, 2025	$0.7700	$175,421
Total distributions			$0.7700	$175,421
For the fiscal year ended December 31, 2024
February 28, 2024	March 31, 2024	April 26, 2024	0.7700	147,743
May 8, 2024	June 30, 2024	July 26, 2024	0.7700	152,706
August 7, 2024	September 30, 2024	October 25, 2024	0.7700	160,912
November 12, 2024	December 31, 2024	January 24, 2025	0.7700	170,751
Total distributions			$3.0800	$632,112
For the fiscal year ended December 31, 2023
February 27, 2023	March 31, 2023	April 27, 2023	0.7000	112,400
May 10, 2023	June 30, 2023	July 27, 2023	0.7000	115,783
June 20, 2023	September 30, 2023	October 26, 2023	0.7700	133,552
November 8, 2023	December 31, 2023	January 26, 2024	0.7700	143,052
Total distributions			$2.9400	$504,787

Pursuant to the Company’s DRIP, the following table summarizes the amounts and shares issued to shareholders who have not opted out of the Company’s DRIP for the fiscal years ended December 31, 2023 and 2024 and for the fiscal quarter ended March 31, 2025 (dollars in thousands except per share amounts):

Payment Date	DRIP Shares Value	DRIP Shares Issued
For the fiscal quarter ended March 31, 2025
January 24, 2025	$5,130	165,096
Total distributions	$5,130	165,096
For the fiscal year ended December 31, 2024
January 26, 2024	5,614	206,465
April 26, 2024	5,293	173,614
July 26, 2024	5,074	173,720
October 25, 2024	5,082	170,818
Total distributions	$21,063	724,617
For the fiscal year ended December 31, 2023
January 31, 2023	5,132	208,510
April 27, 2023	5,439	213,130
July 27, 2023	4,635	172,888
October 26, 2023	5,445	205,149
Total distributions	$20,651	799,677

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
AND RESULTS OF OPERATIONS

The information included under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part II, Item 7 of our most recent Annual Report on Form 10-K and Part I, Item 2 of our most recent Quarterly Report on Form 10-Q is incorporated herein by reference.

THE COMPANY

The information included under the captions “Business—Our Company” in Part I, Item 1 of our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part I, Item 2 of our most recent Quarterly Report on Form 10-Q is incorporated herein by reference.

SENIOR SECURITIES

Information about the Company’s senior securities included under the captions “Consolidated Financial Statements and Supplementary Data—Notes to Consolidated Financial Statements—Note 11. Financial Highlights and Senior Securities” in Part II, Item 8 of our most recent Annual Report on Form 10-K and “Financial Statements—Notes to Condensed Consolidated Financial Statements (Unaudited)—Note 11. Financial Highlights and Senior Securities” in Part I, Item 1 of our most recent Quarterly Report on Form 10-Q is incorporated by reference herein. The report of Deloitte & Touche LLP, our independent registered public accounting firm, is included in our most recent Annual Report on Form 10-K and is incorporated by reference herein.

PORTFOLIO COMPANIES

The following table sets forth certain information as of March 31, 2025 for each portfolio company in which the Company had an investment. Percentages shown for class of securities held by the Company represent percentage of the class owned and do not necessarily represent voting ownership or economic ownership.

The Board approved the valuation of the Company’s investment portfolio, as of March 31, 2025, at fair value as determined in good faith using a consistently applied valuation process in accordance with the Company’s documented valuation policy that has been reviewed and approved by the Board, who also approves in good faith the valuation of such securities as of the end of each quarter. For more information relating to the Company’s investments, see the Company’s financial statements incorporated by reference in this prospectus.

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien
First Lien Debt – non-controlled/ non-affiliated
Aerospace & Defense
Aevex Holdings, LLC	440 Stevens Ave., Suite 150, Solana Beach, CA 92075 United States	(4)(11)	SOFR + 6.00%	10.42%	4/30/2024	3/18/2026		$47,204	$46,962	$46,967	0.75%
Corfin Holdings, Inc.	1050 Perimeter Road, Manchester, NH 03103 United States	(4)(10)	SOFR + 5.25%	9.67%	2/5/2020	12/27/2027		263,362	261,749	263,362	4.22%
Corfin Holdings, Inc.	1050 Perimeter Road, Manchester, NH 03103 United States	(4)(10)	SOFR + 5.25%	9.67%	1/10/2025	12/27/2027		1,576	1,561	1,576	0.03%
Fastener Distribution Holdings LLC	201 East John Carpenter Freeway, Mandalay Tower 3, Suite 700, Irving, TX 75062 United States	(4)(7)(10)	SOFR + 4.75%	9.07%	10/31/2024	11/4/2031		30,938	30,591	30,725	0.49%
Frontgrade Technologies Holdings, Inc.	4350 Centennial Blvd Colorado Springs, CO, 80907 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.32%	1/9/2023	1/9/2030		2,341	2,287	2,341	0.04%
Frontgrade Technologies Holdings, Inc.	4350 Centennial Blvd Colorado Springs, CO, 80907 United States	(4)(5)(10)	SOFR + 5.00%	9.30%	3/18/2025	1/9/2030		355	351	355	0.01%
Horizon CTS Buyer, LLC	490 1st Ave South, Suite 600 St. Petersburg, FL United States 33701	(4)(7)(10)	SOFR + 4.50%	8.83%	3/28/2025	3/28/2032		1,080	1,066	1,066	0.02%
MAG DS Corp.	3580 Groupe Drive Suite 200 Woodbridge VA 22192 United States	(11)	SOFR + 5.50%	9.90%	4/1/2020	4/1/2027		79,342	77,025	74,260	1.19%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Aerospace & Defense (continued)
Magneto Components BuyCo, LLC	311 Sinclair Rd, Bristol, PA 19007 United States	(4)(7)(10)	SOFR + 6.00%	10.30% (incl. 2.57% PIK)	12/5/2023	12/5/2030			$33,583	$32,740	$32,719	0.52%
Maverick Acquisition, Inc.	3063 Philmont Ave B, Huntingdon Valley, PA 19006 United States	(4)(11)(17)	SOFR + 6.25%	10.55%	6/1/2021	6/1/2027			18,456	18,305	10,151	0.16%
Maverick Acquisition, Inc.	3063 Philmont Ave B, Huntingdon Valley, PA 19006 United States	(4)(7)(11)	SOFR + 6.25%	10.69%	3/4/2025	6/1/2027			276	276	276	0.00%
TCFI AEVEX, LLC	440 Stevens Ave., Suite 150, Solana Beach, CA 92075 United States	(4)(11)	SOFR + 6.00%	10.42%	3/17/2020	3/18/2026			108,803	108,442	108,259	1.73%
										581,355	572,057	9.16%
Air Freight & Logistics
AGI-CFI Holdings, Inc.	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156 – 7858 United States	(4)(10)	SOFR + 4.75%	9.20%	6/11/2021	6/11/2027			94,196	93,477	94,196	1.51%
AGI-CFI Holdings, Inc.	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156 – 7858 United States	(4)(5)(10)	SOFR + 4.75%	9.17%	3/19/2025	6/11/2027			6,133	6,103	6,133	0.10%
ENV Bidco AB	Staffans väg 2A SE – 192 78 Sollentuna, Sweden	(4)(5)(6)(10)	SOFR + 5.25%	9.55%	12/12/2024	7/19/2029			1,115	1,100	1,115	0.02%
ENV Bidco AB	Staffans väg 2A SE – 192 78 Sollentuna, Sweden	(4)(5)(6)(7)(8)	E + 5.25%	7.61%	12/12/2024	7/19/2029		EUR	1,337	1,350	1,442	0.02%
Mode Purchaser, Inc.	17330 Preston Rd., Suite 200 C Dallas, TX 75252 United States	(4)(11)	SOFR + 6.25%	10.71%	12/9/2019	12/9/2026			139,345	138,672	135,164	2.17%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Air Freight & Logistics (continued)
Mode Purchaser, Inc.	17330 Preston Rd., Suite 200 C Dallas, TX 75252 United States	(4)(11)	SOFR + 6.25%	10.71%	2/4/2022	2/5/2029			$3,978	$3,934	$3,858	0.06%
R1 Holdings LLC	1 Kellaway Dr, Randolph, MA 02368 United States	(4)(5)(7)(11)	SOFR + 6.25%	10.49%	12/30/2022	12/30/2028			1,182	1,157	1,148	0.02%
RWL Holdings, LLC	767 5th Ave #4200, New York, NY 10153 United States	(4)(10)	SOFR + 5.75%	10.20%	12/13/2021	12/31/2028			29,939	29,620	26,646	0.43%
SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)	SOFR + 8.00%	12.79%	7/1/2024	12/30/2026			139	139	139	0.00%
SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)	SOFR + 8.00%	12.67%	10/15/2024	12/30/2026			78	77	78	0.00%
SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)	SOFR + 5.00%	9.32%	11/27/2024	5/27/2030			1,953	1,952	1,953	0.03%
SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)	SOFR + 8.00%	12.32%	11/27/2024	11/27/2029			412	404	412	0.01%
										277,985	272,284	4.37%
Auto Components
Dellner Couplers Group AB	Vikavagen 144 79195 Falun, Sweden	(5)(6)(8)	E + 5.50%	7.78%	6/20/2024	6/18/2029		EUR	1,000	1,062	1,085	0.02%
Building Products
Fencing Supply Group Acquisition, LLC	211 Perimeter Center Pkwy NE #250, Dunwoody, GA 30346 United States	(4)(11)	SOFR + 6.00%	10.42%	2/26/2021	2/26/2027			52,876	52,606	50,893	0.82%
Jacuzzi Brands, LLC	3925 City Center Drive Suite 200, Chino Hills, CA 91709 United States	(4)(5)(10)	SOFR + 6.00%	10.31%	2/25/2019	2/25/2027			11,318	11,263	10,469	0.17%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Building Products (continued)
Jacuzzi Brands, LLC	3925 City Center Drive Suite 200, Chino Hills, CA 91709 United States	(4)(10)	SOFR + 6.00%	10.31%	2/25/2019	2/25/2027		$77,867	$77,546	$72,027	1.15%
L&S Mechanical Acquisition, LLC	1101 E Arapaho Rd, Suite 190, Richardson, TX 75081, United States	(4)(10)	SOFR + 6.25%	10.58%	9/1/2021	9/1/2027		15,054	14,908	14,903	0.24%
Lindstrom, LLC	2950 100th Court Northeast, Blaine, MN 55449 United States	(4)(11)	SOFR + 6.25%	10.67%	4/5/2019	5/1/2027		119,891	119,884	118,692	1.90%
Windows Acquisition Holdings, Inc.	235 Sunshine Road Royal, AR 71968 United States	(4)(5)(11)	SOFR + 6.50%	10.98% (incl. 8.58% PIK)	12/29/2020	12/29/2026		53,169	52,880	42,137	0.68%
									329,087	309,121	4.96%
Chemicals
DCG Acquisition Corp.	45 Rockefeller Plaza 20th Floor, New York, NY 10111 United States	(4)(7)(10)	SOFR + 4.50%	8.80%	6/13/2024	6/13/2031		35,505	35,112	35,150	0.56%
Formulations Parent Corp.	375 University Avenue, Westwood, MA 02090 United States	(4)(7)(10)	SOFR + 5.75%	10.07%	11/15/2023	11/15/2030		8,486	8,327	8,387	0.13%
									43,439	43,537	0.69%
Commercial Services & Supplies
Bazaarvoice, Inc.	338 Pier Avenue, Hermosa Beach CA 90254 United States	(4)(7)(8)	SOFR + 4.75%	8.75%	5/7/2021	5/7/2029		238,337	238,337	238,337	3.82%
CFS Brands, LLC	4711 E. Hefner Rd. Oklahoma City, OK 73131 United States	(4)(7)(11)	SOFR + 5.00%	9.32%	12/20/2024	10/2/2030		129,330	127,007	129,330	2.07%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Commercial Services & Supplies (continued)
EMB Purchaser, Inc.	35 Philmack Drive, Middletown, CT 06457 United States	(4)(10)	SOFR + 4.50%	8.80%	3/13/2025	3/13/2032		$27,452	$27,180	$27,178	0.44%
EMB Purchaser, Inc.	35 Philmack Drive, Middletown, CT 06457 United States	(4)(5)(7)(10)	SOFR + 4.50%	8.80%	3/13/2025	3/13/2032		360	244	243	0.00%
FusionSite Midco, LLC	5611 Ohio Ave, Nashville, TN 37209 United States	(4)(11)	SOFR + 5.75%	10.31%	11/17/2023	11/17/2029		25,656	25,211	25,656	0.41%
FusionSite Midco, LLC	5611 Ohio Ave, Nashville, TN 37209 United States	(4)(11)	SOFR + 5.50%	10.06%	11/17/2023	11/17/2029		11,096	10,907	11,096	0.18%
FusionSite Midco, LLC	5611 Ohio Ave, Nashville, TN 37209 United States	(4)(5)(7)(11)	SOFR + 5.75%	10.31%	9/25/2024	11/17/2029		21,219	21,003	21,125	0.34%
Gatekeeper Systems, Inc.	90 Icon, Foothill Ranch, CA 92610, United States	(4)(10)	SOFR + 5.00%	9.31%	8/27/2024	8/28/2030		44,336	43,737	44,004	0.71%
Gatekeeper Systems, Inc.	90 Icon, Foothill Ranch, CA 92610, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.29%	8/27/2024	8/28/2030		4,953	4,770	4,832	0.08%
Gorilla Investor LLC	712 Fifth Avenue, 44th Floor, New York, NY 10019, United States	(4)(10)	SOFR + 5.00%	9.30%	9/26/2024	9/30/2031		24,805	24,345	24,557	0.39%
Ground Penetrating Radar Systems, LLC	1901 Indian Wood Cir Maumee, OH 43537	(4)(5)(10)	SOFR + 4.50%	8.80%	1/2/2025	1/2/2032		2,958	2,930	2,929	0.05%
Ground Penetrating Radar Systems, LLC	1901 Indian Wood Cir Maumee, OH 43537	(4)(7)(10)	SOFR + 4.50%	8.80%	1/2/2025	1/2/2032		38	32	32	0.00%
Iris Buyer, LLC	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)(11)	SOFR + 5.25%	9.54%	10/2/2023	10/2/2030		25,392	24,844	25,392	0.41%
Iris Buyer, LLC	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)(5)(11)	SOFR + 5.25%	9.55%	10/2/2023	10/2/2030		2,394	2,351	2,394	0.04%
Iris Buyer, LLC	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)(5)(7)(11)	SOFR + 5.25%	9.55%	10/2/2023	10/2/2029		1,102	1,026	1,102	0.02%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Commercial Services & Supplies (continued)
Iris Buyer, LLC	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)(7)(11)	SOFR + 5.25%	9.55%	2/4/2025	10/2/2030		$268	$221	$236	0.00%
Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(10)	SOFR + 5.00%	9.30%	12/15/2021	12/15/2027		4,171	4,135	4,171	0.07%
Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(10)	SOFR + 5.00%	9.30%	12/15/2021	12/15/2027		2,895	2,874	2,895	0.05%
Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(10)	SOFR + 5.00%	9.30%	11/9/2023	12/15/2027		1,628	1,600	1,628	0.03%
Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	6/28/2024	12/15/2027		1,978	1,955	1,968	0.03%
JSS Holdings, Inc.	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)(10)	SOFR + 5.25%	9.55% (incl. 3.00% PIK)	12/17/2020	11/8/2031		284,023	281,631	284,023	4.55%
JSS Holdings, Inc.	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)(5)(10)	SOFR + 5.25%	9.55% (incl. 3.00% PIK)	12/29/2021	11/8/2031		4,905	4,866	4,905	0.08%
JSS Holdings, Inc.	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)(5)(7)(10)	SOFR + 5.25%	9.55% (incl. 3.00% PIK)	11/8/2024	11/8/2031		31,237	30,910	31,200	0.50%
Knowledge Pro Buyer, Inc.	Country Squire Lane, Princeton Junction, NJ 8550 United States	(4)(7)(10)	SOFR + 5.00%	9.42%	12/10/2021	12/10/2027		8,080	7,904	7,866	0.13%
KPSKY Acquisition, Inc.	500 Unicorn Park 3rd Floor, Woburn, MA 01801 United States	(4)(10)(18)	SOFR + 5.50%	9.89%	10/19/2021	10/19/2028		19,957	19,755	17,163	0.28%
KPSKY Acquisition, Inc.	500 Unicorn Park 3rd Floor, Woburn, MA 01801 United States	(4)(5)(10)(18)	SOFR + 5.50%	9.89%	10/19/2021	10/19/2028		2,298	2,276	1,976	0.03%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Commercial Services & Supplies (continued)
Onex Baltimore Buyer, Inc.	712 Fifth Avenue New York, NY 10019 United States	(4)(10)(18)	SOFR + 5.27%	9.60%	12/1/2021	12/1/2027		$10,804	$10,707	$10,804	0.17%
Onex Baltimore Buyer, Inc.	712 Fifth Avenue New York, NY 10019 United States	(4)(7)(11)(18)	SOFR + 4.75%	9.08%	12/1/2021	12/1/2027		14,724	14,534	14,724	0.24%
Pye-Barker Fire & Safety, LLC	2500 Northwinds Parkway, Ste 200, Alpharetta, GA 30009 United States	(4)(5)(10)	SOFR + 4.50%	8.80%	5/24/2024	5/24/2031		4,461	4,461	4,461	0.07%
Pye-Barker Fire & Safety, LLC	2500 Northwinds Parkway, Ste 200, Alpharetta, GA 30009 United States	(4)(5)(10)	SOFR + 4.50%	8.83%	5/24/2024	5/24/2031		13,816	13,756	13,747	0.22%
TEI Intermediate LLC	200 Innerbelt Road, Somerville, MA 02143 United States	(4)(10)	SOFR + 4.75%	9.05%	12/13/2024	12/15/2031		25,799	25,552	25,670	0.41%
TEI Intermediate LLC	200 Innerbelt Road, Somerville, MA 02143 United States	(4)(5)(7)(10)	P + 3.75%	11.25%	12/13/2024	12/15/2031		495	422	437	0.01%
The Hiller Companies, LLC	3751 Joy Springs Drive, Mobile, AL 36693 United States	(4)(10)	SOFR + 5.00%	9.30%	6/20/2024	6/20/2030		8,193	8,122	8,131	0.13%
The Hiller Companies, LLC	3751 Joy Springs Drive, Mobile, AL 36693 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	6/20/2024	6/20/2030		569	544	545	0.01%
Veregy Consolidated, Inc.	23325 N. 23rd Ave, Suite 120 Phoenix, AZ 85027 United States	(11)	SOFR + 6.00%	10.55%	11/3/2020	11/2/2027		20,406	20,199	20,457	0.33%
Water Holdings Acquisition LLC	2002 West Grand Parkway North, Suite 100, Katy, TX 77449, United States	(4)(7)(10)	SOFR + 5.50%	9.79% (incl. 3.00% PIK)	7/31/2024	7/31/2031		31,674	31,374	31,488	0.50%
									1,041,722	1,046,702	16.80%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Construction & Engineering
Consor Intermediate II, LLC	6505 Blue Lagoon Drive, Suite 470 Miami, FL 33126 United States	(4)(5)(7)(10)	SOFR + 4.50%	8.80%	5/10/2024	5/10/2031		$5,176	$5,111	$5,160	0.08%
Gannett Fleming Inc	207 Senate Ave, Camp Hill, PA 17011, United States	(4)(7)(10)	SOFR + 4.75%	9.04%	8/5/2024	8/5/2030		64,938	63,997	64,357	1.03%
Home Service TopCo IV Inc	3150 E Birch St., Brea, CA 92821, United States	(4)(7)(11)	SOFR + 4.50%	8.91%	6/9/2023	12/31/2027		37,319	36,595	37,267	0.60%
									105,703	106,784	1.71%
Containers & Packaging
Ascend Buyer, LLC	1111 Busch Parkway, Buffalo Grove, IL 60089, United States	(4)(7)(10)	SOFR + 5.75%	10.05%	9/30/2021	9/30/2028		20,407	20,162	20,407	0.33%
Ascend Buyer, LLC	1111 Busch Parkway, Buffalo Grove, IL 60089, United States	(4)(5)(10)	SOFR + 5.75%	10.05%	3/20/2025	9/30/2028		1,611	1,595	1,611	0.03%
									21,757	22,018	0.36%
Distributors
BP Purchaser, LLC	2650 Galvin Dr, Elgin, IL 60124, United States	(4)(10)	SOFR + 5.50%	10.06%	12/10/2021	12/11/2028		7,566	7,490	6,431	0.10%
Bradyplus Holdings LLC	7055 S Lindell Road, Las Vegas, NV 89118 United States	(4)(11)	SOFR + 5.00%	9.29%	10/11/2024	10/31/2029		97,595	96,120	97,595	1.56%
Bradyplus Holdings LLC	7055 S Lindell Road, Las Vegas, NV 89118 United States	(4)(5)(7)(11)	SOFR + 5.00%	9.29%	10/11/2024	10/31/2029		618	574	595	0.01%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Distributors (continued)
Genuine Cable Group, LLC	50 Broadway, Hawthorne, NY 10532, United States	(4)(10)	SOFR + 5.75%	10.17%	11/1/2021	11/2/2026		$166,071	$165,110	$156,107	2.50%
Marcone Yellowstone Buyer, Inc.	One City Place Ste 400 St Louis MO 63141, United States	(4)(5)(10)	SOFR + 7.00%	11.46% (incl. 3.25% PIK)	12/31/2021	6/23/2028		4,903	4,855	4,388	0.07%
Marcone Yellowstone Buyer, Inc.	One City Place Ste 400 St Louis MO 63141, United States	(4)(5)(10)	SOFR + 7.25%	11.71% (incl. 3.25% PIK)	11/1/2022	6/23/2028		1,554	1,528	1,399	0.02%
Marcone Yellowstone Buyer, Inc.	One City Place Ste 400 St Louis MO 63141, United States	(4)(5)(10)	SOFR + 7.00%	11.41% (incl. 3.25% PIK)	12/31/2021	6/23/2028		1,566	1,557	1,402	0.02%
NDC Acquisition Corp.	402 BNA Drive, Suite 500, Nashville, TN 37217 United States	(4)(7)(11)	SOFR + 5.00%	9.32%	3/9/2021	3/9/2028		13,250	13,102	13,250	0.21%
PT Intermediate Holdings III, LLC	1200 Greenbriar Dr., Addison, IL 60101 United States	(4)(7)(10)	SOFR + 5.00%	9.30% (incl. 1.75% PIK)	4/9/2024	4/9/2030		61,686	61,554	61,681	0.99%
Tailwind Colony Holding Corporation	269 South Lambert Road Orange, CT 06512 United States	(4)(11)	SOFR + 6.50%	10.89%	11/20/2018	5/13/2026		47,452	47,311	46,265	0.74%
									399,201	389,113	6.22%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Diversified Consumer Services
American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	7/19/2024	7/24/2030			$4,614	$4,532	$4,614	0.07%
American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	7/19/2024	7/24/2030			1,374	1,349	1,374	0.02%
American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(7)(11)	SOFR + 5.00%	9.40%	7/19/2024	7/24/2030			524	500	524	0.01%
American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	7/19/2024	7/24/2030			3,559	3,496	3,559	0.06%
American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(7)(11)	SOFR + 5.00%	9.41%	2/19/2025	7/24/2030			198	157	158	0.00%
Barbri Holdings, Inc.	12222 Merit Drive, Suite 1340, Dallas, TX 75251 United States	(4)(10)	SOFR + 5.00%	9.30%	12/20/2024	4/30/2030			61,387	60,783	61,387	0.98%
Barbri Holdings, Inc.	12222 Merit Drive, Suite 1340, Dallas, TX 75251 United States	(4)(10)	SOFR + 5.00%	9.30%	12/20/2024	4/30/2030			19,479	19,386	19,479	0.31%
BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(8)	S + 6.75%	11.32%	3/16/2021	3/16/2028		GBP	26,300	35,976	33,973	0.54%
BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(8)	S + 6.00%	10.46%	6/17/2024	3/16/2028		GBP	5,343	6,710	7,075	0.11%
BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(10)	CA + 6.00%	8.99%	6/17/2024	3/16/2028		CAD	3,289	2,364	2,343	0.04%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Diversified Consumer Services (continued)
BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(10)	SOFR + 6.00%	10.31%	6/17/2024	3/16/2028		$1,709	$1,675	$1,752	0.03%
Cambium Learning Group, Inc.	17855 North Dallas Parkway, Suite 400, Dallas, TX 75287, United States	(4)(7)(10)	SOFR + 5.50%	9.89%	7/20/2021	7/20/2028		285,446	284,100	285,446	4.57%
Charger Debt Merger Sub, LLC	375 Northridge Rd. Suite 450, Atlanta, GA 30350 United States	(4)(5)(10)	SOFR + 4.75%	9.08%	5/31/2024	5/31/2031		11,897	11,792	11,897	0.19%
Charger Debt Merger Sub, LLC	375 Northridge Rd. Suite 450, Atlanta, GA 30350 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	5/31/2024	5/31/2031		3,401	3,345	3,369	0.05%
DTA Intermediate II Ltd.	7430 East Caley Ave, Suite 320E, Centennial, CO 80111 United States	(4)(11)	SOFR + 5.25%	9.55%	3/27/2024	3/27/2030		42,646	41,937	42,006	0.67%
DTA Intermediate II Ltd.	7430 East Caley Ave, Suite 320E, Centennial, CO 80111 United States	(4)(7)(11)	SOFR + 5.25%	9.54%	3/27/2024	3/27/2030		5,355	4,970	4,941	0.08%
Endeavor Schools Holdings, LLC	9350 South Dixie Highway, Suite 950, Miami, Florida 33156 United States	(4)(11)	SOFR + 6.25%	10.54%	7/18/2023	7/18/2029		21,902	21,510	20,588	0.33%
Endeavor Schools Holdings, LLC	9350 South Dixie Highway, Suite 950, Miami, Florida 33156 United States	(4)(5)(11)	SOFR + 6.25%	10.57%	7/18/2023	7/18/2029		4,020	3,959	3,778	0.06%
Essential Services Holding Corp	139 S. English Station Road, Suite 250, Louisville, KY 40245 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	6/17/2024	6/17/2031		11,946	11,820	11,935	0.19%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Diversified Consumer Services (continued)
Go Car Wash Management Corp.	9801 Troup Ave, Kansas City, Kansas 66111, United States	(4)(11)	SOFR + 5.75%	10.17%	10/12/2021	12/31/2026		$22,217	$22,051	$21,661	0.35%
Seahawk Bidco, LLC	900 East 8th Avenue, Suite 106, King of Prussia, PA 19406 United States	(4)(7)(11)	SOFR + 4.75%	9.05%	12/18/2024	12/19/2031		42,225	41,780	41,929	0.67%
									584,192	583,788	9.33%
Diversified Telecommunication Services
Point Broadband Acquisition, LLC	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)(7)(11)	SOFR + 5.50%	9.79%	10/1/2021	10/1/2028		124,139	122,609	122,898	1.97%
Electric Utilities
Qualus Power Services Corp.	4040 Rev Drive Cincinatti, OH 45232 United States	(4)(11)	SOFR + 5.00%	9.31%	3/26/2021	3/26/2027		32,703	32,443	32,703	0.52%
Qualus Power Services Corp.	4040 Rev Drive Cincinatti, OH 45232 United States	(4)(11)	SOFR + 5.00%	9.31%	7/27/2023	3/26/2027		35,387	34,902	35,387	0.57%
Qualus Power Services Corp.	4040 Rev Drive Cincinatti, OH 45232 United States	(4)(7)(11)	SOFR + 5.00%	9.30%	5/9/2024	3/26/2027		70,925	69,468	70,636	1.13%
									136,813	138,726	2.22%
Electrical Equipment
Emergency Power Holdings, LLC	44 S Commerce Way, Bethlehem, PA 18017 United States	(4)(7)(11)	SOFR + 4.75%	9.04%	8/17/2021	8/17/2030		45,941	45,458	45,795	0.73%
IEM New Sub 2, LLC	48205 Warm Springs Blvd, Freemont, California 94539, United States	(4)(7)(10)	SOFR + 4.75%	9.27%	8/8/2024	8/8/2030		58,361	57,492	57,825	0.93%
									102,950	103,620	1.66%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Electronic Equipment, Instruments & Components
Albireo Energy, LLC	3 Ethel Road, Suite 300, Edison, NJ 08817 United States	(4)(5)(11)	SOFR + 6.00%	10.30%	12/23/2020	12/23/2026			$77,139	$76,695	$74,439	1.19%
Albireo Energy, LLC	3 Ethel Road, Suite 300, Edison, NJ 08817 United States	(4)(5)(11)	SOFR + 6.00%	10.39%	12/23/2020	12/23/2026			23,153	23,048	22,343	0.36%
Albireo Energy, LLC	3 Ethel Road, Suite 300, Edison, NJ 08817 United States	(4)(5)(11)	SOFR + 6.00%	10.40%	12/23/2020	12/23/2026			6,246	6,225	6,028	0.10%
Duro Dyne National Corp	13235 Reese Boulevard, West Huntersville, NC 28078 United States	(4)(7)(10)	SOFR + 5.00%	9.30%	11/15/2024	11/15/2031			33,548	33,150	33,290	0.53%
Dwyer Instruments LLC	102 Indiana Hwy. 212, Michigan City, IN 46360 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	11/15/2024	7/30/2029			8,265	8,172	8,165	0.13%
Phoenix 1 Buyer Corp.	13723 Riverport Drive, St. Louis, MO 63043 United States	(4)(7)(10)	SOFR + 4.75%	9.04%	11/20/2023	11/20/2030			25,688	25,441	25,688	0.41%
Spectrum Safety Solutions Purchaser, LLC	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(6)(7)(9)	SOFR + 5.00%	9.31%	7/1/2024	7/1/2031			62,153	61,022	61,466	0.98%
Spectrum Safety Solutions Purchaser, LLC	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(5)(6)(9)	E + 5.00%	7.68%	7/1/2024	7/1/2031		EUR	15,064	15,961	16,167	0.26%
Spectrum Safety Solutions Purchaser, LLC	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(5)(6)(9)	E + 5.00%	7.68%	7/1/2024	7/1/2030		EUR	1,170	1,256	1,256	0.02%
										250,970	248,842	3.98%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Energy Equipment & Services
ISQ Hawkeye Holdco, Inc.	10640 Company Highway D20 Alden, IA 50006 United States	(4)(5)(10)	SOFR + 4.75%	9.13%	8/20/2024	8/20/2031			$977	$959	$977	0.02%
ISQ Hawkeye Holdco, Inc.	10640 Company Highway D20 Alden, IA 50006 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.13%	8/20/2024	8/20/2030			64	61	63	0.00%
LPW Group Holdings, Inc.	5775 North Sam Houston Pkwy W Suite 100, Houston, TX 77086 United States	(4)(7)(11)	SOFR + 6.00%	10.42%	3/15/2024	3/15/2031			26,661	25,983	26,661	0.43%
										27,003	27,701	0.45%
Financial Services
Carr Riggs & Ingram Capital LLC	901 Boll Weevil Circle, Ste 200, Enterprise, AL 36330 United States	(4)(5)(9)	SOFR + 4.75%	9.07%	11/18/2024	11/18/2031			7,444	7,373	7,407	0.12%
Carr Riggs & Ingram Capital LLC	901 Boll Weevil Circle, Ste 200, Enterprise, AL 36330 United States	(4)(5)(7)(9)	SOFR + 4.75%	9.07%	11/18/2024	11/18/2031			1,046	1,012	1,019	0.02%
DM Intermediate Parent LLC	305 West Big Beaver Road, Suite 200, Troy, Michigan 48084, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.28%	9/30/2024	9/30/2030			18,176	17,811	17,948	0.29%
Harp Finco, Ltd.	Level 1, IFC 1, Esplanade, St. Helier, JE2 3BX, Jersey	(4)(5)(6)(8)	S + 5.50%	9.96%	3/27/2025	3/27/2032		GBP	14,508	18,412	18,366	0.29%
More Cowbell II, LLC	545 Boylston Street, 6th Floor, Boston, MA 02116 United States	(4)(10)	SOFR + 5.00%	8.89%	9/1/2023	9/1/2030			7,897	7,744	7,897	0.13%
More Cowbell II, LLC	545 Boylston Street, 6th Floor, Boston, MA 02116 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.20%	9/1/2023	9/1/2029			209	180	198	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Financial Services (continued)
PKF O’Connor Davies Advisory, LLC	500 Mamaroneck Avenue, Harrison, NY 10528 United States	(4)(5)(7)(10)	SOFR + 4.50%	8.79%	11/15/2024	11/18/2031			$1,048	$1,035	$1,040	0.02%
RFS Opco, LLC	45 Rockefeller Plaza, Floor 5, New York, NY 10111 United States	(4)(7)(9)	SOFR + 4.75%	9.05%	4/4/2024	4/4/2031			9,873	9,782	9,864	0.16%
										63,349	63,739	1.03%
Ground Transportation
Channelside AcquisitionCo, Inc.	1208 E Kennedy Blvd Tampa, FL 33602, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.04%	5/15/2024	5/15/2031			19,703	19,479	19,693	0.32%
Health Care Equipment & Supplies
Bamboo US BidCo, LLC	1 Baxter Pkwy, Deerfield, IL 60015 United States	(4)(5)(7)(11)	SOFR + 5.25%	9.54%	9/29/2023	9/30/2030			695	675	694	0.01%
Bamboo US BidCo, LLC	1 Baxter Pkwy, Deerfield, IL 60015 United States	(4)(5)(11)	E + 5.25%	7.86%	9/29/2023	9/30/2030		EUR	354	365	382	0.01%
Bamboo US BidCo, LLC	1 Baxter Pkwy, Deerfield, IL 60015 United States	(4)(5)(11)	SOFR + 5.25%	9.54%	11/20/2024	9/30/2030			106	103	106	0.00%
CPI Buyer, LLC	300 North LaSalle Drive, Suite 5600, Chicago, IL, 60654, United States	(4)(10)	SOFR + 5.50%	10.07%	11/1/2021	11/1/2028			27,707	27,423	27,707	0.44%
CPI Buyer, LLC	300 North LaSalle Drive, Suite 5600, Chicago, IL, 60654, United States	(4)(10)	SOFR + 5.50%	10.07%	11/1/2021	11/1/2028			2,963	2,943	2,963	0.05%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Equipment & Supplies (continued)
CPI Buyer, LLC	300 North LaSalle Drive, Suite 5600, Chicago, IL, 60654, United States	(4)(5)(7)(10)	SOFR + 5.50%	10.07%	5/23/2024	11/1/2028			$2,276	$2,240	$2,210	0.04%
GCX Corporation Buyer, LLC	3875 Cypress Drive, Petaluma, CA 94954, United States	(4)(10)	SOFR + 5.50%	9.90%	9/13/2021	9/13/2027			21,230	21,057	20,699	0.33%
GCX Corporation Buyer, LLC	3875 Cypress Drive, Petaluma, CA 94954, United States	(4)(10)	SOFR + 5.50%	9.92%	9/13/2021	9/13/2027			5,376	5,338	5,242	0.08%
Zeus, LLC	3740 Industrial Blvd, Orangeburg, South Carolina 29118 United States	(4)(7)(10)	SOFR + 5.50%	9.80%	2/28/2024	2/28/2031			25,965	25,575	25,926	0.42%
										85,719	85,929	1.38%
Health Care Providers & Services
123Dentist, Inc.	4321 Still Creek Dr suite 200, Burnaby, BC V5C 6S7, Canada	(4)(5)(6)(10)	CA + 5.00%	7.72%	8/10/2022	8/10/2029		CAD	2,187	1,680	1,520	0.02%
123Dentist, Inc.	4321 Still Creek Dr suite 200, Burnaby, BC V5C 6S7, Canada	(4)(5)(6)(7)(10)	CA + 5.00%	7.72%	8/9/2024	8/10/2029		CAD	127	61	87	0.00%
ACI Group Holdings, Inc.	629 Davis Drive, Suite 300, Morrisville, NC 27560, United States	(4)(10)	SOFR + 6.00%	10.42% (incl. 3.25% PIK)	7/7/2023	8/2/2028			129,891	128,507	124,695	2.00%
ACI Group Holdings, Inc.	629 Davis Drive, Suite 300, Morrisville, NC 27560, United States	(4)(5)(7)(10)	SOFR + 5.50%	9.92%	7/7/2023	8/2/2027			1,388	1,298	925	0.01%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Providers & Services (continued)
ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(11)	SOFR + 6.25%	10.78%	5/7/2021	5/7/2027			$6,761	$6,714	$6,761	0.11%
ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(5)(11)	SOFR + 6.25%	10.57%	5/7/2021	5/7/2027			1,620	1,611	1,620	0.03%
ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(5)(7)(11)	SOFR + 6.25%	10.63%	5/7/2021	5/7/2026			297	292	297	0.00%
Amerivet Partners Management, Inc.	520 Madison Avenue, New York, NY 10022 United States	(4)(7)(11)	SOFR + 5.25%	9.72%	2/25/2022	2/25/2028			5,529	5,465	5,529	0.09%
Canadian Hospital Specialties Ltd.	2060 Winston Park Drive, Suite 400, Oakville, Ontario L6H 5R7 Canada	(4)(5)(6)(11)	CA + 4.50%	7.57%	4/15/2021	4/14/2028		CAD	29,242	23,216	20,015	0.32%
Canadian Hospital Specialties Ltd.	2060 Winston Park Drive, Suite 400, Oakville, Ontario L6H 5R7 Canada	(4)(5)(6)(7)(10)	CA + 4.50%	7.57%	4/15/2021	4/15/2027		CAD	2,220	1,661	1,505	0.02%
CCBlue Bidco, Inc.	1148 Main St Saint Helena, CA, 94574 – 2013 United States	(4)(5)(10)	SOFR + 6.50%	10.90% (incl. 4.00% PIK)	12/21/2021	12/21/2028			12,087	11,975	10,365	0.17%
Compsych Investments Corp	455 N. Cityfront Plaza Drive, 13th Floor, Chicago, Illinois 60611, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.04%	7/22/2024	7/22/2031			12,094	12,032	12,085	0.19%
DCA Investment Holdings, LLC	6240 Lake Osprey Drive, Sarasota, FL 34240 United States	(4)(10)	SOFR + 6.41%	10.70%	3/12/2021	4/3/2028			32,420	32,251	30,799	0.49%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Providers & Services (continued)
DCA Investment Holdings, LLC	6240 Lake Osprey Drive, Sarasota, FL 34240 United States	(4)(5)(10)	SOFR + 6.50%	10.80%	12/28/2022	4/3/2028		$983	$974	$933	0.01%
Epoch Acquisition, Inc.	4600 Lena Drive Mechanicsburg, PA 17055 United States	(4)(11)	SOFR + 6.00%	10.53%	11/20/2018	10/4/2026		23,801	23,739	23,801	0.38%
Imagine 360 LLC	444 W. Lake St., Suite 1800, Chicago, Illinois 60606, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	9/18/2024	9/30/2028		17,112	16,940	16,999	0.27%
Inception Fertility Ventures, LLC	4828 Loop Central Dr Suite 900, Houston, TX 77081 United States	(4)(7)(10)	SOFR + 5.50%	9.79%	4/29/2024	4/29/2030		46,321	46,280	45,534	0.73%
Jayhawk Buyer, LLC	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)(11)	SOFR + 5.00%	9.40%	10/15/2020	10/15/2026		126,345	125,581	120,343	1.93%
Kwol Acquisition, Inc.	600 Park Offices Drive, Suite 200, Research Triangle Park, Durham, NC 27709 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	12/8/2023	12/6/2029		6,537	6,392	6,537	0.10%
MB2 Dental Solutions, LLC	2403 Lacy Lane, Carrollton, TX 75006 United States	(4)(10)	SOFR + 5.50%	9.82%	2/13/2024	2/13/2031		23,104	22,908	23,104	0.37%
MB2 Dental Solutions, LLC	2403 Lacy Lane, Carrollton, TX 75006 United States	(4)(5)(7)(10)	SOFR + 5.50%	9.83%	2/13/2024	2/13/2031		2,671	2,634	2,655	0.04%
MB2 Dental Solutions, LLC	2403 Lacy Lane, Carrollton, TX 75006 United States	(4)(5)(10)	SOFR + 5.50%	9.82%	2/13/2024	2/13/2031		3,417	3,393	3,417	0.05%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Providers & Services (continued)
Navigator Acquiror, Inc.	311 South Wacker Drive, 64th Floor, Chicago, IL 60606, United States	(4)(7)(9)	SOFR + 5.50%	9.92% (incl. 4.00% PIK)	7/16/2021	7/16/2030		$259,276	$258,228	$229,343	3.67%
PPV Intermediate Holdings, LLC	4927 NW Front Ave, Portland, OR 97210 United States	(4)(5)(10)	SOFR + 5.75%	10.06%	8/31/2022	8/31/2029		1,972	1,954	1,972	0.03%
PPV Intermediate Holdings, LLC	4927 NW Front Ave, Portland, OR 97210 United States	(4)(5)(7)(10)	SOFR + 6.00%	10.31%	9/6/2023	8/31/2029		199	196	199	0.00%
Smile Doctors, LLC	295 SE Inner Loop Ste 102 Georgetown, TX, 78626 – 2141 United States	(4)(10)	SOFR + 5.90%	10.32%	6/9/2023	12/23/2028		10,720	10,588	10,452	0.17%
Smile Doctors, LLC	295 SE Inner Loop Ste 102 Georgetown, TX, 78626 – 2141 United States	(4)(5)(7)(10)	SOFR + 5.90%	10.32%	6/9/2023	12/23/2028		1,856	1,802	1,771	0.03%
Snoopy Bidco, Inc.	8039 Beach Blvd, Buena Park, CA United States	(4)(10)	SOFR + 6.00%	10.58%	6/1/2021	6/1/2028		344,997	341,952	328,610	5.27%
SpecialtyCare, Inc.	111 Radio Circle, Mount Kisco NY 10549 United States	(4)(5)(11)	SOFR + 5.75%	10.32%	6/18/2021	6/18/2028		11,828	11,665	11,591	0.19%
SpecialtyCare, Inc.	111 Radio Circle, Mount Kisco NY 10549 United States	(4)(5)(7)(8)	SOFR + 4.00%	8.44%	6/18/2021	6/18/2026		440	432	431	0.01%
SpecialtyCare, Inc.	111 Radio Circle, Mount Kisco NY 10549 United States	(4)(5)(11)	SOFR + 5.75%	10.31%	6/18/2021	6/18/2028		102	102	100	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Providers & Services (continued)
Stepping Stones Healthcare Services, LLC	2586 Trailridge Dr E Suite 100, Lafayette, CO, 80026 – 3111, United States	(4)(10)	SOFR + 5.00%	9.30%	12/30/2021	1/2/2029			$2,692	$2,665	$2,692	0.04%
Stepping Stones Healthcare Services, LLC	2586 Trailridge Dr E Suite 100, Lafayette, CO, 80026 – 3111, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	4/25/2024	1/2/2029			204	196	200	0.00%
The Fertility Partners, Inc.	21 St. Clair East, Suite 900, Toronto, ON M4T 1L9 Canada	(4)(5)(6)(10)	SOFR + 5.75%	10.19%	3/16/2022	3/16/2028			5,145	5,097	4,836	0.08%
The Fertility Partners, Inc.	21 St. Clair East, Suite 900, Toronto, ON M4T 1L9 Canada	(4)(5)(6)(10)	CA + 5.75%	8.78%	3/16/2022	3/16/2028		CAD	4,875	3,786	3,184	0.05%
The Fertility Partners, Inc.	21 St. Clair East, Suite 900, Toronto, ON M4T 1L9 Canada	(4)(5)(6)(7)(10)	CA + 5.75%	8.78%	3/16/2022	9/16/2027		CAD	104	59	58	0.00%
UMP Holdings, LLC	5669 Peachtree Dunwoody Rd Suite 350, Atlanta, GA 30342 United States	(4)(5)(10)	SOFR + 5.75%	10.05%	7/15/2022	7/15/2028			1,081	1,070	1,073	0.02%
UMP Holdings, LLC	5669 Peachtree Dunwoody Rd Suite 350, Atlanta, GA 30342 United States	(4)(5)(10)	SOFR + 5.75%	10.04%	7/15/2022	7/15/2028			1,484	1,469	1,473	0.02%
Unified Women’s Healthcare LP	1501 Yamato Road Suite 200 W, Boca Raton, FL 33431, United States	(4)(5)(9)	SOFR + 5.25%	9.55%	6/16/2022	6/18/2029			2,076	2,076	2,076	0.03%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Providers & Services (continued)
Unified Women’s Healthcare LP	1501 Yamato Road Suite 200 W, Boca Raton, FL 33431, United States	(4)(5)(7)(9)	SOFR + 5.25%	9.57%	3/22/2024	6/18/2029		$39,503	$39,149	$39,398	0.63%
US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(10)	SOFR + 5.25%	9.68%	11/18/2021	11/20/2028		37,021	36,694	37,021	0.59%
US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(10)	SOFR + 5.25%	9.66%	11/18/2021	11/20/2028		15,616	15,525	15,616	0.25%
US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(7)(10)	SOFR + 6.00%	10.52%	8/16/2023	11/20/2028		30,530	30,067	30,197	0.48%
US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(5)(10)	SOFR + 5.25%	9.65%	12/5/2022	11/20/2028		83	83	83	0.00%
WHCG Purchaser III Inc	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)(5)(7)(10)	SOFR + 6.50%	10.83% (incl. 5.40% PIK)	8/2/2024	6/30/2029		20,191	20,191	20,191	0.32%
WHCG Purchaser III Inc	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)(5)(10)(17)	10.00%	10.00% PIK	8/2/2024	6/30/2030		16,144	6,354	6,458	0.10%
									1,267,004	1,208,551	19.31%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Technology
Brilliance Technologies, Inc.	4300 Alpha Rd., Suite 200 Dallas, TX 75244 United States	(4)(5)(7)(9)	SOFR + 4.50%	8.82%	3/11/2025	3/11/2032		$1,500	$1,478	$1,482	0.02%
Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(5)(6)(10)	SOFR + 5.00%	9.30%	5/25/2022	5/25/2029		11,257	11,124	11,257	0.18%
Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(5)(6)(10)	SOFR + 5.00%	9.30%	10/28/2022	5/25/2029		2,170	2,143	2,170	0.03%
Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(5)(6)(10)	SOFR + 5.00%	9.46%	10/28/2022	5/25/2029		318	314	318	0.01%
Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)(10)	SOFR + 5.00%	9.30%	3/27/2024	5/25/2029		49,650	49,650	49,650	0.80%
Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(5)(6)(7)(10)	SOFR + 5.00%	9.33%	5/25/2022	5/25/2029		32	16	32	0.00%
Color Intermediate, LLC	3055 Lebanon Pike Suite 1000 Nashville, TN 37214 United States	(4)(10)	SOFR + 4.75%	9.15%	7/2/2024	10/1/2029		19,908	19,585	19,908	0.32%
Continental Buyer, Inc.	1 Eden Parkway, La Grange, KY 40031 United States	(4)(5)(7)(10)	SOFR + 4.50%	8.82%	4/2/2024	4/2/2031		25,654	25,285	25,603	0.41%
CT Technologies Intermediate Holdings, Inc.	2222 W. Dunlap Avenue, Suite 250, Phoenix, AZ 85021, United States	(4)(7)(10)	SOFR + 5.00%	9.32%	8/30/2024	8/30/2031		28,208	27,927	28,184	0.45%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Technology (continued)
eResearchTechnology, Inc.	1818 Market Street, Suite 2600 Philadelphia, PA 19103	(4)(10)	SOFR + 4.75%	9.07%	1/15/2025	1/19/2032		$154,814	$153,311	$153,266	2.46%
eResearchTechnology, Inc.	1818 Market Street, Suite 2600 Philadelphia, PA 19103	(4)(5)(7)(10)	SOFR + 4.75%	9.07%	1/15/2025	1/19/2032		1,461	1,045	1,033	0.02%
GI Ranger Intermediate, LLC	188 The Embarcadero Suite 700 San Francisco, CA 94105 United States	(4)(7)(10)	SOFR + 5.75%	10.17%	10/29/2021	10/29/2028		16,259	16,096	16,259	0.26%
Healthcomp Holding Company, LLC	621 Santa Fe Ave. Fresno, CA 93721 United States	(4)(10)	SOFR + 6.25%	10.55% (incl. 3.00% PIK)	11/8/2023	11/8/2029		101,371	100,614	101,371	1.62%
Kona Buyer, LLC	201 West Saint John Street, Spartanburg, SC, 29306, United States	(4)(5)(7)(10)	SOFR + 4.50%	8.79%	7/23/2024	7/23/2031		61	57	59	0.00%
Kona Buyer, LLC	201 West Saint John Street, Spartanburg, SC, 29306, United States	(4)(5)(10)	SOFR + 4.50%	8.79%	7/23/2024	7/23/2031		1,042	1,033	1,037	0.02%
Magic Bidco Inc	5th Floor 25 Farringdon Street London EC4A 4AB, United Kingdom	(4)(10)	SOFR + 5.75%	10.05%	7/1/2024	7/1/2030		20,059	19,620	19,859	0.32%
Magic Bidco Inc	5th Floor 25 Farringdon Street London EC4A 4AB, United Kingdom	(4)(5)(7)(10)	SOFR + 5.75%	10.05%	7/1/2024	7/1/2030		2,812	2,731	2,775	0.04%
Magic Bidco Inc	5th Floor 25 Farringdon Street London EC4A 4AB, United Kingdom	(4)(5)(7)(10)	SOFR + 5.75%	10.05%	7/1/2024	7/1/2030		820	751	723	0.01%
Neptune Holdings, Inc.	4221 W Boy Scout Blvd, Suite 350, Tampa, FL 33607 United States	(4)(7)(10)	SOFR + 4.50%	8.80%	12/12/2024	8/31/2030		6,913	6,762	6,889	0.11%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Technology (continued)
Netsmart Technologies Inc	11100 Nall Avenue, Overland Park KS 66211 United States	(4)(7)(10)	SOFR + 4.95%	9.27% (incl. 2.45% PIK)	8/23/2024	8/23/2031		$33,034	$32,677	$33,012	0.53%
NMC Crimson Holdings, Inc.	1050 Winter Street, Suite 2700 Waltham, MA 02451 United States	(4)(10)	SOFR + 6.09%	10.55%	3/1/2021	3/1/2028		71,173	70,284	71,173	1.14%
NMC Crimson Holdings, Inc.	1050 Winter Street, Suite 2700 Waltham, MA 02451 United States	(4)(10)	SOFR + 6.09%	10.56%	3/1/2021	3/1/2028		14,758	14,652	14,758	0.24%
Project Ruby Ultimate Parent Corp	11711 West 79th Street Lenexa, Kansas 62214 United States	(8)	SOFR + 3.00%	7.44%	11/20/2024	3/10/2028		8,289	8,290	8,274	0.13%
Rocky MRA Acquisition Corp	541 Buttermilk Pike, Suite 401, Crescent Springs, KY 41017 United States	(4)(9)	SOFR + 5.75%	10.15%	4/1/2022	4/1/2028		9,253	9,170	9,253	0.15%
									574,615	578,345	9.27%
Insurance
Alera Group, Inc.	3 Parkway North, Suite 500, Deerfield, IL 60015, United States	(4)(10)	SOFR + 5.25%	9.57%	9/30/2021	10/2/2028		3,619	3,601	3,619	0.06%
Alera Group, Inc.	3 Parkway North, Suite 500, Deerfield, IL 60015, United States	(4)(5)(10)	SOFR + 5.75%	10.07%	11/17/2023	10/2/2028		1,283	1,279	1,283	0.02%
Amerilife Holdings, LLC	2650 McCormick Dr, Clearwater, FL 33759 United States	(4)(7)(10)	SOFR + 5.00%	9.26%	6/17/2024	8/31/2029		97,112	96,538	97,033	1.55%
Amerilife Holdings, LLC	2650 McCormick Dr, Clearwater, FL 33759 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.26%	6/17/2024	8/31/2029		320	238	318	0.01%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Insurance (continued)
CFCo, LLC (Benefytt Technologies, Inc.)	15438 North Florida Avenue, Suite 201, Tampa, FL 33613, United States	(4)(5)(8)(17)(18)	0.00%	0.00%	9/11/2023	9/13/2038		$9,566	$1,397	$0	0.00%
Daylight Beta Parent, LLC (Benefytt Technologies, Inc.)	15438 North Florida Avenue, Suite 201, Tampa, FL 33613, United States	(4)(5)(8)(17)(18)	10.00%	10.00% PIK	9/11/2023	9/12/2033		6,246	5,559	1,453	0.02%
Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(10)	SOFR + 5.00%	9.30%	10/29/2021	10/29/2030		14,398	14,296	14,398	0.23%
Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(10)	SOFR + 5.00%	9.30%	10/29/2021	10/29/2030		4,772	4,728	4,772	0.08%
Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(10)	SOFR + 5.00%	9.30%	11/17/2023	10/29/2030		6,874	6,764	6,874	0.11%
Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	5/21/2024	10/29/2030		3,591	3,503	3,504	0.06%
Galway Borrower, LLC	1 California Street, Suite 400, San Francisco, CA 94111 United States	(4)(5)(10)	SOFR + 4.50%	8.80%	9/30/2021	9/29/2028		14,746	14,663	14,746	0.24%
Galway Borrower, LLC	1 California Street, Suite 400, San Francisco, CA 94111 United States	(4)(5)(7)(10)	SOFR + 4.50%	8.80%	9/30/2021	9/29/2028		3,049	2,975	3,049	0.05%
Galway Borrower, LLC	1 California Street, Suite 400, San Francisco, CA 94111 United States	(4)(5)(7)(10)	SOFR + 4.50%	8.80%	2/7/2024	9/29/2028		3,002	2,802	2,736	0.04%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Insurance (continued)
Gimlet Bidco GmbH	Fischertwiete 1, Chilehaus B, 20095 Hamburg, Germany	(4)(6)(8)	E + 5.75%	8.36%	4/15/2024	4/23/2031		EUR	30,620	$31,912	$32,779	0.53%
Gimlet Bidco GmbH	Fischertwiete 1, Chilehaus B, 20095 Hamburg, Germany	(4)(6)(7)(8)	E + 5.75%	8.36%	4/15/2024	4/23/2031		EUR	5,655	5,843	5,980	0.10%
Higginbotham Insurance Agency, Inc.	500 W 13th St, Fort Worth, Texas 76102, United States	(4)(5)(6)(11)	SOFR + 4.50%	8.83%	7/3/2024	11/25/2028			4,963	4,958	4,963	0.08%
High Street Buyer, Inc.	600 Unicorn Park Drive, Suite 208, Woburn, MA 01801 United States	(4)(10)	SOFR + 5.25%	9.55%	4/16/2021	4/14/2028			10,306	10,217	10,306	0.17%
High Street Buyer, Inc.	600 Unicorn Park Drive, Suite 208, Woburn, MA 01801 United States	(4)(7)(10)	SOFR + 5.25%	9.55%	4/16/2021	4/14/2028			70,983	70,353	70,938	1.14%
High Street Buyer, Inc.	600 Unicorn Park Drive, Suite 208, Woburn, MA 01801 United States	(4)(7)(10)	SOFR + 5.25%	9.57%	1/2/2025	4/14/2028			3,772	3,588	3,600	0.06%
Integrity Marketing Acquisition LLC	2300 Highland Village Suite 300 Highland Village, TX 75077 United States	(4)(7)(10)	SOFR + 5.00%	9.31%	8/27/2024	8/25/2028			152,193	151,308	152,150	2.44%
Paisley Bidco Ltd	1 Minster Court, Mincing Lane, London, EC3R 7AA	(4)(5)(6)(8)	S + 4.75%	9.21%	4/17/2024	4/18/2031		GBP	6,450	7,989	8,248	0.13%
Paisley Bidco Ltd	1 Minster Court, Mincing Lane, London, EC3R 7AA	(4)(5)(6)(8)	E + 4.75%	7.36%	4/17/2024	4/18/2031		EUR	3,420	3,633	3,661	0.06%
Paisley Bidco Ltd	1 Minster Court, Mincing Lane, London, EC3R 7AA	(4)(5)(6)(8)	E + 4.75%	7.50%	4/17/2024	4/18/2031		EUR	3,016	3,109	3,229	0.05%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Insurance (continued)
Patriot Growth Insurance Services, LLC.	5704 Binbranch Ln McKinney, TX, 75071 – 8475 United States	(4)(5)(10)	SOFR + 5.00%	9.45%	10/14/2021	10/16/2028			$4,532	$4,500	$4,532	0.07%
Patriot Growth Insurance Services, LLC.	5704 Binbranch Ln McKinney, TX, 75071 – 8475 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	11/17/2023	10/16/2028			3,023	2,992	2,974	0.05%
Patriot Growth Insurance Services, LLC.	5704 Binbranch Ln McKinney, TX, 75071 – 8475 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.42%	10/14/2021	10/16/2028			235	229	225	0.00%
SelectQuote Inc.	6800 West 115th Street Suite 2511 Overland Park KS 66211 United States	(4)(5)(6)(20)	SOFR + 9.50%	13.92% (incl. 3.00% PIK)	10/15/2024	9/30/2027			34,201	34,162	32,833	0.53%
SG Acquisition, Inc.	2635 Century Parkway Northeast Suite 900 Atlanta GA 30345 United States	(4)(7)(10)	SOFR + 4.75%	9.06%	4/3/2024	4/3/2030			130,811	129,764	130,811	2.10%
Shelf Bidco Ltd	2 Church Street, Hamilton HM 11, Bermuda	(4)(6)(10)(18)	SOFR + 5.18%	9.48%	10/17/2024	10/17/2031			149,506	148,805	149,506	2.40%
Simplicity Financial Marketing Group Holdings Inc	86 Summit Ave, Suite 303, Summit, NJ 07901 United States	(4)(5)(6)(7)(10)	SOFR + 5.00%	9.28%	12/31/2024	12/31/2031			8,411	8,312	8,309	0.13%
Sparta UK Bidco Ltd	One America Square, 17 Crosswall, London, EC3N 2LB, United Kingdom	(4)(5)(6)(7)(8)	S + 6.00%	10.46%	9/25/2024	9/25/2031		GBP	17,263	22,729	22,300	0.36%
SQ ABS Issuer LLC	6800 West 115th Street Suite 2511 Overland Park KS 66211 United States	(4)(5)(6)(8)	7.80%	7.80%	10/11/2024	10/20/2039			5,717	5,673	5,689	0.09%
Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(6)(8)	SOFR + 5.25%	9.51% (incl. 2.00% PIK)	7/1/2024	7/1/2031			90,453	88,674	90,453	1.45%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Insurance (continued)
Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(8)	SOFR + 5.25%	9.51% (incl. 2.00% PIK)	7/1/2024	7/1/2031			$5,690	$5,663	$5,690	0.09%
Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(8)	S + 5.25%	9.95% (incl. 2.00% PIK)	7/1/2024	7/1/2031		GBP	45,374	61,218	58,612	0.94%
Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(7)(8)	S + 5.25%	9.70% (incl. 2.00% PIK)	7/1/2024	7/1/2031		GBP	2,608	3,392	3,250	0.05%
Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(8)	E + 5.25%	7.81% (incl. 2.00% PIK)	7/1/2024	7/1/2031		EUR	1,897	1,983	2,051	0.03%
Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(8)	E + 5.25%	7.81% (incl. 2.00% PIK)	7/1/2024	7/1/2031		EUR	1,674	1,753	1,810	0.03%
THG Acquisition LLC	6802 Paragon Place, Suite 200, Richmond, Virginia 23230 United States	(4)(5)(10)	SOFR + 4.75%	9.07%	10/31/2024	10/31/2031			11,653	11,543	11,653	0.19%
THG Acquisition LLC	6802 Paragon Place, Suite 200, Richmond, Virginia 23230 United States	(4)(7)(10)	SOFR + 4.75%	9.07%	10/31/2024	10/31/2031			105	81	92	0.00%
World Insurance Associates, LLC	100 Wood Ave South, 4th Floor, Iselin, NJ 08830 United States	(4)(11)	SOFR + 5.00%	9.30%	10/20/2023	4/3/2030			34,650	34,182	34,650	0.56%
World Insurance Associates, LLC	100 Wood Ave South, 4th Floor, Iselin, NJ 08830 United States	(4)(5)(11)	SOFR + 5.00%	9.30%	10/20/2023	4/3/2030			33,283	32,896	33,283	0.53%
World Insurance Associates, LLC	100 Wood Ave South, 4th Floor, Iselin, NJ 08830 United States	(4)(7)(11)	SOFR + 5.00%	9.30%	10/20/2023	4/3/2030			3,830	3,514	3,564	0.06%
										1,053,318	1,051,926	16.89%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Interactive Media & Services
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(7)(11)	SOFR + 5.00%	9.40%	8/28/2024	10/30/2027			$1,849	$1,813	$1,827	0.03%
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	8/28/2024	10/30/2027			2,199	2,172	2,182	0.03%
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	8/28/2024	10/30/2027			1,287	1,272	1,278	0.02%
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.39%	8/28/2024	10/30/2027			548	541	544	0.01%
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(5)(7)(11)	SOFR + 5.00%	9.40%	8/28/2024	10/30/2027			791	754	751	0.01%
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	8/28/2024	10/30/2027			637	629	632	0.01%
North Haven Ushc Acquisition Inc	1301 Virginia Drive, Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.40%	8/28/2024	10/30/2027			3,922	3,874	3,893	0.06%
Speedster Bidco GmbH	Bothestraße 11 – 15, 81675 München, Germany	(6)(7)(8)	E + 2.50%	5.66%	10/17/2024	12/10/2031		EUR	11,009	11,655	11,926	0.19%
Speedster Bidco GmbH	Bothestraße 11 – 15, 81675 München, Germany	(6)(9)	SOFR + 3.25%	7.55%	10/17/2024	12/10/2031			2,830	2,769	2,830	0.05%
										25,479	25,863	0.41%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
IT Services
AI Altius Luxembourg S.à r.l.	Suite 1, 3rd Floor, 11 – 12 St James’s Square, London, SW1Y 4LB United Kingdom	(4)(5)(8)	9.75%	9.75% PIK	12/13/2021	12/21/2029			$1,063	$1,051	$1,056	0.02%
AI Altius US Bidco, Inc.	9350 South Dixie Highway, Suite 950. Miami, FL 33156 United States	(4)(7)(10)	SOFR + 4.75%	9.03%	5/21/2024	12/21/2028			7,531	7,458	7,531	0.12%
Allium Buyer, LLC	321 Inverness Drive South, Englewood, CO 80112 United States	(4)(5)(7)(11)	SOFR + 5.00%	9.29%	5/2/2023	5/2/2030			1,572	1,533	1,565	0.03%
Cassipoée SASU	199, Bureaux de la Colline, 92210 Saint-Cloud, France	(4)(5)(6)(8)	E + 4.50%	6.98%	2/26/2025	2/26/2032		EUR	160	164	170	0.00%
Fern Bidco Ltd	Focus House, Shoreham-by-Sea BN43 6PA, United Kingdom	(4)(5)(6)(8)	S + 5.25%	9.71%	7/1/2024	7/3/2031		GBP	20,317	25,225	25,786	0.41%
Fern Bidco Ltd	Focus House, Shoreham-by-Sea BN43 6PA, United Kingdom	(4)(5)(6)(7)(8)	S + 5.25%	9.71%	7/1/2024	7/3/2031		GBP	2,222	2,670	2,641	0.04%
Infostretch Corporation	28411 Northwestern Highway, Suite 640, Southfield, MI, 48034, United States	(4)(5)(10)	SOFR + 5.75%	10.20%	4/1/2022	4/1/2028			4,863	4,814	4,522	0.07%
Inovalon Holdings, Inc.	4321 Collington Rd, Bowie, MD 20716, United States	(4)(10)	SOFR + 5.75%	10.31%	11/24/2021	11/24/2028			112,568	111,220	112,568	1.80%
Inovalon Holdings, Inc.	4321 Collington Rd, Bowie, MD 20716, United States	(4)(10)	SOFR + 5.75%	10.31%	11/24/2021	11/24/2028			8,180	8,073	8,180	0.13%
KEN Bidco Ltd	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(10)	S + 6.00%	10.57% (incl. 2.50% PIK)	5/3/2024	8/3/2028		GBP	9,417	11,548	11,799	0.19%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
IT Services (continued)
Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L – 1724, Luxembourg	(4)(5)(6)(8)	ST + 6.00%	8.35%	9/28/2022	9/28/2029		SEK	2,090	$185	$208	0.00%
Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L – 1724, Luxembourg	(4)(5)(6)(8)	E + 6.00%	8.36%	9/28/2022	9/28/2029		EUR	952	914	1,030	0.02%
Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L – 1724, Luxembourg	(4)(5)(6)(8)	CI + 6.00%	8.31%	9/28/2022	9/28/2029		DKK	4,819	623	698	0.01%
Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L – 1724, Luxembourg	(4)(5)(6)(9)	N + 6.00%	10.56%	9/28/2022	9/28/2029		NOK	5,149	465	489	0.01%
Nephele III BV	Paulus Potterstraat 22 A, 1071 DA Amsterdam	(4)(5)(6)(7)(8)	E + 5.25%	7.61%	3/31/2025	1/14/2032		EUR	293	312	312	0.00%
Park Place Technologies, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(10)	SOFR + 5.25%	9.54%	3/25/2024	3/25/2031			112,970	112,105	112,970	1.81%
Park Place Technologies, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(5)(7)(10)	SOFR + 5.25%	9.57%	3/25/2024	3/25/2030			3,109	2,999	3,109	0.05%
Park Place Technologies, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(5)(7)(10)	SOFR + 5.25%	9.57%	3/25/2024	3/25/2031			9,127	9,012	9,084	0.15%
Razor Holdco, LLC	26 Meadow VW, Victoria, TX, 77904 – 1676, United States	(4)(10)	SOFR + 5.75%	10.16%	10/25/2021	10/25/2027			18,885	18,724	18,885	0.30%
Red River Technology, LLC	875 3rd Avenue, New York NY 10022 United States	(4)(11)	SOFR + 6.00%	10.44%	5/26/2021	5/26/2027			78,973	78,478	70,483	1.13%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
IT Services (continued)
Redwood Services Group, LLC	949 Shady Grove Road, Suite 403, Memphis, TN, 38120, United States	(4)(10)	SOFR + 5.25%	9.55%	1/3/2025	6/15/2029			$76,961	$76,211	$76,961	1.23%
Redwood Services Group, LLC	949 Shady Grove Road, Suite 403, Memphis, TN, 38120, United States	(4)(7)(10)	SOFR + 5.25%	9.55%	2/5/2024	6/15/2029			74,682	72,923	74,520	1.19%
Turing Holdco, Inc.	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(8)	SOFR + 6.00%	10.39% (incl. 2.50% PIK)	10/14/2021	9/28/2028			8,942	8,745	8,674	0.14%
Turing Holdco, Inc.	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(8)	SOFR + 6.00%	10.40% (incl. 2.50% PIK)	10/14/2021	10/16/2028			4,473	4,411	4,339	0.07%
Turing Holdco, Inc.	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(8)	E + 6.00%	9.06% (incl. 2.50% PIK)	10/14/2021	9/28/2028		EUR	11,445	13,014	12,004	0.19%
Turing Holdco, Inc.	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(8)	E + 6.00%	8.36% (incl. 2.50% PIK)	10/14/2021	8/3/2028		EUR	4,404	4,977	4,620	0.07%
Turing Holdco, Inc.	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(6)(7)(10)	SOFR + 6.00%	10.42% (incl. 2.50% PIK)	5/3/2024	8/3/2028			20,998	20,507	20,368	0.33%
Turing Holdco, Inc.	10 – 14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(7)(10)	S + 6.00%	10.57% (incl. 2.50% PIK)	5/3/2024	8/3/2028		GBP	15,797	22,718	19,794	0.32%
										621,079	614,366	9.83%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Life Sciences Tools & Services
Cambrex Corp.	One Meadowlands Plaza, East Rutherford NJ 07073 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.07%	3/5/2025	3/5/2032			$22,262	$21,997	$21,994	0.35%
Creek Parent Inc.	14 Schoolhouse Road, Somerset, NJ 08873 United States	(4)(7)(10)	SOFR + 5.25%	9.57%	12/17/2024	12/18/2031			68,799	67,477	67,421	1.08%
Falcon Parent Holdings, Inc.	3675 Green Level Road West, Suite 208, Apex, NC 27523 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	11/6/2024	11/6/2031			18,967	18,750	18,784	0.30%
Falcon Parent Holdings, Inc.	3675 Green Level Road West, Suite 208, Apex, NC 27523 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	3/5/2025	11/6/2031			3,165	3,123	3,125	0.05%
										111,347	111,324	1.78%
Machinery
Bidco 76 S.p.A.	Piazza Fontana 6, 20122, Milan Italy	(4)(6)(7)(8)	E + 5.00%	7.66%	12/11/2024	12/10/2031		EUR	18,340	18,894	19,449	0.31%
MHE Intermediate Holdings, LLC	3235 Levis Common Blvd. Perrysburg, OH 43551 United States	(4)(5)(7)(11)	SOFR + 6.00%	10.44%	7/21/2021	7/21/2027			1,970	1,953	1,959	0.03%
MHE Intermediate Holdings, LLC	3235 Levis Common Blvd. Perrysburg, OH 43551 United States	(4)(5)(11)	SOFR + 6.25%	10.69%	8/30/2022	7/21/2027			76	75	76	0.00%
MHE Intermediate Holdings, LLC	3235 Levis Common Blvd. Perrysburg, OH 43551 United States	(4)(5)(11)	SOFR + 6.50%	10.97%	12/20/2022	7/21/2027			76	76	76	0.00%
										20,998	21,560	0.34%
Marine
Armada Parent, Inc.	93 Eastmont Ave Ste 100 East Wenatchee, WA, 98802 – 5305 United States	(4)(7)(10)	SOFR + 5.75%	10.16%	10/29/2021	10/29/2027			25,663	25,422	25,663	0.41%
Kattegat Project Bidco AB	Salsmästaregatan 21, Hisings Backa, Sweden	(4)(5)(6)(8)	SOFR + 5.50%	9.80%	3/20/2024	4/7/2031			2,605	2,549	2,605	0.04%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Marine (continued)
Kattegat Project Bidco AB	Salsmästaregatan 21, Hisings Backa, Sweden	(4)(5)(6)(7)(8)	E + 5.50%	7.86%	3/20/2024	4/7/2031		EUR	29,819	$31,573	$32,155	0.52%
										59,544	60,423	0.97%
Media
Bimini Group Purchaser Inc	1221 Brickell Avenue, Suite 2300 Miami, FL 33131 United States	(4)(10)	SOFR + 5.25%	9.56%	4/26/2024	4/26/2031			50,784	50,344	50,784	0.81%
Bimini Group Purchaser Inc	1221 Brickell Avenue, Suite 2300 Miami, FL 33131 United States	(4)(5)(7)(10)	SOFR + 5.25%	9.55%	4/26/2024	4/26/2031			2,103	1,978	2,008	0.03%
										52,322	52,792	0.84%
Oil, Gas & Consumable Fuels
Eagle Midstream Canada Finance Inc	222 3rd Avenue S.W. Suite 900 Calgary, Alberta T2P 0B4 Canada	(4)(6)(10)	SOFR + 5.25%	9.57%	8/30/2024	8/15/2028			49,396	48,979	49,396	0.79%
KKR Alberta Midstream Finance Inc.	585 8 Ave SW #4000, Calgary, AB T2P 1G1, Canada	(4)(6)(10)	SOFR + 5.25%	9.57%	8/30/2024	8/15/2028			26,870	26,627	26,870	0.43%
										75,606	76,266	1.22%
Paper & Forest Products
Profile Products, LLC	219 Simpson St SW Conover, NC, 28613 – 8207 United States	(4)(10)	SOFR + 5.75%	10.29%	11/12/2021	11/12/2027			7,199	7,148	7,073	0.11%
Profile Products, LLC	219 Simpson St SW Conover, NC, 28613 – 8207 United States	(4)(5)(7)(10)	P + 4.75%	12.25%	11/12/2021	11/12/2027			434	429	424	0.01%
Profile Products, LLC	219 Simpson St SW Conover, NC, 28613 – 8207 United States	(4)(5)(7)(10)	P + 4.75%	12.25%	11/12/2021	11/12/2027			49	49	42	0.00%
										7,626	7,539	0.12%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Pharmaceuticals
Dolcetto Holdco S.p.A.	Via Filippo Turati, 40, 20121 Milano MI, Italy	(4)(5)(6)(8)	E + 5.50%	8.96%	10/11/2022	10/27/2028		EUR	1,758	$1,714	$1,901	0.03%
Dolcetto Holdco S.p.A.	Via Filippo Turati, 40, 20121 Milano MI, Italy	(4)(5)(6)(8)	E + 5.50%	7.87%	1/29/2025	10/27/2028		EUR	1,754	1,812	1,897	0.03%
Eden Acquisitionco Ltd	1 Occam Court, The Surrey Research Park, Guildford, Surrey GU2 7HJ United Kingdom	(4)(6)(7)(10)	SOFR + 6.25%	10.53%	11/2/2023	11/18/2030			34,485	38,053	34,041	0.55%
Elanco Animal Health, Inc.	2500 Innovation Way Greenfield, IN 46140 United States	(5)(6)(8)	SOFR + 1.75%	6.17%	1/30/2025	8/1/2027			996	997	995	0.02%
Gusto Sing Bidco Pte Ltd	One Temasek Ave, #04 – 01 Millenia Tower, Singapore 039192	(4)(5)(6)(7)(10)	BB + 4.75%	9.46%	11/15/2024	11/15/2031		AUD	1,000	637	618	0.01%
										43,213	39,452	0.64%
Professional Services
ALKU, LLC	200 Brickstone Square, Suite 503, Andover, MA 01810 United States	(4)(5)(10)	SOFR + 6.25%	10.47%	5/23/2023	5/23/2029			788	774	788	0.01%
ALKU, LLC	200 Brickstone Square, Suite 503, Andover, MA 01810 United States	(4)(10)	SOFR + 5.50%	9.72%	2/21/2024	5/23/2029			26,395	25,979	26,000	0.42%
Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(11)	SOFR + 5.25%	9.56%	8/28/2024	1/31/2028			10,924	10,785	10,842	0.17%
Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(11)	SOFR + 5.25%	9.54%	1/31/2023	1/31/2028			1,970	1,942	1,955	0.03%
Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(7)(11)	SOFR + 5.25%	9.56%	8/28/2024	1/31/2028			2,786	2,727	2,724	0.04%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Professional Services (continued)
Artisan Acquisitionco, Ltd.	4th Floor, Martin House, 5 Martin Lane, London EC4R 0DP, United Kingdom	(4)(6)(7)(8)	SOFR + 5.00%	9.30%	9/27/2024	9/30/2031			$57,154	$56,019	$56,075	0.90%
Baker Tilly Advisory Group LP	205 N. Michigan Ave. 28th Floor Chicago, IL 60601 United States	(4)(7)(10)	SOFR + 4.75%	9.07%	6/3/2024	6/3/2031			46,494	45,705	46,442	0.74%
CFGI Holdings, LLC	1 Lincoln Street, Suite 1301 Boston, MA 02111, United States	(4)(7)(10)	SOFR + 4.50%	8.82%	11/2/2021	11/2/2027			6,867	6,799	6,846	0.11%
Chartwell Cumming Holding, Corp.	485 Lexington Avenue, New York NY 10017 United States	(4)(7)(11)	SOFR + 4.75%	9.07%	5/26/2021	11/16/2029			87,023	86,401	86,942	1.39%
Chartwell Cumming Holding, Corp.	485 Lexington Avenue, New York NY 10017 United States	(4)(5)(7)(11)	SOFR + 4.75%	9.07%	11/18/2022	11/16/2029			10,487	10,200	10,475	0.17%
Chartwell Cumming Holding, Corp.	485 Lexington Avenue, New York NY 10017 United States	(4)(11)	SOFR + 4.75%	9.07%	2/14/2025	11/16/2029			14,038	13,899	14,038	0.22%
Cisive Holdings Corp	1180 Welsh Rd # 110 North Wales, PA, 19454 – 2053 United States	(4)(7)(11)	SOFR + 5.75%	10.15%	12/8/2021	12/8/2028			8,379	8,280	8,231	0.13%
Clearview Buyer, Inc.	1 Newton Pl Ste 405, 275 Washington Street, Newton, MA 02458, United States	(4)(7)(10)	SOFR + 5.35%	9.65%	8/26/2021	8/26/2027			7,252	7,188	7,252	0.12%
CRCI Longhorn Holdings Inc	6504 Bridge Point Parkway, Suite 425, Austin, TX 78730, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.32%	8/27/2024	8/27/2031			11,441	11,323	11,426	0.18%
CRCI Longhorn Holdings Inc	6504 Bridge Point Parkway, Suite 425, Austin, TX 78730, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.31%	8/27/2024	8/27/2031			994	977	994	0.02%
East River Bidco Gmbh	Bennigsen-Platz 1, 40474 Düsseldorf, Germany	(4)(6)(7)(8)	E + 5.25%	7.62%	3/26/2025	3/26/2032		EUR	90	95	96	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Professional Services (continued)
G&A Partners Holding Company II, LLC	17220 Katy Freeway, Suite 350, Houston, TX 77094 United States	(4)(9)	SOFR + 5.50%	9.81%	3/1/2024	3/1/2031			$30,020	$29,512	$30,020	0.48%
G&A Partners Holding Company II, LLC	17220 Katy Freeway, Suite 350, Houston, TX 77094 United States	(4)(5)(7)(9)	SOFR + 5.50%	9.81%	3/1/2024	3/1/2031			3,673	3,477	3,542	0.06%
Guidehouse, Inc.	1676 International Drive, Suite 800, McLean, VA 22102 United States	(4)(10)	SOFR + 5.00%	9.32% (incl. 2.00% PIK)	10/15/2021	12/16/2030			311,831	309,945	311,831	5.00%
IG Investments Holdings, LLC	4170 Ashford Dunwood Road, Northeast, Ste 250 Atlanta GA 30319 United States	(4)(7)(10)	SOFR + 5.00%	9.29%	11/1/2024	9/22/2028			46,231	45,730	46,231	0.74%
Legacy Intermediate, LLC	3701 FAU Blvd, Suite 300, Boca Raton, FL 33431, United States	(4)(5)(10)	SOFR + 5.75%	10.21%	2/25/2022	2/25/2028			6,684	6,621	6,684	0.11%
Legacy Intermediate, LLC	3701 FAU Blvd, Suite 300, Boca Raton, FL 33431, United States	(4)(5)(10)	SOFR + 5.75%	10.20%	12/22/2023	2/25/2028			1,290	1,272	1,290	0.02%
Mercury Bidco Globe Limited	3rd Floor, 8 St. James’s Square, London, SW1Y 4JU, United Kingdom	(4)(5)(6)(7)(8)	S + 5.75%	10.21%	1/18/2024	1/31/2031		GBP	47,583	59,381	61,292	0.98%
MPG Parent Holdings, LLC	One Vanderbilt Avenue, 53rd Floor, New York, New York 10017 United States	(4)(11)	SOFR + 5.00%	9.30%	1/8/2024	1/8/2030			10,845	10,672	10,845	0.17%
MPG Parent Holdings, LLC	One Vanderbilt Avenue, 53rd Floor, New York, New York 10017 United States	(4)(5)(7)(11)	SOFR + 5.00%	9.30%	1/8/2024	1/8/2030			2,662	2,577	2,639	0.04%
Oxford Global Resources Inc	100 Cummings Center, Suite 206L, Beverly, MA 01915, United States	(4)(11)	SOFR + 6.00%	10.42%	8/17/2021	8/17/2027			18,725	18,577	18,725	0.30%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Professional Services (continued)
Oxford Global Resources Inc	100 Cummings Center, Suite 206L, Beverly, MA 01915, United States	(4)(7)(11)	SOFR + 6.00%	10.42%	8/17/2021	8/17/2027		$2,907	$2,866	$2,907	0.05%
Oxford Global Resources Inc	100 Cummings Center, Suite 206L, Beverly, MA 01915, United States	(4)(9)	SOFR + 6.00%	10.41%	6/6/2024	8/17/2027		2,211	2,173	2,211	0.04%
Pavion Corp.	4151 Lafayette Center Dr, Suite 700, Chantilly, Virginia 20151, United States	(4)(6)(10)	SOFR + 6.00%	10.29% (incl. 2.25% PIK)	10/30/2023	10/30/2030		73,714	72,539	72,977	1.17%
Pavion Corp.	4151 Lafayette Center Dr, Suite 700, Chantilly, Virginia 20151, United States	(4)(6)(7)(10)	SOFR + 6.00%	10.29% (incl. 2.25% PIK)	10/30/2023	10/30/2030		15,588	15,357	15,406	0.25%
Petrus Buyer, Inc.	100 Bayview Cir Ste 400, Newport Beach, California, 92660 United States	(4)(5)(10)	SOFR + 4.75%	9.07%	10/17/2022	10/17/2029		1,867	1,830	1,867	0.03%
Petrus Buyer, Inc.	100 Bayview Cir Ste 400, Newport Beach, California, 92660 United States	(4)(7)(10)	SOFR + 4.75%	9.07%	10/17/2022	10/17/2029		334	320	330	0.01%
Petrus Buyer, Inc.	100 Bayview Cir Ste 400, Newport Beach, California, 92660 United States	(4)(5)(10)	SOFR + 4.75%	9.07%	2/26/2025	10/17/2029		645	642	645	0.01%
STV Group, Inc.	350 5th Avenue, Suite 1120, New York, NY 10001 United States	(4)(10)	SOFR + 5.00%	9.32%	3/20/2024	3/20/2031		24,173	23,761	24,173	0.39%
STV Group, Inc.	350 5th Avenue, Suite 1120, New York, NY 10001 United States	(4)(5)(7)(10)	P + 4.00%	11.50%	3/20/2024	3/20/2030		1,046	906	977	0.02%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Professional Services (continued)
The North Highland Co LLC	3333 Piedmont Road, NE, Suite 1000, Atlanta, GA 30305 United States	(4)(5)(10)	SOFR + 4.75%	9.07%	12/20/2024	12/20/2031		$15,982	$15,830	$15,823	0.25%
The North Highland Co LLC	3333 Piedmont Road, NE, Suite 1000, Atlanta, GA 30305 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.07%	12/20/2024	12/20/2030		2,024	1,956	1,952	0.03%
Thevelia US, LLC	Level 15, Manulife Place, 348 Kwun Tong Rd, Ngau Tau Kok, Hong Kong	(5)(6)(9)	SOFR + 3.00%	7.30%	7/29/2024	6/18/2029		1,282	1,280	1,279	0.02%
Titan Investment Company, Inc.	6130 Sprint Parkway, Overland Park, KS 66211 United States	(4)(8)	SOFR + 5.75%	10.28%	3/20/2020	3/20/2027		41,055	40,425	38,387	0.62%
Trinity Air Consultants Holdings Corp.	330 7th Ave, New York, NY 10001 United States	(4)(10)	SOFR + 5.25%	9.76%	6/29/2021	6/29/2028		59,901	59,320	59,901	0.96%
Trinity Air Consultants Holdings Corp.	330 7th Ave, New York, NY 10001 United States	(4)(7)(10)	SOFR + 5.25%	9.67%	6/29/2021	6/29/2028		34,698	34,398	34,684	0.56%
Trinity Partners Holdings, LLC	230 3rd Ave Prospect Place Waltham, MA 02451 United States	(4)(7)(11)(18)	SOFR + 6.24%	10.66%	12/21/2021	12/21/2028		4,689	4,639	4,689	0.08%
West Monroe Partners, LLC	311 W Monroe St 14th Floor, Chicago, IL 60606, United States	(4)(7)(10)	SOFR + 4.75%	9.07%	11/9/2021	11/8/2028		14,558	14,414	14,413	0.23%
West Monroe Partners, LLC	311 W Monroe St 14th Floor, Chicago, IL 60606, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.07%	12/18/2024	11/8/2028		498	493	493	0.01%
YA Intermediate Holdings II, LLC	12851 Manchester Rd, Suite 160, St. Louis, MO 63131 United States	(4)(5)(10)	SOFR + 5.00%	9.31%	10/1/2024	10/1/2031		7,868	7,805	7,829	0.13%
YA Intermediate Holdings II, LLC	12851 Manchester Rd, Suite 160, St. Louis, MO 63131 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.32%	10/1/2024	10/1/2031		427	397	403	0.01%
									1,078,208	1,085,571	17.42%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Real Estate Management & Development
Castle Management Borrower, LLC	870 Seventh Avenue 2nd Fl New York, New York 10019, United States	(4)(7)(11)	SOFR + 5.50%	9.80%	11/3/2023	11/3/2029			$24,150	$23,840	$24,150	0.39%
Community Management Holdings Midco 2 LLC	8360 East Via de Ventura, Building L, #100, Scottsdale, AZ 85258 United States	(4)(5)(10)	SOFR + 5.00%	9.29%	11/1/2024	11/1/2031			9,650	9,512	9,577	0.15%
Community Management Holdings Midco 2 LLC	8360 East Via de Ventura, Building L, #100, Scottsdale, AZ 85258 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.29%	11/1/2024	11/1/2031			379	328	337	0.01%
Neptune BidCo SAS	21 Avenue Kleber, 75116 Paris, France	(4)(5)(6)(7)(8)	E + 5.25%	7.86%	4/1/2024	4/1/2031		EUR	6,495	6,886	6,937	0.11%
Odevo AB	Kabyssgatan 4 D, 120 30 Stockholm, Sweden	(4)(5)(6)(8)	E + 5.50%	8.05%	10/31/2024	12/31/2030		EUR	251	261	270	0.00%
Odevo AB	Kabyssgatan 4 D, 120 30 Stockholm, Sweden	(4)(5)(6)(8)	S + 5.50%	9.96%	10/31/2024	12/31/2030		GBP	2,215	2,793	2,847	0.05%
Odevo AB	Kabyssgatan 4 D, 120 30 Stockholm, Sweden	(4)(5)(6)(8)	ST + 5.50%	7.84%	10/31/2024	12/31/2030		SEK	90,957	8,212	9,004	0.14%
Odevo AB	Kabyssgatan 4 D, 120 30 Stockholm, Sweden	(4)(5)(6)(7)(8)	SOFR + 5.50%	9.80%	10/31/2024	12/31/2030			28,239	27,282	28,014	0.45%
Progress Residential PM Holdings, LLC	7500 N Dobson Rd., Suite 300 Scottsdale, AZ 85256 United States	(4)(10)	SOFR + 5.50%	9.92%	2/16/2021	8/8/2030			67,900	67,138	67,900	1.09%
Progress Residential PM Holdings, LLC	7500 N Dobson Rd., Suite 300 Scottsdale, AZ 85256 United States	(4)(7)(10)	SOFR + 5.50%	9.92%	7/26/2022	8/8/2030			833	819	833	0.01%
										147,071	149,869	2.40%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software
Abacus Holdco 2 Oy	Kansakoulukuja 1, 00100 Helsinki, Finland	(4)(5)(6)(7)(8)	E + 4.75%	7.54%	10/11/2024	10/10/2031		EUR	838	$909	$900	0.01%
AI Titan Parent Inc	4601 Six Forks Road, Suite 220, Raleigh, NC 27609, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.07%	8/29/2024	8/29/2031			4,352	4,304	4,332	0.07%
Anaplan, Inc.	50 Hawthorne St, San Francisco, CA 94105 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	6/21/2022	6/21/2029			1,799	1,776	1,799	0.03%
Anaplan, Inc.	50 Hawthorne St, San Francisco, CA 94105 United States	(4)(10)	SOFR + 5.00%	9.30%	4/25/2024	6/21/2029			19,179	19,020	19,179	0.31%
Arnhem BidCo GmbH	Isaac-Fulda-Allee 6, 55124 Mainz, Germany	(4)(6)(7)(8)	E + 4.75%	7.11%	9/18/2024	10/1/2031		EUR	48,873	53,493	52,258	0.84%
AuditBoard Inc	12900 Park Plaza Dr. Ste 200, Cerritos, CA, 90703, United States	(4)(7)(10)	SOFR + 4.75%	9.05%	7/12/2024	7/12/2031			9,270	9,151	9,220	0.15%
Azurite Intermediate Holdings, Inc.	233 Wilshire Blvd., Suite 800 Santa Monica, CA 90401 United States	(4)(7)(10)	SOFR + 6.50%	10.82%	3/19/2024	3/19/2031			36,936	36,411	36,936	0.59%
Banyan Software Holdings, LLC	303 Perimeter Center North, Suite 450 Atlanta, GA 30346	(4)(5)(11)	SOFR + 5.25%	9.57%	1/2/2025	1/2/2031			9,391	9,301	9,297	0.15%
Banyan Software Holdings, LLC	303 Perimeter Center North, Suite 450 Atlanta, GA 30346	(4)(5)(7)(11)	SOFR + 5.25%	9.57%	1/2/2025	1/2/2031			1,955	1,912	1,910	0.03%
Bayshore Intermediate #2 LP	1 W Elm St ste 200, Conshohocken, PA 19428, United States	(4)(5)(7)(10)	SOFR + 6.25%	10.56% (incl. 3.38% PIK)	11/8/2024	10/1/2028			94,958	94,812	94,916	1.52%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Bending Spoons US, Inc.	169 Madison Ave, Suite 11218 New York, NY 10016, United States	(6)(11)	SOFR + 5.25%	9.54%	2/19/2025	3/7/2031			$14,338	$14,089	$14,408	0.23%
BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(5)(10)	SOFR + 6.00%	10.30% (incl. 1.00% PIK)	8/8/2022	8/8/2028			1,959	1,938	1,950	0.03%
BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(5)(10)	SOFR + 6.00%	10.30% (incl. 1.00% PIK)	8/8/2022	8/8/2028			346	342	344	0.01%
BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(5)(10)	SOFR + 6.00%	10.30% (incl. 1.00% PIK)	8/8/2022	8/8/2028			238	236	237	0.00%
BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(5)(10)	SOFR + 6.00%	10.30% (incl. 1.00% PIK)	10/25/2024	8/8/2028			1,591	1,570	1,583	0.03%
Bluefin Holding, LLC	8200 Roberts Drive, Suite 400, Atlanta, GA 30350 United States	(4)(7)(11)	SOFR + 6.25%	10.80%	9/12/2023	9/12/2029			27,291	26,764	27,217	0.44%
Brave Parent Holdings, Inc.	11695 Johns Creek Parkway, Suite 200, Johns Creek, Georgia 30097 United States	(4)(7)(10)	SOFR + 5.00%	9.32%	11/28/2023	11/28/2030			67,617	67,006	67,595	1.08%
Caribou Bidco Ltd	70 Gray’s Inn Road, London, WC1X 8NH, United Kingdom	(4)(6)(8)	S + 5.00%	9.70%	7/2/2024	2/1/2029		GBP	39,280	49,897	50,740	0.81%
Confine Visual Bidco	Kistagången 12, 164 40 Kista, Sweden	(4)(6)(8)	SOFR + 5.75%	10.06%	2/23/2022	2/23/2029			15,868	15,606	12,813	0.21%
Confine Visual Bidco	Kistagången 12, 164 40 Kista, Sweden	(4)(5)(6)(8)	SOFR + 5.75%	10.06%	3/11/2022	2/23/2029			379	379	306	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Confluence Technologies, Inc.	Nova Tower 1 1 Allegheny Square, Suite 800 Pittsburgh, PA, 15212 United States	(4)(5)(9)	SOFR + 5.00%	9.29%	2/14/2025	7/30/2028			$2,215	$2,149	$2,171	0.03%
Connatix Buyer, Inc.	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)(10)	SOFR + 5.50%	10.05%	7/14/2021	7/14/2027			21,307	21,145	20,988	0.34%
Connatix Buyer, Inc.	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)(5)(7)(10)	SOFR + 5.50%	10.07%	7/14/2021	7/14/2027			1,086	1,045	1,005	0.02%
Connatix Buyer, Inc.	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)(5)(7)(10)	SOFR + 5.50%	10.05%	10/9/2024	7/14/2027			1,308	1,257	1,275	0.02%
Coupa Software Inc.	1855 S. Grant Street, San Mateo, CA 94402 United States	(4)(5)(6)(7)(10)	SOFR + 5.25%	9.54%	2/27/2023	2/27/2030			1,822	1,787	1,820	0.03%
Crewline Buyer, Inc.	188 Spear St, San Francisco, CA 94105 United States	(4)(7)(11)	SOFR + 6.75%	11.07%	11/8/2023	11/8/2030			61,956	60,585	61,615	0.99%
Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(7)(10)	S + 5.00%	9.46%	8/29/2023	8/29/2030		GBP	4,022	4,951	5,193	0.08%
Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(8)	E + 5.00%	7.68%	8/29/2023	8/29/2030		EUR	1,166	1,231	1,260	0.02%
Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(8)	E + 5.00%	7.68%	2/28/2024	8/29/2030		EUR	263	276	285	0.00%
Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(8)	E + 5.00%	7.68%	2/28/2024	8/29/2030		EUR	1,632	1,747	1,765	0.03%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Diligent Corp	61 W 23rd Street, 4th Floor, New York, NY 10010 United States	(4)(10)	SOFR + 5.00%	9.31%	4/30/2024	8/2/2030			$49,683	$49,513	$49,683	0.80%
Diligent Corp	61 W 23rd Street, 4th Floor, New York, NY 10010 United States	(4)(10)	SOFR + 5.00%	9.31%	4/30/2024	8/2/2030			8,517	8,488	8,517	0.14%
Discovery Education, Inc.	4350 Congress Street, Suite 700, Charlotte, North Carolina 28209 United States	(4)(10)	SOFR + 6.75%	11.14% (incl. 6.07% PIK)	4/7/2022	4/9/2029			33,211	32,914	27,980	0.45%
Discovery Education, Inc.	4350 Congress Street, Suite 700, Charlotte, North Carolina 28209 United States	(4)(5)(10)	SOFR + 5.75%	10.15%	4/7/2022	4/9/2029			2,960	2,926	2,494	0.04%
Discovery Education, Inc.	4350 Congress Street, Suite 700, Charlotte, North Carolina 28209 United States	(4)(5)(11)	SOFR + 6.75%	11.04% (incl. 6.02% PIK)	10/3/2023	4/9/2029			3,738	3,705	3,149	0.05%
Doit International Ltd	David Elazar 12 St’, Tel Aviv-Yaffo, 6107408 Israel	(4)(5)(7)(11)	SOFR + 4.50%	8.82%	11/25/2024	11/26/2029			17,409	17,089	17,060	0.27%
Dropbox, Inc.	1800 Owens Street, San Francisco, CA 94158 United States	(4)(5)(6)(7)(10)(18)	SOFR + 6.38%	10.70%	12/10/2024	12/11/2029			35,206	34,381	34,413	0.55%
Edison Bidco AS	Hagaløkkveien 26, 1383, Asker, Norway	(4)(5)(6)(7)(8)	E + 5.25%	7.91%	12/18/2024	12/18/2031		EUR	345	307	315	0.01%
Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	SOFR + 4.75%	9.07%	4/30/2024	4/29/2031			5,046	5,027	5,008	0.08%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	S + 5.25%	9.7% (incl. 2.25% PIK)	3/27/2024	4/29/2031		GBP	19,513	$24,181	$25,016	0.40%
Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	SOFR + 4.75%	9.29% (incl. 1.97% PIK)	3/27/2024	4/29/2031			6,101	6,039	6,055	0.10%
Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	S + 5.25%	9.83% (incl. 2.25% PIK)	3/27/2024	4/29/2031		GBP	8,747	10,839	11,214	0.18%
Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	S + 5.25%	9.70% (incl. 2.25% PIK)	11/29/2024	4/29/2031		GBP	3,597	4,455	4,611	0.07%
Everbridge Holdings, LLC	25 Corporate Drive, Suite 400, Burlington, MA 01803, United States	(4)(6)(10)	SOFR + 5.00%	9.31%	7/2/2024	7/2/2031			22,167	22,068	22,111	0.35%
Everbridge Holdings, LLC	25 Corporate Drive, Suite 400, Burlington, MA 01803, United States	(4)(5)(6)(7)(10)	SOFR + 5.00%	9.31%	7/2/2024	7/2/2031			2,167	2,140	2,147	0.03%
Experity, Inc.	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)(10)	SOFR + 6.00%	10.30% (incl. 3.25% PIK)	7/22/2021	2/24/2028			11,957	11,855	11,957	0.19%
Experity, Inc.	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)(5)(7)(10)	SOFR + 6.00%	10.30% (incl. 3.25% PIK)	2/24/2022	2/24/2028			3,848	3,781	3,825	0.06%
Gigamon Inc.	3300 Olcott Street Santa Clara, CA 95054, United States	(4)(10)	SOFR + 5.75%	10.20%	3/11/2022	3/9/2029			7,232	7,150	6,780	0.11%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Gigamon Inc.	3300 Olcott Street Santa Clara, CA 95054, United States	(4)(5)(7)(10)	SOFR + 5.75%	10.19%	3/11/2022	3/9/2029		$131	$129	$104	0.00%
GovernmentJobs.com, Inc.	300 Continental Blvd., El Segundo, CA 90245, United States	(4)(7)(10)	SOFR + 5.00%	9.30%	7/15/2024	12/2/2028		8,444	8,406	8,425	0.13%
Granicus Inc.	1999 Broadway, Suite 3600, Denver, Colorado 80202 United States	(4)(10)	SOFR + 5.75%	10.04% (incl. 2.25% PIK)	1/17/2024	1/17/2031		17,565	17,424	17,565	0.28%
Granicus Inc.	1999 Broadway, Suite 3600, Denver, Colorado 80202 United States	(4)(7)(10)	SOFR + 5.25%	9.54% (incl. 2.25% PIK)	1/17/2024	1/17/2031		4,726	4,681	4,722	0.08%
Graphpad Software, LLC	225 Franklin Street, Fl. 26. Boston, MA 02110, United States	(4)(10)	SOFR + 4.75%	9.05%	6/28/2024	6/28/2031		24,024	23,864	24,024	0.38%
Graphpad Software, LLC	225 Franklin Street, Fl. 26. Boston, MA 02110, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	6/28/2024	6/28/2031		601	545	562	0.01%
GS Acquisitionco Inc	8529 Six Forks Rd, Suite 400, Raleigh, North Carolina 27615 United States	(4)(5)(7)(10)	SOFR + 5.25%	9.55%	3/26/2024	5/25/2028		584	568	566	0.01%
GS Acquisitionco Inc	8529 Six Forks Rd, Suite 400, Raleigh, North Carolina 27615 United States	(4)(5)(11)	SOFR + 5.25%	9.55%	3/26/2024	5/25/2028		5,317	5,301	5,291	0.08%
Homecare Software Solutions, LLC	130 West 42nd Street, 2nd Floor, New York, NY 10036, United States	(4)(10)	SOFR + 5.55%	9.87% (incl. 2.93% PIK)	6/14/2024	6/14/2031		14,828	14,698	14,753	0.24%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Homecare Software Solutions, LLC	130 West 42nd Street, 2nd Floor, New York, NY 10036, United States	(4)(10)	SOFR + 5.55%	9.87% (incl. 2.93% PIK)	9/26/2024	6/14/2031		$6,756	$6,694	$6,722	0.11%
Homecare Software Solutions, LLC	130 West 42nd Street, 2nd Floor, New York, NY 10036, United States	(4)(10)	SOFR + 5.55%	9.87% (incl. 2.93% PIK)	6/14/2024	6/14/2031		5,507	5,459	5,480	0.09%
Icefall Parent, Inc.	30 Braintree Hill Office Park, Suite 101, Boston, MA 02184 United States	(4)(7)(11)	SOFR + 6.50%	10.79%	1/26/2024	1/25/2030		32,592	32,018	32,592	0.52%
IQN Holding Corp	5011 Gate Parkway Building 100, Suite 250, Jacksonville, FL 32256, United States	(4)(10)	SOFR + 5.25%	9.56%	5/2/2022	5/2/2029		4,879	4,852	4,879	0.08%
IQN Holding Corp	5011 Gate Parkway Building 100, Suite 250, Jacksonville, FL 32256, United States	(4)(5)(7)(10)	SOFR + 5.25%	9.57%	5/2/2022	5/2/2028		335	332	335	0.01%
IRI Group Holdings Inc	203 North LaSalle Street, Suite 1500 Chicago, IL 60601, United States	(4)(10)	SOFR + 5.00%	9.31%	4/1/2024	12/1/2028		197,025	194,773	197,025	3.16%
IRI Group Holdings Inc	203 North LaSalle Street, Suite 1500 Chicago, IL 60601, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.32%	4/1/2024	12/1/2027		1,546	1,393	1,546	0.02%
JS Parent Inc	135 SW Taylor Suite 200 Portland, Oregon, 97204, United States	(4)(7)(10)	SOFR + 5.00%	9.59%	4/24/2024	4/24/2031		35,488	35,319	35,471	0.57%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
LD Lower Holdings, Inc.	8201 Greensboro Drive, Suite 717 Mclean, VA 22102 – 3810 United States	(4)(11)	SOFR + 7.50%	11.90%	2/8/2021	8/9/2027			$84,068	$83,779	$83,437	1.34%
LogicMonitor Inc	820 State Street, Floor 5, Santa Barbara, CA 93101 United States	(4)(5)(7)(10)	SOFR + 5.50%	9.79%	11/15/2024	11/15/2031			15,936	15,724	15,712	0.25%
Magnesium BorrowerCo, Inc.	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)(5)(10)	SOFR + 5.25%	9.57%	5/19/2022	5/18/2029			5,614	5,539	5,614	0.09%
Magnesium BorrowerCo, Inc.	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)(5)(10)	SOFR + 5.25%	9.57%	3/21/2024	5/18/2029			140	138	140	0.00%
Magnesium BorrowerCo, Inc.	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)(5)(10)	S + 5.25%	9.71%	5/19/2022	5/18/2029		GBP	3,357	4,130	4,336	0.07%
Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1 1 Allegheny Square, Suite 800 Pittsburgh, PA, 15212 United States	(4)(5)(9)	SOFR + 3.75%	8.20%	7/30/2021	7/31/2028			8,417	8,357	7,323	0.12%
Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1 1 Allegheny Square, Suite 800 Pittsburgh, PA, 15212 United States	(4)(5)(7)(9)	SOFR + 6.25%	10.70%	6/9/2023	7/31/2028			6,878	6,721	6,382	0.10%
Medallia, Inc.	200 W 41st St, New York, NY 10036, United States	(4)(10)	SOFR + 6.50%	10.82% (incl. 4.00% PIK)	10/28/2021	10/29/2028			383,023	379,710	341,848	5.48%
Medallia, Inc.	200 W 41st St, New York, NY 10036, United States	(4)(5)(10)	SOFR + 6.50%	10.82% (incl. 4.00% PIK)	8/16/2022	10/29/2028			2,247	2,224	2,006	0.03%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Monk Holding Co.	5473 Morris Hunt Dr Fort Mill, SC, 29708 – 6523 United States	(4)(10)(18)	SOFR + 5.50%	9.90%	12/1/2021	12/1/2027			$4,743	$4,692	$4,743	0.08%
Monk Holding Co.	5473 Morris Hunt Dr Fort Mill, SC, 29708 – 6523 United States	(4)(5)(7)(10)	SOFR + 5.50%	9.90%	12/1/2021	12/1/2027			287	280	275	0.00%
MRI Software, LLC	28925 Fountain Parkway Solon OH 44139 United States	(11)	SOFR + 4.75%	9.05%	9/22/2020	2/10/2027			6,707	6,715	6,656	0.11%
MRI Software, LLC	28925 Fountain Parkway Solon OH 44139 United States	(11)	SOFR + 4.75%	9.05%	2/10/2020	2/10/2027			90,441	90,126	89,761	1.44%
MRI Software, LLC	28925 Fountain Parkway Solon OH 44139 United States	(4)(7)(11)	SOFR + 4.75%	9.05%	2/10/2020	2/10/2027			409	379	188	0.00%
NAVEX TopCo, Inc.	5500 Meadows Road, Suite 500, Lake Oswego, OR, 97035 United States	(4)(7)(10)	SOFR + 5.50%	9.82%	11/9/2023	11/9/2030			60,690	59,640	60,690	0.97%
Nintex Topco Limited	10800 NE 8th Street, Suite 400 Bellevue, WA 98004 United States	(4)(6)(8)	SOFR + 6.00%	10.45% (incl. 1.50% PIK)	11/12/2021	11/13/2028			34,067	33,722	31,342	0.50%
Noble Midco 3 Ltd	2 Seething Ln, London EC3N 4AT, United Kingdom	(4)(5)(6)(7)(10)	SOFR + 5.00%	9.30%	6/10/2024	6/24/2031			16,985	16,800	16,966	0.27%
Optimizely North America Inc	119 5th Ave, 7th Floor, New York, NY 10003 United States	(4)(5)(10)	S + 5.50%	9.96%	10/30/2024	10/30/2031		GBP	865	1,111	1,106	0.02%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Optimizely North America Inc	119 5th Ave, 7th Floor, New York, NY 10003 United States	(4)(5)(10)	E + 5.25%	7.61%	10/30/2024	10/30/2031		EUR	2,882	$3,100	$3,085	0.05%
Optimizely North America Inc	119 5th Ave, 7th Floor, New York, NY 10003 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.32%	10/30/2024	10/30/2031			8,214	8,126	8,120	0.13%
Oranje Holdco, Inc.	33 N Garden Ave, Clearwater, FL 33755 United States	(4)(5)(7)(11)	SOFR + 7.75%	12.04%	2/1/2023	2/1/2029			2,000	1,964	2,000	0.03%
Oranje Holdco, Inc.	33 N Garden Ave, Clearwater, FL 33755 United States	(4)(11)	SOFR + 7.25%	11.82%	4/19/2024	2/1/2029			33,969	33,402	33,969	0.54%
PDI TA Holdings, Inc.	11675 Rainwater Dr., Suite 350, Alpharetta, GA 30009, United States	(4)(10)	SOFR + 5.50%	9.79%	2/1/2024	2/3/2031			43,815	43,326	43,815	0.70%
PDI TA Holdings, Inc.	11675 Rainwater Dr., Suite 350, Alpharetta, GA 30009, United States	(4)(7)(10)	SOFR + 5.50%	9.79%	2/1/2024	2/3/2031			4,342	4,263	4,342	0.07%
Ping Identity Holding Corp	1001 17th Street, Suite 100, Denver, CO 80202 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	10/21/2024	10/17/2029			6,674	6,674	6,674	0.11%
QBS Parent, Inc.	811 Main Street, Suite 2200, Houston, TX 77002 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.05%	11/7/2024	11/7/2031			9,319	9,270	9,291	0.15%
QBS Parent, Inc.	811 Main Street, Suite 2200, Houston, TX 77002 United States	(4)(10)	SOFR + 4.75%	9.05%	2/28/2025	11/7/2031			904	899	902	0.01%
Rally Buyer, Inc.	5213 Tacome Building C · Houston, TX 77041 United States	(4)(5)(10)	SOFR + 5.75%	10.05%	7/19/2022	7/19/2028			886	877	818	0.01%
Rally Buyer, Inc.	5213 Tacome Building C · Houston, TX 77041 United States	(4)(5)(7)(10)	SOFR + 5.75%	10.05%	7/19/2022	7/19/2028			71	70	63	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Relativity ODA, LLC	231 South LaSalle Street, 8th Floor, Chicago, IL 60604 United States	(4)(7)(11)	SOFR + 4.50%	8.82%	5/12/2021	5/12/2029			$19,337	$19,153	$19,204	0.31%
Scorpio BidCo SAS	131, Chemin du Bac-a-Traille Caluire-et-Cuire, 69300 France	(4)(5)(6)(7)(8)	E + 5.75%	8.11%	4/3/2024	4/30/2031		EUR	22,826	24,697	24,634	0.39%
Spaceship Purchaser Inc	320 Park Avenue, 33rd Floor, New York, New York 10022 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	10/17/2024	10/17/2031			91,506	90,487	90,874	1.46%
Spitfire Parent, Inc.	10161 Park Run Drive, Suite 150, Las Vegas, Nevada United States	(4)(11)	SOFR + 5.50%	9.92%	3/9/2021	3/11/2027			56,702	56,428	56,702	0.91%
Spitfire Parent, Inc.	10161 Park Run Drive, Suite 150, Las Vegas, Nevada United States	(4)(11)	SOFR + 5.50%	9.92%	11/19/2021	3/11/2027			20,930	20,776	20,930	0.34%
Spitfire Parent, Inc.	10161 Park Run Drive, Suite 150, Las Vegas, Nevada United States	(4)(5)(11)	E + 5.50%	7.86%	3/8/2021	3/11/2027		EUR	10,080	12,090	10,900	0.17%
Stamps.com, Inc.	1990 East Grand Avenue El Segundo, CA 90245 United States	(4)(5)(10)	SOFR + 5.75%	10.14%	12/14/2021	10/5/2028			3,273	3,239	3,216	0.05%
Stamps.com, Inc.	1990 East Grand Avenue El Segundo, CA 90245 United States	(4)(10)	SOFR + 5.75%	10.14%	10/5/2021	10/5/2028			278,297	275,504	273,427	4.38%
Tango Bidco SAS	3, boulevard de Sébastopol, 75001 Paris France	(4)(5)(6)(8)	E + 5.00%	7.79%	10/17/2024	10/17/2031		EUR	11,872	12,685	12,656	0.20%
Tango Bidco SAS	3, boulevard de Sébastopol, 75001 Paris France	(4)(5)(6)(7)(8)	E + 5.00%	7.79%	10/17/2024	10/17/2031		EUR	3,252	3,466	3,435	0.06%
Tricentis Operations Holdings, Inc.	5301 Southwest Parkway, Building 2, Suite 200 Austin TX, 78735	(4)(7)(11)	SOFR + 6.25%	10.55% (incl. 4.87% PIK)	2/11/2025	2/11/2032			22,975	22,699	22,694	0.36%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Triple Lift, Inc.	400 Lafayette St 5th floor, New York, NY 10003 United States	(4)(10)	SOFR + 5.75%	10.20%	3/18/2022	5/5/2028			$13,738	$13,599	$13,188	0.21%
Triple Lift, Inc.	400 Lafayette St 5th floor, New York, NY 10003 United States	(4)(7)(10)	SOFR + 5.75%	10.20%	5/6/2021	5/5/2028			47,209	46,723	45,012	0.72%
Varicent Parent Holdings Corp	4711 Yonge St., Suite 300, Toronto, Ontario M2N 6K8, Canada	(4)(5)(7)(10)	SOFR + 6.00%	10.33% (incl. 3.25% PIK)	8/23/2024	8/23/2031			12,450	12,252	12,314	0.20%
WPEngine, Inc.	504 Lavaca Street, Suite 1000, Austin, TX 78701 United States	(4)(7)(10)	SOFR + 6.50%	10.82%	8/14/2023	8/14/2029			66,667	65,065	66,467	1.07%
Zendesk Inc	989 Market St, San Francisco, CA 94103 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.30%	7/23/2024	11/22/2028			1,615	1,592	1,610	0.03%
Zorro Bidco Ltd	740 Waterside Drive, Aztec West, Almondsbury, Bristol, BS32 4UF, United Kingdom	(4)(5)(6)(7)(8)	S + 4.90%	9.36%	8/13/2024	8/13/2031		GBP	28,479	35,554	36,373	0.58%
Zorro Bidco Ltd	740 Waterside Drive, Aztec West, Almondsbury, Bristol, BS32 4UF, United Kingdom	(4)(5)(6)(8)	S + 4.90%	9.36%	1/30/2025	8/13/2031		GBP	3,165	3,898	4,047	0.06%
Zorro Bidco Ltd	740 Waterside Drive, Aztec West, Almondsbury, Bristol, BS32 4UF, United Kingdom	(4)(5)(6)(8)	ST + 4.90%	7.21%	2/6/2025	8/13/2031		SEK	43,390	3,946	4,273	0.07%
										2,664,014	2,621,274	41.99%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Specialty Retail
CustomInk, LLC	2910 District Avenue Fairfax VA 22031 United States	(4)(11)(18)	SOFR + 5.98%	10.38%	5/3/2019	5/3/2026		$163,594	$163,118	$163,594	2.62%
Technology Hardware, Storage & Peripherals
Lytx, Inc.	9785 Towne Centre Drive San Diego CA 92121 United States	(4)(11)	SOFR + 5.00%	9.42%	6/13/2024	2/28/2028		84,454	83,955	84,454	1.35%
Trading Companies & Distributors
Paramount Global Surfaces Inc	20 Sanker Road, Dickson, TN 37055 United States	(4)(11)	SOFR + 6.00%	10.43%	4/30/2021	4/1/2027		53,904	53,359	47,436	0.76%
Red Fox CD Acquisition Corp	3916 Westpoint Blvd., Winston-Salem, NC 27103 United States	(4)(11)	SOFR + 6.00%	10.30%	3/4/2024	3/4/2030		73,827	72,420	73,827	1.18%
									125,779	121,263	1.94%
Transportation Infrastructure
Capstone Acquisition Holdings Inc	30 Technology Parkway South, Suite 200, Peachtree Corner, GA 30092 United States	(4)(11)	SOFR + 4.50%	8.92%	8/29/2024	11/13/2029		5,446	5,428	5,446	0.09%
Frontline Road Safety, LLC	1125 17th Street, Suite 1575, Denver, CO, United States 80202	(4)(8)	SOFR + 4.75%	9.07% (incl. 2.00% PIK)	3/4/2025	3/4/2032		15,013	14,864	14,862	0.24%
Frontline Road Safety, LLC	1125 17th Street, Suite 1575, Denver, CO, United States 80202	(4)(5)(7)(8)	SOFR + 4.75%	9.07% (incl. 2.00% PIK)	3/4/2025	3/4/2032		80	33	32	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Transportation Infrastructure (continued)
Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(7)(10)	SOFR + 6.25%	10.55%	8/4/2021	8/4/2027			$21,029	$20,724	$20,577	0.33%
Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(10)	SOFR + 6.25%	10.54%	8/4/2021	8/4/2027			20,861	20,698	20,548	0.33%
Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(5)(10)	SOFR + 6.25%	10.55%	12/22/2023	8/4/2027			3,766	3,717	3,709	0.06%
Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(5)(10)	SOFR + 6.25%	10.55%	12/14/2022	8/4/2027			980	971	965	0.02%
Italian Motorway Holdings S.à r.l	Meif 6 Hra Italian Motorway Holdings SARL, Luxembourg	(4)(5)(6)(8)	E + 5.25%	8.14%	4/28/2022	4/28/2029		EUR	78,810	81,692	85,217	1.37%
Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(11)	SOFR + 5.75%	10.27%	4/19/2021	10/19/2027			32,998	32,712	31,513	0.50%
Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(11)	SOFR + 5.75%	10.14%	4/19/2021	10/19/2027			20,375	20,221	19,459	0.31%
Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(11)	SOFR + 5.75%	10.14%	1/31/2022	10/19/2027			4,154	4,116	3,967	0.06%
Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(5)(11)	P + 4.75%	12.25%	9/11/2024	10/19/2027			1,235	1,215	1,179	0.02%
Safety Borrower Holdings LP	8814 Horizon Blvd, Northeast, Suite 100, Albuquerque, NM 87113, United States	(4)(11)	SOFR + 5.25%	9.69%	9/1/2021	9/1/2027			5,243	5,225	5,243	0.08%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ non-affiliated (continued)
Transportation Infrastructure (continued)
Safety Borrower Holdings LP	8814 Horizon Blvd, Northeast, Suite 100, Albuquerque, NM 87113, United States	(4)(5)(7)(11)	P + 4.25%	11.75%	9/1/2021	9/1/2027		$93	$92	$89	0.00%
Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.50%	9.91%	9/24/2021	9/24/2027		36,717	36,416	36,717	0.59%
Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.50%	9.79%	9/19/2023	9/24/2027		15,760	15,565	15,760	0.25%
Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.50%	9.79%	9/24/2021	9/24/2027		11,374	11,374	11,374	0.18%
Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.50%	9.90%	9/19/2023	9/24/2027		9,945	9,822	9,945	0.16%
Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(5)(7)(11)	P + 4.50%	12.00%	9/24/2021	3/24/2027		1,600	1,557	1,600	0.03%
Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(5)(7)(11)	SOFR + 5.50%	9.89%	9/5/2024	9/24/2027		8,185	8,101	8,084	0.13%
TRP Infrastructure Services, LLC	2411 Minnis Dr, Haltom City, TX 76117, United States	(4)(11)	SOFR + 5.50%	9.94%	7/9/2021	7/9/2027		38,388	38,098	38,388	0.62%
TRP Infrastructure Services, LLC	2411 Minnis Dr, Haltom City, TX 76117, United States	(4)(5)(7)(11)	SOFR + 5.50%	9.97%	12/2/2024	7/9/2027		13,189	13,028	13,135	0.21%
									345,669	347,809	5.58%
Total First Lien Debt – non-controlled/ non-affiliated									12,714,360	12,579,878	201.55%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
First Lien Debt – non-controlled/ affiliated
Professional Services
Material Holdings, LLC	1900 Avenue of the Stars Ste 1600 19th floor Los Angeles, CA 90067 United States	(4)(5)(7)(10)(16)	SOFR + 6.00%	10.43% (incl. 9.90% PIK)	6/14/2024	8/19/2027			$22,123	$21,966	$22,082	0.35%
Material Holdings, LLC	1900 Avenue of the Stars Ste 1600 19th floor Los Angeles, CA 90067 United States	(4)(5)(10)(16)(17)	SOFR + 6.00%	10.43% PIK	6/14/2024	8/19/2027			5,336	5,291	943	0.02%
										27,257	23,025	0.37%
Total First Lien Debt – non-controlled/affiliated										27,257	23,025	0.37%
Total First Lien Debt										12,741,617	12,602,903	201.92%

Second Lien Debt
Second Lien Debt – non-controlled/non-affiliated
Health Care Providers & Services
Canadian Hospital Specialties Ltd.	2060 Winston Park Drive, Suite 400, Oakville, Ontario L6H 5R7 Canada	(4)(5)(6)(8)	8.75%	8.75%	4/15/2021	4/15/2029		CAD	10,533	8,320	6,715	0.11%
Jayhawk Buyer, LLC	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)(11)	SOFR + 8.75%	13.14%	5/26/2021	10/15/2027			5,183	5,142	4,795	0.08%
										13,462	11,510	0.19%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)		Cost(3)	Fair Value	% of Net Assets
Second Lien Debt – non-controlled/ non-affiliated (continued)
Health Care Technology
Project Ruby Ultimate Parent Corp	11711 West 79th Street Lenexa, Kansas 62214 United States	(4)(5)(10)	SOFR + 5.25%	9.69%	10/15/2024	3/10/2029			$1,000	$996	$998	0.02%
Insurance
SQ ABS Issuer LLC	6800 West 115th Street Suite 2511 Overland Park KS 66211 United States	(4)(5)(6)(8)	9.65%	9.65%	10/11/2024	10/20/2039			3,812	3,759	3,783	0.06%
Interactive Media & Services
Speedster Bidco GmbH	Bothestraße 11 – 15, 81675 München, Germany	(4)(6)(8)	CA + 5.50%	8.16%	12/10/2024	2/13/2032		CAD	50,654	35,488	34,584	0.55%
IT Services
Inovalon Holdings, Inc.	4321 Collington Rd, Bowie, MD 20716, United States	(4)(10)	SOFR + 10.50%	15.05% PIK	11/24/2021	11/24/2033			14,613	14,414	14,613	0.23%
Machinery
Victory Buyer, LLC	50 East 153rd Street Bronx, NY 10451 – 2104 United States	(4)(9)	SOFR + 7.00%	11.44%	11/19/2021	11/19/2029			9,619	9,562	9,186	0.15%
Professional Services
Thevelia US, LLC	Level 15, Manulife Place, 348 Kwun Tong Rd, Ngau Tau Kok, Hong Kong	(4)(5)(6)(9)	SOFR + 6.00%	10.30%	6/17/2022	6/17/2032			4,920	4,824	4,920	0.08%
Software
CB Nike Holdco LLC	David Elazar 12 St’, Tel Aviv-Yaffo, 6107408 Israel	(4)(5)(11)	SOFR + 7.35%	11.67% PIK	11/25/2024	11/26/2029			36,675	35,995	35,941	0.58%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Second Lien Debt – non-controlled/ non-affiliated (continued)
Software (continued)
Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1 1 Allegheny Square, Suite 800 Pittsburgh, PA, 15212 United States	(4)(5)(9)	SOFR + 6.50%	10.97% (incl. 6.50% PIK)	7/30/2021	7/30/2029		$3,550	$3,523	$2,947	0.05%
									39,518	38,888	0.63%
Total Second Lien Debt – non-controlled/non-affiliated									122,023	118,482	1.91%
Total Second Lien Debt									122,023	118,482	1.91%
Unsecured Debt
Unsecured Debt – non-controlled/non-affiliated
Health Care Technology
Healthcomp Holding Company, LLC	621 Santa Fe Ave. Fresno, CA 93721 United States	(4)(5)(8)	13.75%	13.75% PIK	11/8/2023	11/8/2031		11,985	11,731	11,835	0.19%
IT Services
PPT Holdings III, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(5)(8)	12.75%	12.75% PIK	3/25/2024	3/27/2034		1,832	1,796	1,823	0.03%
Total Unsecured Debt – non-controlled/non-affiliated									13,527	13,658	0.22%
Total Unsecured Debt									13,527	13,658	0.22%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity
Equity – non-controlled/non-affiliated
Aerospace & Defense
Micross Topco, Inc. – Common Equity	1050 Perimeter Road, Manchester, NH 03103 United States	(4)			3/28/2022		1.2%	$4,767	$4,767	$6,542	0.10%
Air Freight & Logistics
AGI Group Holdings LP – Class A-2 Common Units	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156 – 7858 United States	(4)			6/11/2021		30.1%	902	902	1,239	0.02%
Mode Holdings, L.P. – Class A-2 Common Units	17330 Preston Rd., Suite 200 C Dallas, TX 75252 United States	(4)			12/9/2019		9.2%	5,486,923	5,487	5,432	0.09%
Red Griffin ParentCo, LLC – Class A Common Units	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)			11/27/2024		5.0%	935	3,968	2,931	0.05%
									10,357	9,602	0.16%
Commercial Services & Supplies
Genstar Neptune Blocker, LLC – Blocker Units	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			12/2/2024		3.7%	218	343	336	0.01%
Genstar Neptune Blocker, LLC – Class Z Units	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			12/2/2024		3.7%	57	81	79	0.00%
Genstar Neptune Blocker, LLC – Blocker Note	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			12/2/2024		3.7%	8,738	9	9	0.00%
GTCR Investors LP – Class A-1 Common Units	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)			9/29/2023		4.6%	417,006	417	465	0.01%
GTCR/Jupiter Blocker, LLC – Class Z Units	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			12/2/2024		3.7%	41	58	57	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
Commercial Services & Supplies (continued)
GTCR/Jupiter Blocker, LLC – Blocker Note	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			12/2/2024		3.7%	$6,291	$6	$7	0.00%
Jupiter Ultimate Holdings, LLC – Class A Common Units	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			11/8/2024		3.7%	1	0	0	0.00%
Jupiter Ultimate Holdings, LLC – Class B Common Units	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			11/8/2024		3.7%	278	218	215	0.00%
Jupiter Ultimate Holdings, LLC – Class C Common Units	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)			11/8/2024		3.7%	278,074	221	220	0.00%
RC VI Buckeye Holdings, LLC – LLC Units	1901 Indian Wood Cir Maumee, OH 43537	(4)			1/2/2025			161,291	161	161	0.00%
									1,514	1,549	0.02%
Distributors
Box Co-Invest Blocker, LLC – (BP Alpha Holdings, L.P.) – Class A Units	2650 Galvin Dr, Elgin, IL 60124, United States	(4)			12/10/2021		11.7%	1	702	0	0.00%
Box Co-Invest Blocker, LLC – (BP Alpha Holdings, L.P.) – Class C Preferred Units	2650 Galvin Dr, Elgin, IL 60124, United States	(4)			7/12/2023		11.6%	1	83	0	0.00%
EIS Acquisition Holdings, LP – Class A Common Units	2018 Powers Ferry Road, Suite 400 Atlanta, Georgia 30339 United States	(4)			11/1/2021		60.2%	6,761	3,350	7,434	0.12%
									4,135	7,434	0.12%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
Diversified Consumer Services
Cambium Holdings, LLC – Senior Preferred Interest	17855 North Dallas Parkway, Suite 400, Dallas, TX 75287, United States	(4)		11.50%	8/3/2021		2.6%	$12,511,857	$12,315	$18,441	0.30%
DTA LP – Class A Common Units	7430 East Caley Ave, Suite 320E, Centennial, CO 80111 United States	(4)			3/25/2024		4.8%	2,171,032	2,171	1,845	0.03%
									14,486	20,286	0.33%
Diversified Telecommunication Services
Point Broadband Holdings, LLC – Class A Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			10/1/2021		2.2%	6,930	5,877	5,906	0.09%
Point Broadband Holdings, LLC – Class B Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			10/1/2021		2.2%	369,255	1,053	631	0.01%
Point Broadband Holdings, LLC – Class Additional A Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			3/24/2022		2.2%	1,489	1,263	1,269	0.02%
Point Broadband Holdings, LLC – Class Additional B Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			3/24/2022		2.2%	79,358	226	136	0.00%
									8,419	7,942	0.12%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
Electronic Equipment, Instruments & Components
NSI Parent, LP – Class A Common Units	13235 Reese Boulevard, West Huntersville, NC 28078 United States	(4)			12/23/2024		10.8%	$578,564	$579	$579	0.01%
Spectrum Safety Solutions Purchaser, LLC – Common Equity	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(6)			7/1/2024		17.6%	5,286,915	5,287	5,287	0.08%
									5,866	5,866	0.09%
Financial Services
THL Fund IX Investors (Plymouth II), LP – LP Interest	545 Boylston Street, 6th Floor, Boston, MA 02116 United States	(4)			8/31/2023		13.3%	248,786	249	346	0.01%
Health Care Equipment & Supplies
GCX Corporation Group Holdings, L.P. – Class A-2 Units	3875 Cypress Drive, Petaluma, CA 94954, United States	(4)			9/10/2021		10.0%	539	539	270	0.00%
Health Care Providers & Services
AVE Holdings I Corp. – Series A-1 Preferred Shares	520 Madison Avenue, New York, NY 10022 United States	(4)		11.50%	2/25/2022		0.4%	625,944	607	695	0.01%
Jayhawk Holdings, LP – Class A-1 Common Units	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)			5/26/2021		0.1%	2,201	392	34	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
Health Care Providers & Services (continued)
Jayhawk Holdings, LP – Class A-2 Common Units	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)			5/26/2021		0.1%	$1,185	$211	$18	0.00%
WHCG Purchaser, Inc. – Class A Common Units	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)			8/2/2024		28.2%	4,755,436	0	0	0.00%
									1,210	747	0.01%
Health Care Technology
Caerus Midco 2 S.à r.l. – Additional Vehicle Units	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)			10/28/2022		0.0%	11,710	12	1	0.00%
Caerus Midco 2 S.à r.l. – Vehicle Units	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)			5/25/2022		0.2%	58,458	58	54	0.00%
Healthcomp Holding Company, LLC – Preferred Interest	621 Santa Fe Ave. Fresno, CA 93721 United States	(4)		6.00%	11/8/2023		4.0%	9,850	985	916	0.01%
									1,055	971	0.01%
Insurance
CFCo, LLC (Benefytt Technologies, Inc.) – Class B Units	15438 North Florida Avenue, Suite 201, Tampa, FL 33613, United States	(4)			9/28/2023		9.0%	14,907,400	0	0	0.00%
SelectQuote Inc. – Warrants	6800 West 115th Street Suite 2511 Overland Park KS 66211 United States	(4)(6)			10/11/2024		20.5%	601,075	0	439	0.01%
Shelf Holdco Ltd – Common Equity	2 Church Street, Hamilton HM 11, Bermuda	(4)(6)			12/30/2022		0.0%	50,000	50	190	0.00%
									50	629	0.01%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
IT Services
NC Ocala Co-Invest Beta, L.P. - LP Interest	4321 Collington Rd, Bowie, MD 20716, United States	(4)			11/12/2021		3.5%	$2,854,133	$2,854	$3,197	0.05%
Life Sciences Tools & Services
Falcon Top Parent, LLC – Class A Common Units	3675 Green Level Road West, Suite 208, Apex, NC 27523 United States	(4)			11/6/2024		10.3%	772,599	773	773	0.01%
Professional Services
OHCP V TC COI, LP. – LP Interest	330 7th Ave, New York, NY 10001 United States	(4)			6/29/2021		35.0%	3,500,000	3,500	8,260	0.13%
Tricor Horizon – LP Interest	Level 15, Manulife Place, 348 Kwun Tong Rd, Ngau Tau Kok, Hong Kong	(4)(6)			6/13/2022		1.9%	399,027	397	421	0.01%
Trinity Air Consultants Holdings Corp – Common Units	330 7th Ave, New York, NY 10001 United States	(4)			6/12/2024		35.0%	2,583	3	6	0.00%
									3,900	8,687	0.14%
Real Estate Management & Development
Community Management Holdings Parent, LP – Series A Preferred Units	8360 East Via de Ventura, Building L, #100, Scottsdale, AZ 85258 United States	(4)		8.00%	11/1/2024		10.3%	310,331	310	301	0.00%
Software
AI Titan Group Holdings, LP – Class A-2 Common Units	4601 Six Forks Road, Suite 220, Raleigh, NC 27609, United States	(4)			8/28/2024		3.5%	44	44	45	0.00%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
Software (continued)
Connatix Parent, LLC – Class L Common Units	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)			7/14/2021		23.1%	$42,045	$462	$209	0.00%
Descartes Holdings, Inc – Class A Common Stock	4350 Congress Street, Suite 700, Charlotte, North Carolina 28209 United States	(4)			10/9/2023		4.3%	49,139	213	2	0.00%
Expedition Holdco, LLC – Class A Common Units	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)			2/24/2022		9.0%	90	57	48	0.00%
Expedition Holdco, LLC – Class B Common Units	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)			2/24/2022		9.0%	90,000	33	14	0.00%
Lobos Parent, Inc. – Series A Preferred Shares	300 Continental Blvd., El Segundo, CA 90245, United States	(4)		10.50%	11/30/2021		2.9%	1,545	1,506	2,062	0.03%
Mandolin Technology Holdings, Inc. – Series A Preferred Shares	Nova Tower 1 1 Allegheny Square, Suite 800 Pittsburgh, PA, 15212 United States	(4)		10.50%	7/30/2021		10.0%	3,550,000	3,444	3,712	0.06%
Mimecast Limited – LP Interest	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)			5/3/2022		0.7%	667,850	668	721	0.01%
TPG IX Newark CI, L.P. – LP Interest	188 Spear St, San Francisco, CA 94105 United States	(4)			10/26/2023		5.4%	1,965,727	1,966	1,966	0.03%
Zoro – Common Equity	989 Market St, San Francisco, CA 94103 United States	(4)			11/22/2022		0.1%	2,073	21	22	0.00%
Zoro – Series A Preferred Shares	989 Market St, San Francisco, CA 94103 United States	(4)	SOFR + 9.50%	13.80%	11/22/2022		0.1%	373	362	509	0.01%
									8,776	9,310	0.14%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Equity – non-controlled/non-affiliated (continued)
Specialty Retail
CustomInk, LLC – Series A Preferred Units	2910 District Avenue Fairfax VA 22031 United States	(4)			5/3/2019		52.0%	$384,520	$5,200	$7,844	0.13%
Transportation Infrastructure
Ncp Helix Holdings, LLC – Preferred Shares	114 Capital Way Christiana, TN 37037, United States	(4)		8.00%	8/3/2021		24.6%	407,274	407	471	0.01%
Total Equity – non-controlled/ non-affiliated									74,867	92,767	1.46%
Equity – non-controlled/affiliated
Insurance
Blackstone Donegal Holdings LP – LP Interest (Westland Insurance Group LTD)	200, 2121 – 160th Street, Surrey, BC Canada	(4)(6)(16)			1/5/2021		18.0%		1	6,396	0.10%
Professional Services
Material+ Holding Company, LLC – Class C Units	1900 Avenue of the Stars Ste 1600 19th floor Los Angeles, CA 90067 United States	(4)(16)			6/14/2024		8.5%	5,898	0	0	0.00%
Total Equity – non-controlled/affiliated									1	6,396	0.10%
Total Equity									74,868	99,163	1.56%
Total Investments – non-controlled/non-affiliated									12,924,777	12,804,785	205.14%
Total Investments – non-controlled/ affiliated									27,258	29,421	0.47%
Total Investment Portfolio									12,952,035	12,834,206	205.61%

Investments(1)(19)	Address	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 3/31/2025	Par Amount/Units(1)	Cost(3)	Fair Value	% of Net Assets
Cash and Cash Equivalents
State Street Institutional U.S. Government Money Market Fund – Investor Class				4.21%					$330,674	$330,674	5.30%
BlackRock ICS US Treasury Fund				4.18%					283	283	0.00%
Other Cash and Cash Equivalents									634,048	634,048	10.16%
Total Portfolio Investments, Cash and Cash Equivalents									$13,917,040	$13,799,211	221.07%

__________________________________

(1)      Unless otherwise indicated, all debt and equity investments held by the Company (which such term “Company” shall include the Company’s consolidated subsidiaries for purposes of this Condensed Consolidated Schedule of Investments) are denominated in U.S. dollars. As of March 31, 2025, the Company had investments denominated in Canadian Dollars (CAD), Euros (EUR), British Pounds (GBP), Danish Krone (DKK), Swedish Krona (SEK), Norwegian Krone (NOK), and Australian Dollars (AUD). All debt investments are income producing unless otherwise indicated. All equity investments are non-income producing unless otherwise noted. Certain portfolio company investments are subject to contractual restrictions on sales. The total par amount (in thousands) is presented for debt investments, while the number of shares or units (in whole amounts) owned is presented for equity investments. Each of the Company’s investments is pledged as collateral, under one or more of its credit facilities unless otherwise indicated.

(2)      Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Sterling Overnight Interbank Average Rate (“SONIA” or “S”), Euro Interbank Offer Rate (“Euribor” or “E”), Secured Overnight Financing Rate (“SOFR”), Stockholm Interbank Offered Rate (“STIBOR” or “ST”), Copenhagen Interbank Offered Rate (“CIBOR” or “CI”), Norwegian Interbank Offered Rate (“NIBOR” or “N”), Australian Bank Bill Swap Bid Rate (“BBSY” or “BB”), Canadian Overnight Repo Rate Average (“CORRA” or “CA”) or an alternate base rate (commonly based on the Federal Funds Rate (“F”) or the U.S. Prime Rate (“P”)), which generally resets periodically. For each loan, the Company has indicated the reference rate used and provided the spread and the interest rate in effect as of March 31, 2025. Variable rate loans typically include an interest reference rate floor feature. As of March 31, 2025, 89.5% of the debt portfolio at fair value had an interest rate floor above zero. Rates on equity instruments represents contractual dividend rates on certain preferred equity positions.

(3)      The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(4)      These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Board of Trustees (see Note 2), pursuant to the Company’s valuation policy.

(5)      These investments are not pledged as collateral under any of the Company’s credit facilities. For other debt investments that are pledged to the Company’s credit facilities, a single investment may be divided into parts that are individually pledged as collateral to separate credit facilities. Any other debt investments listed above are pledged to financing facilities and are not available to satisfy the creditors of the Company.

(6)      The investment is not a Qualifying Asset under Section 55(a) of the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “1940 Act”). The Company may not acquire any non-qualifying asset unless, at the time of acquisition, Qualifying Assets represent at least 70% of the Company’s total assets. As of March 31, 2025, non-qualifying assets represented 13.9% of total assets as calculated in accordance with regulatory requirements.

(7)      Position or portion thereof is an unfunded commitment, and no interest is being earned on the unfunded portion, although the investment may be subject to unused commitment fees. Negative cost and fair value results from unamortized fees, which are capitalized to the investment cost. The unfunded commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Company’s unfunded commitments:

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
123Dentist, Inc.	Delayed Draw Term Loan	8/10/2026	$154	$—
Abacus Holdco 2 Oy	Delayed Draw Term Loan	5/7/2026	177	—
ACI Group Holdings, Inc.	Revolver	8/2/2027	10,179	—
ADCS Clinics Intermediate Holdings, LLC	Revolver	5/7/2026	1,003	—
AI Altius US Bidco, Inc.	Delayed Draw Term Loan	12/21/2028	500	—
AI Titan Parent Inc	Delayed Draw Term Loan	9/30/2026	870	(4)
AI Titan Parent Inc	Revolver	8/29/2031	544	(5)
Allium Buyer, LLC	Revolver	5/2/2029	249	(7)
American Restoration Holdings, LLC	Revolver	7/19/2030	785	—
American Restoration Holdings, LLC	Delayed Draw Term Loan	2/19/2027	8,088	—
Amerilife Holdings, LLC	Revolver	8/31/2028	16,020	—
Amerilife Holdings, LLC	Delayed Draw Term Loan	6/17/2026	340	—
Amerilife Holdings, LLC	Delayed Draw Term Loan	2/28/2027	31,555	(79)
Amerivet Partners Management, Inc.	Revolver	2/25/2028	589	—
Anaplan, Inc.	Revolver	6/21/2028	161	—
Apex Companies, LLC	Delayed Draw Term Loan	8/28/2026	5,507	—
Armada Parent, Inc.	Revolver	10/29/2027	2,750	—
Arnhem BidCo GmbH	Delayed Draw Term Loan	10/1/2027	12,332	(60)
Artisan Acquisitionco, Ltd.	Delayed Draw Term Loan	9/30/2027	7,938	(79)
Ascend Buyer, LLC	Revolver	9/30/2028	2,991	—
AuditBoard Inc	Delayed Draw Term Loan	7/12/2026	4,414	(22)
AuditBoard Inc	Revolver	7/12/2031	1,766	(4)
Azurite Intermediate Holdings, Inc.	Revolver	3/19/2031	4,104	—
Baker Tilly Advisory Group LP	Revolver	6/3/2030	9,856	—
Baker Tilly Advisory Group LP	Delayed Draw Term Loan	6/3/2026	7,034	(53)
Bamboo US BidCo, LLC	Revolver	9/29/2029	142	—
Bamboo US BidCo, LLC	Delayed Draw Term Loan	11/20/2026	146	—
Bamboo US BidCo, LLC	Delayed Draw Term Loan	11/20/2026	146	(1)
Banyan Software Holdings, LLC	Revolver	1/2/2031	1,006	(10)
Banyan Software Holdings, LLC	Delayed Draw Term Loan	12/20/2026	3,076	—
Bayshore Intermediate #2 LP	Revolver	10/1/2027	4,217	(42)
Bayshore Intermediate #2 LP	Revolver	10/1/2027	5,006	—
Bazaarvoice, Inc.	Revolver	5/7/2028	37,992	—
Bidco 76 S.p.A.	Delayed Draw Term Loan	12/10/2027	3,849	—
Bimini Group Purchaser Inc	Delayed Draw Term Loan	4/26/2026	18,925	(95)
Bimini Group Purchaser Inc	Revolver	4/26/2031	2,804	—
Bluefin Holding, LLC	Revolver	9/12/2029	2,244	(6)
Bradyplus Holdings LLC	Delayed Draw Term Loan	10/31/2025	2,260	—
Brave Parent Holdings, Inc.	Delayed Draw Term Loan	5/28/2025	3,058	—
Brave Parent Holdings, Inc.	Revolver	11/28/2030	3,641	—
Brilliance Technologies, Inc.	Delayed Draw Term Loan	9/11/2027	2,400	(6)
Brilliance Technologies, Inc.	Revolver	3/11/2032	900	(5)
Caerus US 1, Inc.	Revolver	5/25/2029	1,255	—
Cambium Learning Group, Inc.	Revolver	7/20/2027	43,592	—
Cambrex Corp.	Revolver	3/5/2032	2,907	(29)
Cambrex Corp.	Delayed Draw Term Loan	3/5/2027	3,323	—
Canadian Hospital Specialties Ltd.	Revolver	4/15/2027	1,198	—
Carr Riggs & Ingram Capital LLC	Revolver	11/18/2031	1,295	—
Carr Riggs & Ingram Capital LLC	Delayed Draw Term Loan	11/18/2026	3,161	—
Castle Management Borrower, LLC	Revolver	11/3/2029	1,808	—
CFGI Holdings, LLC	Revolver	11/2/2027	1,050	(21)
CFS Brands, LLC	Revolver	10/2/2029	18,177	—
Channelside AcquisitionCo, Inc.	Delayed Draw Term Loan	4/28/2025	1,980	(10)

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Channelside AcquisitionCo, Inc.	Delayed Draw Term Loan	11/15/2025	19	—
Channelside AcquisitionCo, Inc.	Revolver	5/15/2029	3,178	—
Charger Debt Merger Sub, LLC	Revolver	5/31/2030	1,522	(15)
Charger Debt Merger Sub, LLC	Delayed Draw Term Loan	5/31/2026	3,107	—
Chartwell Cumming Holding, Corp.	Delayed Draw Term Loan	2/14/2027	16,136	(81)
Chartwell Cumming Holding, Corp.	Revolver	11/16/2027	18,271	—
Chartwell Cumming Holding, Corp.	Delayed Draw Term Loan	5/21/2025	1,629	—
Cisive Holdings Corp	Revolver	12/8/2027	1,111	(22)
Clearview Buyer, Inc.	Revolver	2/26/2027	898	—
Community Management Holdings Midco 2 LLC	Revolver	11/1/2031	1,229	—
Community Management Holdings Midco 2 LLC	Delayed Draw Term Loan	11/1/2026	4,096	(31)
Compsych Investments Corp	Delayed Draw Term Loan	7/22/2027	3,471	(9)
Connatix Buyer, Inc.	Revolver	7/14/2027	4,345	—
Connatix Buyer, Inc.	Delayed Draw Term Loan	4/9/2026	848	—
Consor Intermediate II, LLC	Delayed Draw Term Loan	5/10/2026	3,218	(16)
Consor Intermediate II, LLC	Revolver	5/10/2031	1,067	—
Continental Buyer, Inc.	Revolver	4/2/2031	2,715	—
Continental Buyer, Inc.	Delayed Draw Term Loan	8/14/2027	11,599	(29)
Continental Buyer, Inc.	Revolver	4/2/2031	4,350	(22)
Coupa Software Inc.	Delayed Draw Term Loan	8/27/2025	164	(2)
Coupa Software Inc.	Revolver	2/27/2029	126	—
CPI Buyer, LLC	Delayed Draw Term Loan	11/23/2025	311	—
CPI Buyer, LLC	Revolver	11/1/2026	3,214	(64)
CRCI Longhorn Holdings Inc	Revolver	8/27/2031	918	—
CRCI Longhorn Holdings Inc	Delayed Draw Term Loan	8/27/2026	2,867	(14)
Creek Parent Inc.	Revolver	12/18/2031	9,893	(173)
Crewline Buyer, Inc.	Revolver	11/8/2030	6,438	(31)
CT Technologies Intermediate Holdings, Inc.	Delayed Draw Term Loan	8/30/2026	973	—
CT Technologies Intermediate Holdings, Inc.	Revolver	8/30/2031	2,433	(24)
DCG Acquisition Corp.	Revolver	6/13/2031	5,937	(59)
DCG Acquisition Corp.	Delayed Draw Term Loan	6/13/2026	5,937	(30)
Denali Bidco Ltd	Delayed Draw Term Loan	4/17/2026	300	(3)
DM Intermediate Parent LLC	Revolver	9/30/2030	5,206	(78)
DM Intermediate Parent LLC	Delayed Draw Term Loan	9/30/2026	7,809	(59)
Doit International Ltd	Delayed Draw Term Loan	11/25/2027	11,606	(87)
Dropbox, Inc.	Delayed Draw Term Loan	12/10/2026	88,235	(441)
DTA Intermediate II Ltd.	Delayed Draw Term Loan	3/27/2026	14,000	—
DTA Intermediate II Ltd.	Revolver	3/27/2030	10,769	(162)
Duro Dyne National Corp	Delayed Draw Term Loan	11/15/2026	6,002	(30)
Duro Dyne National Corp	Revolver	11/15/2031	6,002	(60)
Dwyer Instruments LLC	Revolver	7/20/2029	1,209	—
Dwyer Instruments LLC	Delayed Draw Term Loan	11/20/2026	1,069	(5)
East River Bidco Gmbh	Delayed Draw Term Loan	3/26/2028	39	—
Eden Acquisitionco Ltd	Delayed Draw Term Loan	11/17/2025	29,680	(444)
Edison Bidco AS	Delayed Draw Term Loan	12/18/2026	687	—
Edison Bidco AS	Delayed Draw Term Loan	12/18/2026	3,161	—
EMB Purchaser, Inc.	Delayed Draw Term Loan	3/13/2028	16,111	—
EMB Purchaser, Inc.	Revolver	3/13/2032	3,294	(33)
Emergency Power Holdings, LLC	Delayed Draw Term Loan	8/17/2025	14,586	(146)
ENV Bidco AB	Delayed Draw Term Loan	12/13/2027	302	(4)
eResearchTechnology, Inc.	Delayed Draw Term Loan	1/17/2027	27,750	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
eResearchTechnology, Inc.	Revolver	10/17/2031	14,605	(146)
eResearchTechnology, Inc.	Delayed Draw Term Loan	3/31/2026	25,705	—
Essential Services Holding Corp	Delayed Draw Term Loan	6/17/2026	2,297	(11)
Essential Services Holding Corp	Revolver	6/17/2030	1,206	—
Everbridge Holdings, LLC	Delayed Draw Term Loan	7/2/2026	3,378	—
Everbridge Holdings, LLC	Revolver	7/2/2031	2,222	(6)
Experity, Inc.	Revolver	2/24/2028	1,495	—
Experity, Inc.	Delayed Draw Term Loan	9/13/2026	4,457	(22)
Falcon Parent Holdings, Inc.	Delayed Draw Term Loan	11/6/2026	2,239	—
Falcon Parent Holdings, Inc.	Revolver	11/6/2031	2,669	(40)
Fastener Distribution Holdings LLC	Delayed Draw Term Loan	10/31/2026	11,594	(58)
Fern Bidco Ltd	Delayed Draw Term Loan	7/3/2027	10,035	—
Formulations Parent Corp.	Revolver	11/15/2029	1,429	(14)
Foundation Risk Partners Corp.	Revolver	10/29/2029	4,101	(62)
Foundation Risk Partners Corp.	Delayed Draw Term Loan	5/21/2026	985	—
Foundation Risk Partners Corp.	Delayed Draw Term Loan	2/26/2027	7,140	—
Frontgrade Technologies Holdings, Inc.	Revolver	1/9/2028	516	—
Frontline Road Safety, LLC	Delayed Draw Term Loan	3/4/2028	4,329	—
Frontline Road Safety, LLC	Revolver	3/4/2032	2,565	(26)
FusionSite Midco, LLC	Revolver	11/17/2029	4,209	(95)
G&A Partners Holding Company II, LLC	Delayed Draw Term Loan	3/1/2026	9,468	—
G&A Partners Holding Company II, LLC	Revolver	3/1/2030	3,288	—
Galway Borrower, LLC	Revolver	9/29/2028	6,126	—
Galway Borrower, LLC	Delayed Draw Term Loan	2/7/2026	50,131	—
Gannett Fleming Inc	Revolver	8/5/2030	6,237	(94)
Gatekeeper Systems, Inc.	Delayed Draw Term Loan	8/27/2026	7,218	—
Gatekeeper Systems, Inc.	Revolver	8/28/2030	1,588	—
GI Ranger Intermediate, LLC	Revolver	10/29/2027	1,200	—
Gigamon Inc.	Revolver	3/10/2028	306	—
Gimlet Bidco GmbH	Delayed Draw Term Loan	4/23/2027	7,299	—
GovernmentJobs.com, Inc.	Delayed Draw Term Loan	12/2/2025	2,086	—
GovernmentJobs.com, Inc.	Revolver	12/2/2027	1,153	(18)
Granicus Inc.	Revolver	1/17/2031	2,448	—
Granicus Inc.	Delayed Draw Term Loan	8/2/2026	817	(4)
Graphpad Software, LLC	Revolver	6/28/2031	2,264	(11)
Graphpad Software, LLC	Delayed Draw Term Loan	6/28/2026	5,433	—
Ground Penetrating Radar Systems, LLC	Delayed Draw Term Loan	7/2/2027	569	(3)
Ground Penetrating Radar Systems, LLC	Revolver	1/2/2032	265	—
GS Acquisitionco Inc	Delayed Draw Term Loan	3/26/2026	2,053	—
GS Acquisitionco Inc	Revolver	5/25/2028	2,000	(10)
Gusto Sing Bidco Pte Ltd	Delayed Draw Term Loan	11/15/2027	101	—
Helix TS, LLC	Delayed Draw Term Loan	12/20/2026	13,623	—
High Street Buyer, Inc.	Revolver	4/16/2027	2,254	(45)
High Street Buyer, Inc.	Delayed Draw Term Loan	3/1/2026	17,181	—
Home Service TopCo IV Inc	Delayed Draw Term Loan	2/28/2027	2,910	—
Home Service TopCo IV Inc	Revolver	12/30/2027	3,509	(38)
Horizon CTS Buyer, LLC	Delayed Draw Term Loan	3/28/2027	200	—
Horizon CTS Buyer, LLC	Revolver	3/28/2032	230	—
Icefall Parent, Inc.	Revolver	1/17/2030	3,104	—
IEM New Sub 2, LLC	Delayed Draw Term Loan	8/8/2026	13,164	(99)
IG Investments Holdings, LLC	Revolver	9/22/2028	4,416	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Imagine 360 LLC	Delayed Draw Term Loan	9/18/2026	2,413	(12)
Imagine 360 LLC	Revolver	9/30/2028	1,514	(15)
Inception Fertility Ventures, LLC	Revolver	4/29/2030	273	—
Inception Fertility Ventures, LLC	Delayed Draw Term Loan	4/29/2026	10,488	—
Integrity Marketing Acquisition LLC	Delayed Draw Term Loan	8/23/2026	20,378	(43)
Integrity Marketing Acquisition LLC	Revolver	8/25/2028	2,767	—
IQN Holding Corp	Revolver	5/2/2028	256	—
IRI Group Holdings Inc	Revolver	12/1/2027	12,255	—
Iris Buyer, LLC	Revolver	10/2/2029	2,748	—
Iris Buyer, LLC	Delayed Draw Term Loan	8/4/2026	5,055	—
ISQ Hawkeye Holdco, Inc.	Revolver	8/20/2030	54	—
ISQ Hawkeye Holdco, Inc.	Delayed Draw Term Loan	8/20/2026	151	—
Java Buyer, Inc.	Delayed Draw Term Loan	6/28/2026	465	—
Java Buyer, Inc.	Revolver	12/15/2027	367	—
Java Buyer, Inc.	Revolver	12/15/2027	735	—
JS Parent Inc	Revolver	4/24/2031	3,452	(17)
JSS Holdings, Inc.	Delayed Draw Term Loan	11/8/2026	7,492	(37)
Kattegat Project Bidco AB	Delayed Draw Term Loan	10/5/2026	7,030	(88)
Knowledge Pro Buyer, Inc.	Revolver	12/10/2027	454	—
Knowledge Pro Buyer, Inc.	Delayed Draw Term Loan	12/8/2025	906	—
Kona Buyer, LLC	Delayed Draw Term Loan	7/23/2025	246	—
Kona Buyer, LLC	Delayed Draw Term Loan	7/23/2026	307	(2)
Kona Buyer, LLC	Revolver	7/23/2031	123	(1)
Kwol Acquisition, Inc.	Revolver	12/6/2029	897	—
LogicMonitor Inc	Revolver	11/15/2031	1,992	(25)
LPW Group Holdings, Inc.	Revolver	3/15/2030	5,373	—
Lsf12 Crown US Commercial Bidco LLC	Revolver	12/2/2029	4,345	(205)
Magic Bidco Inc	Delayed Draw Term Loan	7/1/2026	7,098	—
Magic Bidco Inc	Revolver	7/1/2030	902	—
Magneto Components BuyCo, LLC	Revolver	12/5/2029	5,508	(110)
Magneto Components BuyCo, LLC	Delayed Draw Term Loan	6/5/2025	6,610	(83)
Mandolin Technology Intermediate Holdings, Inc.	Revolver	7/30/2026	1,200	(48)
Material Holdings, LLC	Revolver	8/19/2027	353	—
Maverick Acquisition, Inc.	Delayed Draw Term Loan	4/15/2025	96	—
MB2 Dental Solutions, LLC	Delayed Draw Term Loan	2/13/2026	5,579	—
MB2 Dental Solutions, LLC	Revolver	2/13/2031	1,382	—
Mercury Bidco Globe Limited	Delayed Draw Term Loan	1/31/2026	14,933	(173)
MHE Intermediate Holdings, LLC	Revolver	7/21/2027	161	—
Monk Holding Co.	Delayed Draw Term Loan	6/1/2025	917	—
More Cowbell II, LLC	Delayed Draw Term Loan	9/1/2025	871	(11)
More Cowbell II, LLC	Revolver	9/1/2029	968	—
MPG Parent Holdings, LLC	Revolver	1/8/2030	1,339	—
MPG Parent Holdings, LLC	Delayed Draw Term Loan	1/8/2027	3,087	(23)
MRI Software, LLC	Revolver	2/10/2027	6,953	—
NAVEX TopCo, Inc.	Revolver	11/9/2028	5,394	—
Navigator Acquiror, Inc.	Delayed Draw Term Loan	7/15/2030	7,762	—
Navigator Acquiror, Inc.	Delayed Draw Term Loan	7/15/2030	7,762	—
NDC Acquisition Corp.	Revolver	3/9/2027	3,425	—
Nephele III BV	Delayed Draw Term Loan	3/31/2028	28	—
Neptune BidCo SAS	Delayed Draw Term Loan	4/1/2031	2,051	—
Neptune Holdings, Inc.	Revolver	8/31/2029	933	(23)

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Netsmart Technologies Inc	Delayed Draw Term Loan	8/23/2026	4,345	(22)
Netsmart Technologies Inc	Revolver	8/23/2031	4,432	—
Noble Midco 3 Ltd	Delayed Draw Term Loan	6/10/2027	3,875	(19)
Noble Midco 3 Ltd	Revolver	6/10/2030	2,390	—
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan	10/1/2026	511	(1)
North Haven Stallone Buyer, LLC	Revolver	5/24/2027	913	(2)
North Haven Ushc Acquisition Inc	Revolver	10/30/2027	1,161	—
North Haven Ushc Acquisition Inc	Delayed Draw Term Loan	8/28/2026	4,544	—
Odevo AB	Delayed Draw Term Loan	12/12/2027	32,980	(83)
Onex Baltimore Buyer, Inc.	Delayed Draw Term Loan	3/19/2026	4,472	—
Optimizely North America Inc	Revolver	10/30/2031	1,218	(12)
Oranje Holdco, Inc.	Revolver	2/1/2029	250	—
Oxford Global Resources Inc	Revolver	8/17/2027	3,085	—
Park Place Technologies, LLC	Delayed Draw Term Loan	9/1/2025	8,617	—
Park Place Technologies, LLC	Revolver	3/25/2030	10,216	—
Patriot Growth Insurance Services, LLC.	Delayed Draw Term Loan	11/17/2025	1,275	—
Patriot Growth Insurance Services, LLC.	Revolver	10/16/2028	235	—
Pavion Corp.	Delayed Draw Term Loan	10/30/2025	2,559	—
PDI TA Holdings, Inc.	Revolver	2/3/2031	3,293	—
Petrus Buyer, Inc.	Delayed Draw Term Loan	10/17/2025	260	—
Petrus Buyer, Inc.	Revolver	10/17/2029	272	—
Phoenix 1 Buyer Corp.	Revolver	11/20/2029	5,009	—
Ping Identity Holding Corp	Revolver	10/17/2028	671	—
PKF O’Connor Davies Advisory, LLC	Delayed Draw Term Loan	11/15/2026	504	(3)
PKF O’Connor Davies Advisory, LLC	Revolver	11/15/2031	141	(1)
Point Broadband Acquisition, LLC	Delayed Draw Term Loan	5/29/2026	36,397	—
PPV Intermediate Holdings, LLC	Revolver	8/31/2029	159	—
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	8/7/2026	187	—
Profile Products, LLC	Revolver	11/12/2027	324	—
Profile Products, LLC	Revolver	11/12/2027	87	—
Progress Residential PM Holdings, LLC	Delayed Draw Term Loan	5/8/2025	16,623	—
Progress Residential PM Holdings, LLC	Delayed Draw Term Loan	5/8/2025	333	—
PT Intermediate Holdings III, LLC	Delayed Draw Term Loan	4/9/2026	4,338	(5)
QBS Parent, Inc.	Revolver	11/7/2031	984	(5)
Qualus Power Services Corp.	Delayed Draw Term Loan	5/9/2026	12,093	—
Qualus Power Services Corp.	Delayed Draw Term Loan	10/25/2026	33,748	(169)
Rally Buyer, Inc.	Revolver	7/19/2028	38	—
Redwood Services Group, LLC	Delayed Draw Term Loan	8/15/2025	3,929	—
Redwood Services Group, LLC	Delayed Draw Term Loan	1/3/2027	25,154	(126)
Relativity ODA, LLC	Revolver	5/12/2029	2,966	(74)
RFS Opco, LLC	Delayed Draw Term Loan	12/3/2025	1,984	—
R1 Holdings LLC	Revolver	12/29/2028	177	—
Safety Borrower Holdings LP	Revolver	9/1/2027	280	—
Sam Holding Co, Inc.	Revolver	3/24/2027	4,400	—
Sam Holding Co, Inc.	Delayed Draw Term Loan	9/5/2025	3,800	—
Scorpio BidCo SAS	Delayed Draw Term Loan	3/10/2026	4,386	(48)
Seahawk Bidco, LLC	Delayed Draw Term Loan	12/19/2026	10,322	—
Seahawk Bidco, LLC	Revolver	12/19/2030	3,753	(34)
SG Acquisition, Inc.	Revolver	4/3/2030	8,301	—
Simplicity Financial Marketing Group Holdings Inc	Delayed Draw Term Loan	12/31/2026	1,807	—
Simplicity Financial Marketing Group Holdings Inc	Revolver	12/31/2031	1,076	(11)

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Skopima Consilio Parent LLC	Revolver	5/12/2028	4,200	(59)
Smile Doctors, LLC	Delayed Draw Term Loan	6/9/2025	738	—
Smile Doctors, LLC	Revolver	12/23/2027	1,233	(37)
Spaceship Purchaser Inc	Revolver	10/17/2031	10,894	(109)
Spaceship Purchaser Inc	Delayed Draw Term Loan	10/17/2026	5,447	—
Spaceship Purchaser Inc	Delayed Draw Term Loan	10/17/2027	13,072	(65)
Sparta UK Bidco Ltd	Delayed Draw Term Loan	9/25/2028	1,237	—
SpecialtyCare, Inc.	Revolver	6/18/2026	607	—
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw Term Loan	7/1/2026	16,126	(121)
Spectrum Safety Solutions Purchaser, LLC	Revolver	7/1/2030	13,310	—
Speedster Bidco GmbH	Revolver	5/13/2031	1,801	(10)
Stepping Stones Healthcare Services, LLC	Revolver	12/30/2026	371	—
Stepping Stones Healthcare Services, LLC	Delayed Draw Term Loan	4/24/2026	540	—
STV Group, Inc.	Delayed Draw Term Loan	3/20/2026	6,976	(70)
STV Group, Inc.	Revolver	3/20/2030	3,837	—
Tango Bidco SAS	Delayed Draw Term Loan	10/17/2027	962	(6)
Tango Bidco SAS	Delayed Draw Term Loan	10/17/2027	1,580	—
TEI Intermediate LLC	Revolver	12/13/2031	3,013	—
TEI Intermediate LLC	Delayed Draw Term Loan	12/13/2026	8,256	(41)
Tennessee Bidco Limited	Delayed Draw Term Loan	7/1/2026	22,998	—
The Fertility Partners, Inc.	Revolver	9/16/2027	211	—
The Hiller Companies, LLC	Delayed Draw Term Loan	6/20/2026	1,696	—
The Hiller Companies, LLC	Revolver	6/20/2030	1,432	(11)
The North Highland Co LLC	Revolver	12/20/2030	2,193	—
The North Highland Co LLC	Delayed Draw Term Loan	12/20/2026	5,903	(30)
THG Acquisition LLC	Revolver	10/31/2031	1,239	—
THG Acquisition LLC	Delayed Draw Term Loan	10/31/2026	2,552	—
Tricentis Operations Holdings, Inc.	Revolver	12/31/2031	2,872	(29)
Tricentis Operations Holdings, Inc.	Delayed Draw Term Loan	2/11/2027	4,595	(23)
Trinity Air Consultants Holdings Corp.	Delayed Draw Term Loan	4/24/2025	956	—
Trinity Air Consultants Holdings Corp.	Revolver	6/29/2028	7,269	—
Trinity Partners Holdings, LLC	Delayed Draw Term Loan	6/20/2025	1,433	(14)
Triple Lift, Inc.	Revolver	5/5/2028	7,697	(308)
TRP Infrastructure Services, LLC	Delayed Draw Term Loan	12/2/2026	10,766	(54)
Turing Holdco, Inc.	Delayed Draw Term Loan	8/3/2028	28,117	—
Turing Holdco, Inc.	Delayed Draw Term Loan	8/3/2028	20,901	—
Unified Women’s Healthcare LP	Revolver	6/18/2029	241	—
Unified Women’s Healthcare LP	Delayed Draw Term Loan	10/25/2026	27,807	—
US Oral Surgery Management Holdco, LLC	Delayed Draw Term Loan	12/13/2026	38,655	—
US Oral Surgery Management Holdco, LLC	Revolver	11/20/2028	3,735	—
Varicent Parent Holdings Corp	Delayed Draw Term Loan	8/23/2026	2,576	(19)
Varicent Parent Holdings Corp	Revolver	8/23/2031	1,557	(23)
Water Holdings Acquisition LLC	Delayed Draw Term Loan	7/31/2026	5,554	—
West Monroe Partners, LLC	Revolver	11/9/2027	1,443	—
West Monroe Partners, LLC	Delayed Draw Term Loan	12/18/2026	2,500	—
WHCG Purchaser III Inc	Delayed Draw Term Loan	8/2/2027	7,044	—
World Insurance Associates, LLC	Delayed Draw Term Loan	8/14/2026	40,362	(199)
World Insurance Associates, LLC	Revolver	4/3/2030	4,473	(66)
WPEngine, Inc.	Revolver	8/14/2029	6,667	(200)
YA Intermediate Holdings II, LLC	Delayed Draw Term Loan	10/1/2026	2,937	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
YA Intermediate Holdings II, LLC	Revolver	10/1/2031	1,499	—
Zendesk Inc	Delayed Draw Term Loan	11/22/2025	361	(5)
Zendesk Inc	Revolver	11/22/2028	169	—
Zeus, LLC	Revolver	2/8/2030	3,426	(17)
Zeus, LLC	Delayed Draw Term Loan	2/27/2026	2,969	—
Zorro Bidco Ltd	Delayed Draw Term Loan	8/13/2027	4,772	—
Total Investments			$1,779,617	$(6,561)

__________________________________

(8)      There are no interest rate floors on these investments.

(9)      The interest rate floor on these investments as of March 31, 2025 was 0.50%.

(10)    The interest rate floor on these investments as of March 31, 2025 was 0.75%.

(11)    The interest rate floor on these investments as of March 31, 2025 was 1.00%.

(12)    The interest rate floor on these investments as of March 31, 2025 was 1.25%.

(13)    The interest rate floor on these investments as of March 31, 2025 was 1.50%.

(14)    The interest rate floor on these investments as of March 31, 2025 was 2.00%.

(15)    For unsettled positions the interest rate does not include the base rate.

(16)    Under the 1940 Act, the Company would be deemed to “control” a portfolio company if the Company owned more than 25% of its outstanding voting securities and/or held the power to exercise control over the management or policies of the portfolio company. Under the 1940 Act, the Company would be deemed an “affiliated person” of a portfolio company if the Company owns 5% or more of the portfolio company’s outstanding voting securities. As of March 31, 2025, the Company’s non-controlled/affiliated investments were as follows:

	Fair Value as of December 31, 2024	Gross Additions	Gross Reductions	Change in Unrealized Gains (Losses)	Net Realized Gain (Loss)	Fair Value as of March 31, 2025	Dividend and Interest Income
Non-controlled/Affiliated Investments
Blackstone Donegal Holdings LP	$6,403	$—	$—	$(7)	$—	$6,396	$—
Material Holdings, LLC	21,547	551	—	(16)	—	22,082	574
Material Holdings, LLC	1,397	172	—	(626)	—	943	—
Material+ Holding Company, LLC	—	—	—	—	—	—	—
Total	$29,347	$723	$—	$(649)	$—	$29,421	$574

(17)    Loan was on non-accrual status as of March 31, 2025.

(18)    These loans are “last-out” portions of loans. The “last-out” portion of the Company’s loan investment generally earns a higher interest rate than the “first-out” portion, and in exchange the “first-out” portion would generally receive priority with respect to payment principal, interest and any other amounts due thereunder over the “last-out” portion.

(19)    All securities are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), and may be deemed to be “restricted securities.” As of March 31, 2025, the aggregate fair value of these securities is $12,834.2 million or 205.61% of the Company’s net assets. The initial acquisition dates have been included for such securities.

(20)    The interest rate floor on these investments as of March 31, 2025 was 3.00%.

ADDITIONAL INFORMATION

Foreign Currency Forward Contracts
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
Wells Fargo Bank, N.A.	USD	55,804	CAD	80,000	6/18/2025	$(47)
Wells Fargo Bank, N.A.	USD	71,312	EUR	65,250	6/18/2025	571
Wells Fargo Bank, N.A.	USD	38,090	GBP	29,500	6/18/2025	63
Wells Fargo Bank, N.A.	USD	13,277	SEK	133,956	6/18/2025	(106)
Total Foreign Currency Forward Contracts						$481
Interest Rate Swaps
Counterparty	Hedged Instrument	Company Receives	Company Pays	Maturity Date	Notional Amount	Fair Market Value	Upfront Payments/ Receipts	Change in Unrealized Appreciation (Depreciation)(1)
SMBC Capital Markets, Inc.	November 2027 Notes	5.88%	SOFR + 1.38%	11/15/2027	$400,000	$13,832	$—	$9,838
Wells Fargo Bank, N.A.	April 2028 Notes	5.35%	SOFR + 1.65%	4/13/2028	$400,000	4,395	—	10,251
Wells Fargo Bank, N.A.	April 2028 Notes	5.35%	SOFR + 1.39%	4/13/2028	$300,000	1,895	—	3,204
Wells Fargo Bank, N.A.	June 2030 Notes	5.30%	SOFR + 1.46%	6/30/2030	$500,000	3,224	—	3,224
Total Interest Rate Swaps						$23,346	$—	$26,517

__________________________________

(1)      For interest rate swaps designated in qualifying hedge relationships, the change in fair value is recorded in Interest expense in the Condensed Consolidated Statements of Operations.

MANAGEMENT

The information included under the captions “Directors, Executive Officers and Corporate Governance”, “Executive Compensation”, and “Certain Relationships and Related Transactions, and Director Independence” Part III, Item 10, Item 11 and Item 13, respectively, of our most recent Annual Report on Form 10-K is incorporated herein by reference.

Board of Trustees

The Board met eight times during the fiscal year ended December 31, 2024. Each Trustee then serving in such capacity attended at least 75% of the meetings of Trustees and of any committee of which he or she is a member.

Audit Committee

The Audit Committee is responsible for (a) assisting the Board’s oversight of the integrity of the Company’s financial statements, the independent registered public accounting firm’s qualifications and independence, the Company’s compliance with legal and regulatory requirements and the performance of the Company’s independent registered public accounting firm; (b) preparing an Audit Committee report, if required by the SEC, which is included in this proxy statement; (c) overseeing the scope of the annual audit of the Company’s financial statements, the quality and objectivity of the Company’s financial statements, accounting and financial reporting policies and internal controls; (d) determining the selection, appointment, retention and termination of the Company’s independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approving all audit and non-audit services provided to us and certain other persons by such independent registered public accounting firm; and (f) acting as a liaison between the Company’s independent registered public accounting firm and the Board. The members of the Audit Committee are Robert Bass, James F. Clark, Tracy Collins, Vicki L. Fuller and Michelle Greene, all of whom have been determined not to be “interested persons” of the Company under the 1940 Act and who are “independent” as defined in the NYSE Listing Standards. Robert Bass serves as the Chairperson of the Audit Committee. The Company’s Audit Committee met eight times during the fiscal year ended December 31, 2024.

Nominating and Governance Committee

The Board has a nominating and governance committee (the “Nominating and Governance Committee”) that is responsible for selecting and nominating the Independent Trustees for election as Trustees. The members of the Nominating and Governance Committee are Robert Bass, James F. Clark, Tracy Collins, Vicki L. Fuller and Michelle Greene, all of whom have been determined not to be “interested persons” of the Company under the 1940 Act and who are “independent” as defined in the NYSE Listing Standards. Ms. Collins serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee met four times during the fiscal year ended December 31, 2024.

Compensation Committee

The Board has a compensation committee (the “Compensation Committee”) composed of Robert Bass, James F. Clark, Tracy Collins, Vicki L. Fuller and Michelle Greene, all of whom have been determined not to be “interested persons” of the Company under the 1940 Act and who are “independent” as defined in the NYSE Listing Standards. Ms. Fuller serves as the Chairperson of the Compensation Committee.

The Compensation Committee is responsible for reviewing and approving the compensation of the Independent Trustees. In addition, although the Company does not directly compensate the Company’s executive officers currently, to the extent that the Company will do so in the future, the Compensation Committee would also be responsible for reviewing and evaluating their compensation and making recommendations to the Board regarding their compensation. The Compensation Committee has the authority to engage compensation consultants and to delegate their duties and responsibilities to a member or to a subcommittee of the Compensation Committee. The Compensation Committee met three times during the fiscal year ended December 31, 2024.

PORTFOLIO MANAGEMENT

Blackstone Private Credit Strategies LLC serves as our investment adviser and Blackstone Credit BDC Advisors LLC serves as our investment sub-adviser. The Advisers are registered as investment advisers under the Advisers Act. Subject to the overall supervision of our Board and in accordance with the 1940 Act, the Advisers manage the day-to-day operations and provide investment advisory services to us.

Investment Personnel

Our senior staff of investment personnel currently consists of the members of the Advisers’ investment committee (the “Investment Committee”). The Investment Committee is currently comprised of Brad Marshall, Michael Zawadzki, Michael Carruthers, Brad Colman, Justin Hall, Robert Horn, Valerie Kritsberg, Daniel Leiter, Ferdinand Niederhofer, Daniel Oneglia, Robert Petrini, and Louis Salvatore. The portfolio managers primarily responsible for the day-to-day management of the Company are Brad Marshall and Teddy Desloge.

As of March 31, 2025, the Advisers were staffed with 647 employees, including the investment personnel noted above. In addition, the Advisers may retain additional investment personnel in the future based upon their needs.

See “Control Persons and Principal Shareholders” for additional information about equity interests held by Brad Marshall and Teddy Desloge, the portfolio managers of the Company.

Other Accounts Managed by Portfolio Managers

The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of December 31, 2024: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance.

Brad Marshall

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles(1)	5	$82.12 billion	5	$72.13 billion
Other Accounts	13	$12.30 billion	7	$4.38 billion

Teddy Desloge

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles(1)	4	$78.33 billion	4	$70.44 billion
Other Accounts	10	$7.74 billion	7	$5.18 billion

__________________________________

(1)    Includes management investment companies that have elected to be regulated as business development companies under the 1940 Act.

Compensation of the Portfolio Managers

The Advisers’ financial arrangements with their portfolio managers, their competitive compensation and their career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary and a discretionary bonus.

Base Compensation. Generally, portfolio managers receive base compensation and employee benefits based on their individual seniority and/or their position with the Advisers.

Discretionary Compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation is based on individual seniority, contributions to the Advisers and performance of the client assets for which the portfolio manager has primary responsibility. The discretionary compensation is not based on a precise formula, benchmark or other metric. These compensation guidelines are structured to closely align the interests of employees with those of the Advisers and their clients.

Investment Committee

Investment opportunities and follow-on investments in existing portfolio companies will generally require the unanimous approval of the Investment Committee. The Investment Committee will meet regularly to consider our investments, direct our strategic initiatives and supervise the actions taken by the Advisers on our behalf. In addition, the Investment Committee reviews and determines whether to make prospective investments identified by the Advisers and monitors the performance of our investment portfolio. The day-to-day management of investments approved by the Investment Committees will be overseen by investment personnel.

All of the Investment Committee members have ownership and financial interests in, and may receive compensation and/or profit distributions from, the Advisers. None of the Investment Committee members receive any direct compensation from us. See “Control Persons and Principal Shareholders” for additional information about equity interests held by certain of these individuals.

Members of the Investment Committee Who Are Not Our Trustees or Executive Officers

Michael Zawadzki, Senior Managing Director, Global Chief Investment Officer for Blackstone Credit & Insurance. Mr. Zawadzki serves as a Portfolio Manager for the Fund, Blackstone Senior Direct Lending Fund (“BXD”), Blackstone Green Private Credit Fund III (“BGREEN III”) and Blackstone Private Multi-Asset Credit and Income Fund (“BMACX”). Before joining Blackstone in 2006, Mr. Zawadzki was with Citigroup Private Equity. Before that, he worked in the investment banking division of Salomon Smith Barney. Mr. Zawadzki received a B.S. in Economics from the Wharton School of the University of Pennsylvania.

Michael Carruthers, Senior Managing Director, Head of European Private Credit Strategies for Blackstone Credit & Insurance. Mr. Carruthers is involved in the origination, researching, structuring, and managing of investments. Mr. Carruthers re-joined the London team in 2022 after having previously relocated to Toronto, Canada to focus on Blackstone Credit & Insurance origination efforts in Canada and the Midwest. Mr. Carruthers previously worked in the London office of Blackstone Credit & Insurance from 2006-2019. Prior to joining Blackstone Credit & Insurance, Mr. Carruthers worked in the investment banking division of Credit Suisse. Mr. Carruthers graduated with Honors in Business Administration from the Richard Ivey School of Business at the University of Western Ontario.

Brad Colman, Senior Managing Director, Global Head of Healthcare Investing and Global Head of Sponsor Coverage for Private Credit Strategies in Blackstone Credit & Insurance. Mr. Colman has been with Blackstone since 2012, focusing on originating, analyzing, executing and monitoring credit investments. Before joining Blackstone in 2012, Mr. Colman worked as a Director in the Strategic Investments group at PartnerRe, a Senior Associate in the sponsor finance team at American Capital, and an Analyst in Merrill Lynch’s investment banking group. Mr. Colman graduated magna cum laude from New York University’s Leonard N. Stern School of Business with a B.S. in Finance, Accounting, and Operations.

Justin Hall, Senior Managing Director, Global Head of Business Services for Blackstone Credit & Insurance. Mr. Hall has been with Blackstone since 2007, focused on originating, structuring, and managing credit investments. Prior to joining Blackstone, Mr. Hall worked in the Leveraged Finance Group at Merrill Lynch in New York. Mr. Hall graduated from Cornell University with a B.A. in Information Science.

Robert Horn, Senior Managing Director, Global Head of Infrastructure and Asset Based Credit for Blackstone Credit & Insurance. As Global Head of Infrastructure and Asset Based Credit, Mr. Horn oversees the Firm’s activities in infrastructure credit, energy transition, and asset based finance. Mr. Horn joined Blackstone in 2005. Prior to joining Blackstone, Mr. Horn worked in Credit Suisse’s Global Energy Group, where he advised on high yield financings and merger and acquisition assignments for companies in the power and utilities sector. Mr. Horn received a Bachelor of Commerce from McGill University, where he graduated with academic honors. Mr. Horn serves on the board of directors for various companies in the energy transition sector, including Altus Power, ClearGen, and M6 Midstream.

Valerie Kritsberg, Senior Managing Director, Global Head of Capital Markets and Trading for Blackstone Credit & Insurance. Ms. Kritsberg leads BXCI’s capital markets origination and sourcing across both liquid and private strategies. Her team acts as a single point of contact within BXCI for banks, broker dealers and other key market participants. Since joining Blackstone, Ms. Kritsberg has focused on the group’s public and private market investments including distressed and special situation investments across multiple industries. Prior to joining Blackstone in 2005, Ms. Kritsberg worked in Credit Suisse First Boston’s Global Energy Investment Banking Group where she worked on equity, leveraged finance and M&A transactions for a number of corporate and private equity clients. Ms. Kritsberg received a B.S. from New York University, Leonard N. Stern School of Business.

Daniel Leiter, Senior Managing Director, Head of International, Head of Global Liquid Credit Strategies for Blackstone Credit & Insurance. Prior to joining Blackstone in 2024, Mr. Leiter worked at Morgan Stanley where he was most recently a Managing Director in Fixed Income based in London. At Morgan Stanley, Mr. Leiter was globally responsible for the Securitized Products Trading and Alternative Financing businesses. He was also the head of European Securitized Products across all business lines including trading, sales, structuring and lending. Mr. Leiter received a B.A. in Economics from Middlebury College where he graduated Phi-Beta-Kappa.

Ferdinand Niederhofer, Senior Managing Director, Global Head of Technology Investing for Blackstone Credit & Insurance. Mr. Niederhofer has been with Blackstone since 2011 and has worked across the London, New York, and San Francisco offices. Prior to joining Blackstone, Mr. Niederhofer worked in the Investment Banking and Global Capital Markets divisions for Morgan Stanley in London. Mr. Niederhofer received a Business Administration degree from The University of St. Gallen, Switzerland, and an MBA with Distinction from INSEAD, France.

Daniel Oneglia, Senior Managing Director, Global Chief Investment Officer of Liquid Credit Strategies for Blackstone Credit & Insurance. Daniel Oneglia is a Senior Managing Director, the Global CIO of Liquid Credit Strategies, and leads liquid asset allocation for Blackstone Credit & Insurance based in New York. Before joining Blackstone in 2019, he spent 20 years at Goldman Sachs where he was a partner and led the Americas Multi-Strategy Investment (MSI) team within the Special Situations Group (SSG). Mr. Oneglia graduated from Princeton University with a B.A. in History and a Certificate in Latin American Studies. Mr. Oneglia serves as the Chair of the Board of Trustees for The New York Foundling.

Robert Petrini, Senior Managing Director, Global Chief Investment Officer for Private Credit and Joint Portfolio Manager for the Capital Opportunities Strategy. Before joining Blackstone in 2005, Mr. Petrini was a Principal of DLJ Investment Partners (“DLJ”), the $1.6 billion mezzanine fund of CSFB’s Alternative Capital Division. Prior to that, Mr. Petrini was a member of DLJ’s Leveraged Finance Group. Mr. Petrini graduated magna cum laude with a B.S. in Economics from the Wharton School of the University of Pennsylvania, where he was a Joseph Wharton and Benjamin Franklin Scholar.

Louis Salvatore, Senior Managing Director, Head of Opportunistic Private Credit Strategies for Blackstone Credit & Insurance. Mr. Salvatore is responsible for sourcing, diligence, structuring and managing performing credit investments. Before joining Blackstone in 2005, Mr. Salvatore was a Principal of DLJ, the mezzanine fund of CSFB’s Alternative Capital Division. Mr. Salvatore joined CSFB in 2000 when it acquired DLJ, where he was a member of the Merchant Banking Group. He had been a member of DLJ’s Leveraged Finance Group, specializing in corporate restructurings. Prior to that, he worked for Kidder Peabody. Mr. Salvatore received a B.A. in Economics from Cornell University and an MBA from the Wharton School of the University of Pennsylvania.

Other Members of the Portfolio Management Team

Brad Marshall (Portfolio Manager), Trustee and Chairman, Senior Managing Director, Co-Chief Executive Officer. Please see Mr. Marshall’s biography provided in “Management.”

Teddy Desloge (Portfolio Manager), Managing Director, Chief Financial Officer. Please see Mr. Desloge’s biography provided in “Management.”

MANAGEMENT AND OTHER AGREEMENTS

The information included under the captions “Business—Our Company”, “Business—Our Investment Adviser”, “Business—Our Administrator”, “Business—Investment Advisory Agreement”, “Business—Administration Agreement” and “Business—Certain Terms of the Investment Advisory Agreement and Administration Agreement” in Part 1, Item 1 of our most recent Annual Report on Form 10-K and under the caption “Financial Statements—Notes to Condensed Consolidated Financial Statements—Note 3. Agreements and Related Party Transactions” in Part I, Item 1 of our most recent Quarterly Report on Form 10-Q is incorporated by reference herein.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 27, 2025, there were 229,680,609 shares of the Company’s beneficial interest outstanding.

No person is deemed to control the Company, as such term is defined in the 1940 Act.

The following table sets forth, as of June 27, 2025, information with respect to the beneficial ownership of the Company’s common shares by:

•        each person known to the Company to beneficially own more than 5% of the outstanding shares of the Company’s beneficial interest;

•        each of the Company’s trustees and each named executive officer; and

•        all of the Company’s trustees and executive officers as a group.

Beneficial ownership is determined in accordance with the rules of the SEC and includes voting or investment power with respect to the securities. Such shares, however, are not deemed outstanding for the purposes of computing the percentage ownership of any other person. Percentage of beneficial ownership is based on 229,680,609 shares of the Company’s beneficial interest outstanding as of June 27, 2025.

Unless otherwise indicated, to the Company’s knowledge, each shareholder listed below has sole voting and investment power with respect to the shares beneficially owned by the shareholder, except to the extent authority is shared by spouses under applicable law. Unless otherwise indicated, each shareholder maintains an address of c/o Blackstone Secured Lending Fund, 345 Park Avenue, 31st Floor, New York, New York 10154.

Ownership information for those persons, if any, who own, control or hold the power to vote, 5% or more of our shares is based upon Schedule 13D, Schedule 13G, Form 13F or other filings by such persons with the SEC and other information obtained from such persons, if available. Such ownership information is as of the date of the applicable filing and may no longer be accurate.

Name and Address	Total Shares Owned	Percentage of Shares Held
Trustees and Executive Officers:
Independent Trustees
Robert Bass	17,043	*
Tracy Collins	—	—
Vicki L. Fuller	—	—
James F. Clark	—	—
Michelle Greene	—	—
Interested Trustees
Brad Marshall	203,284	*
Vikrant Sawhney	—	—
Executive Officers
Jonathan Bock	—	—
Carlos Whitaker	3,895	*
Teddy Desloge	—	—
Katherine Rubenstein	4,363	*
Matthew Alcide	—	—
Oran Ebel	—	—
William Renahan	—	—
Stacy Wang	9,730	*
Lucie Enns	—	—
All Trustees and Executive Officers as a Group (16 persons)**:	238,315	*
Greenwich Venture Capital LLC(1)	12,595,999	5.5%
QIA FIG Glass Holding Limited(2)	13,723,035	6.0%

__________________________________

*      Less than 1%.

**    The address for each Trustee and each executive officer of the Company is 345 Park Avenue, 31st Floor, New York, New York 10154.

(1)    Beneficial ownership information is based on information contained in the Schedule 13G/A filed on February 14, 2025 jointly by Greenwich Venture Capital LLC (“Greenwich Venture”), Locust Street Associates GP, LLC (“Locust Street”) and Michael Karp. According to the schedule, 12,595,999 of our Common Shares are held directly by Greenwich Venture. Locust Street is the sole member of Greenwich Venture. Mr. Karp is the sole member of Locust Street. Locust Street and Mr. Karp may be deemed to beneficially own the Common Shares held directly by Greenwich Venture. Included in the Number of Shares Owned listed above as beneficially owned by Mr. Karp are 12,595,999 Common Shares over which Mr. Karp has shared voting power, and 12,595,999 Common Shares over which Mr. Karp has shared dispositive power. In addition to the shares of our Common Shares listed above, Mr. Karp directly holds 7,275,976 Common Shares over which Mr. Karp has sole voting and dispositive power. The address of each of the above is 1062 Lancaster Avenue, Suite 30B, Bryn Mawr, PA 19010.

(2)    The address for QIA FIG Glass Holding Limited is Ooredoo Tower (Building 14), Al Dafna Street (Street 801), Al Dafna (Zone 61), Doha, State of Qatar.

Set forth in the table below is the dollar range of equity securities held in the Company by each Trustee as of June 27, 2025.

Name and Address	Dollar Range of Equity Securities in the Company(1)(2)	Aggregate Dollar Range of Equity Securities in the Fund Complex(1)(2)(3)
Interested Trustees
Brad Marshall	Over $100,000	Over $100,000
Vikrant Sawhney	None	Over $100,000
Independent Trustees
Robert Bass	Over $100,000	Over $100,000
Tracy Collins	None	None
Vicki L. Fuller	None	$10,001-$50,000
James F. Clark	None	Over $100,000
Michelle Greene	None	None

__________________________________

(1)    Dollar ranges are as follows: none, $1–$10,000, $10,001–$50,000, $50,001–$100,000, or over $100,000. This information has been furnished by each Trustee as of June 27, 2025. Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

(2)    Dollar ranges were determined using the number of shares that are beneficially owned as of June 27, 2025, multiplied by the Company’s net asset value per share as of March 31, 2025.

(3)    The “Fund Complex” consists of the Company, Blackstone Private Credit Fund, the Blackstone Credit & Insurance Closed-End Funds (Blackstone Senior Floating Rate 2027 Term Fund, Blackstone Long-Short Credit Income Fund and Blackstone Strategic Credit 2027 Term Fund), Blackstone Alternative Multi-Strategy Fund, Blackstone Private Multi-Asset Credit and Income Fund and Blackstone Private Real Estate Credit and Income Fund.

DETERMINATION OF NET ASSET VALUE

The information included under the caption “Business—Investment Process Overview—Valuation Process” in Part 1, Item 1 and “Critical Accounting Estimates” in Part 2, Item 7 of our most recent Annual Report on Form 10-K is incorporated herein by reference.

DIVIDEND REINVESTMENT PLAN

The information included under the captions “Financial Condition, Liquidity and Capital Resources—Distributions” in Part II, Item 7, “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities—Distributions and Dividend Reinvestment” in Part II, Item 5 and “Financial Statements and Supplementary Data—Notes to Consolidated Financial Statements—Note 9. Net Assets” in Part II, Item 8 of our most recent Annual Report on Form 10-K is incorporated herein by reference.

All correspondence concerning the plan should be directed to the plan administrator by mail at SS&C GIDS, Inc., 430 W. 7th Street, Suite 219270, Kansas City, Missouri 64105-1594, or by telephone at (816) 435-3455.

CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is a general summary of certain U.S. federal income tax considerations applicable to us and the purchase, ownership and disposition of our common shares and preferred shares (collectively, for purposes of this discussion, “shares”). This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion applies only to U.S. shareholders that hold our shares as capital assets. A U.S. shareholder is a shareholder that is for U.S. federal income tax purposes: (i) an individual who is a citizen or resident of the United States, (ii) a U.S. corporation, (iii) a trust if it (a) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (b) has made a valid election to be treated as a U.S. person, or (iv) any estate the income of which is subject to U.S. federal income tax regardless of its source. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, or differing interpretations (possibly with retroactive effect). This discussion does not represent a detailed description of the U.S. federal income tax considerations relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, partnerships or other pass-through entities (or investors therein), U.S. shareholders whose “functional currency” is not the U.S. dollar, tax-exempt organizations, dealers in securities or currencies, traders in securities that elect mark to market treatment, or persons that will hold our shares as a position in a “straddle,” “hedge” or as part of a “constructive sale” for U.S. federal income tax purposes. In addition, this discussion does not address U.S. federal estate or gift tax laws, the application of the Medicare tax on net investment income or any U.S. federal alternative minimum tax, or any tax considerations attributable to persons being required to accelerate the recognition of any item of gross income with respect to our shares as a result of such income being recognized on an applicable financial statement. Prospective investors should consult their tax advisors with regard to the U.S. federal tax considerations of the purchase, ownership, or disposition of our shares, as well as the tax considerations arising under the laws of any state, foreign country or other taxing jurisdiction.

This summary does not discuss the tax considerations of an investment in our debt securities, subscription rights or warrants. The U.S. federal income tax considerations of such an investment will be discussed in the relevant prospectus supplement. In addition, we may issue preferred shares with terms resulting in U.S. federal income tax considerations to holders of such preferred shares that are different from those set forth in this summary. In such instances, such differences will be discussed in the relevant prospectus supplement.

Taxation as a Regulated Investment Company

The Company has elected to be treated, and intends to operate in a manner so as to continue to qualify, as a regulated investment company (a “RIC”) under Subchapter M of the Code.

To qualify for the favorable tax treatment accorded to RICs under Subchapter M of the Code, the Company must, among other things: (1) have an election in effect to be treated as a BDC under the 1940 Act at all times during each taxable year; (2) derive in each taxable year at least 90% of its gross income from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) net income derived from an interest in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each, a “Qualified Publicly Traded Partnership”); and (3) diversify its holdings so that, at the end of each quarter of each taxable year of the Company (a) at least 50% of the value of the Company’s total assets is represented by cash and cash items (including receivables), U.S. government securities and securities of other RICs, and other securities for purposes of this calculation limited, in respect of any one issuer to an amount not greater in value than 5% of the value of the Company’s total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Company’s total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of (I) any one issuer, (II) any two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships (described in clause 2(b) above).

If the Company fails to satisfy as of the close of any quarter the asset diversification test referred to in the preceding paragraph, it will have 30 days to cure the failure by, for example, selling securities that are the source of the violation. Other cure provisions are available in the Code for a failure to satisfy the asset diversification test, but any such cure provision may involve the payment of a penalty excise tax.

As a RIC, the Company generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income and its net tax-exempt income for such taxable year. Generally, the Company intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, if any.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% U.S. federal excise tax. To prevent imposition of the excise tax, the Company must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for the calendar year, (ii) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year and (iii) any ordinary income and capital gains for previous years that were not distributed during those years. For these purposes, the Company will be deemed to have distributed any income or gains on which it paid U.S. federal income tax.

A dividend will be treated as paid on December 31 of any calendar year if it is declared by the Company in October, November or December with a record date in such a month and paid by the Company during January of the following calendar year. Such dividends will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the dividends are received.

If the Company failed to qualify as a RIC or failed to satisfy the 90% distribution requirement in any taxable year, the Company would be subject to U.S. federal income tax at regular corporate rates on its taxable income (including distributions of net capital gain), even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of individual and other non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Company could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Distributions

Distributions to shareholders by the Company of ordinary income and of net short-term capital gains, if any, realized by the Company will generally be taxable to shareholders as ordinary income to the extent such distributions are paid out of the Company’s current or accumulated earnings and profits. Distributions, if any, of net capital gains properly reported as “capital gain dividends” will be taxable as long-term capital gains, regardless of the length of time the shareholder has owned our shares. A distribution of an amount in excess of the Company’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will be treated by a shareholder as a return of capital which will be applied against and reduce the shareholder’s basis in its shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in its shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions paid by the Company generally will not be eligible for the dividends received deduction allowed to corporations or for the reduced rates applicable to certain qualified dividend income received by non-corporate shareholders.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional common shares pursuant to the dividend reinvestment plan. Shareholders receiving distributions in the form of additional common shares will generally be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash, unless the Company issues additional common shares with a fair market value equal to or greater than net asset value, in which case such shareholders will generally be treated as receiving a distribution in the amount of the fair market value of the distributed common shares. The additional common shares received by a shareholder pursuant to the dividend reinvestment plan will have a new holding period commencing on the day following the day on which the common shares are credited to the shareholder’s account.

The Company may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, the Company may designate the retained amount as undistributed capital gains in a notice to its shareholders, who will be treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will (i) be required to report its pro rata share of such gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Company on the gain and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

The Internal Revenue Service (“IRS”) currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and capital gains) based upon the percentage of total dividends paid to each class for the tax year. Accordingly, if the Company issues preferred shares, the Company intends to allocate capital gain dividends, if any, between its common shares and preferred shares in proportion to the total dividends paid to each class with respect to such tax year. However, distributions in excess of the Company’s current and accumulated earnings and profits, if any, would not be allocated proportionately between the common shares and preferred shares. Since the Company’s current and accumulated earnings and profits would first be used to pay dividends on the preferred shares, distributions in excess of such earnings and profits, if any, would be made disproportionately to holders of common shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

Sale or Exchange of Shares

Upon the sale, exchange or other disposition of our shares, a shareholder will generally realize a capital gain or loss in an amount equal to the difference between the amount realized and the shareholder’s adjusted tax basis in the shares. Such gain or loss will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. For non-corporate taxpayers, long-term capital gains are currently eligible for reduced rates of taxation.

No loss will be allowed on the sale, exchange or other disposition of shares if the owner acquires (including pursuant to the dividend reinvestment plan) or enters into a contract or option to acquire securities that are substantially identical to such shares within 30 days before or after the disposition. In such a case, the basis of the securities acquired will be adjusted to reflect the disallowed loss. Losses realized by a shareholder on the sale, exchange or other disposition of shares held for six months or less are treated as long-term capital losses to the extent of any distribution of long-term capital gain received (or amounts designated as undistributed capital gains) with respect to such shares.

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Nature of the Company’s Investments

Certain of the Company’s hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Company to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not be treated as qualifying income for purposes of the 90% gross income test described above.

These rules could therefore affect the character, amount and timing of distributions to shareholders and the Company’s status as a RIC. The Company will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Below Investment Grade Instruments

The Company expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Company. U.S. federal income tax rules are not entirely clear about issues such as when the Company may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Company, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.

Original Issue Discount and Market Discount

For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. Furthermore, we have elected to amortize market discount (as determined for U.S. federal income tax purposes) and include such amounts in our taxable income on a current basis, instead of upon disposition of the applicable debt obligation. Because any original issue discount or market discount will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus we may become subject to corporate-level income tax.

Currency Fluctuations

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Company accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Company actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Foreign Taxes

The Company’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Company’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Company.

Preferred Shares or Borrowings

If the Company utilizes leverage through the issuance of preferred shares or borrowings, it may be restricted by certain covenants with respect to the declaration of, and payment of, dividends on common shares in certain circumstances. Limits on the Company’s payments of dividends on common shares may prevent the Company from meeting the distribution requirements described above, and may, therefore, jeopardize the Company’s qualification for taxation as a RIC and possibly subject the Company to the 4% excise tax. The Company will endeavor to avoid restrictions on its ability to make dividend payments.

Backup Withholding

The Company may be required to withhold from all distributions and redemption proceeds payable to U.S. shareholders who fail to provide the Company with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders specified in the Code generally are exempt from such backup withholding. This backup withholding is not an additional tax. Any amounts withheld may be refunded or credited against the shareholder’s U.S. federal income tax liability, provided the required information is timely furnished to the IRS.

Foreign Shareholders

U.S. taxation of a shareholder who is a nonresident alien individual, a foreign trust or estate or a foreign corporation, as defined for U.S. federal income tax purposes (a “foreign shareholder”), depends on whether the income from the Company is “effectively connected” with a U.S. trade or business carried on by the shareholder.

If the income from the Company is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. However, dividends paid by the Company that are “interest-related dividends” or “short-term capital gain dividends” will generally be exempt from such withholding, in each case to the extent the Company properly reports such dividends to shareholders. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements. A foreign shareholder whose income from the Company is not “effectively connected” with a U.S. trade or business would generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Company that are designated as undistributed capital gains and any gains realized upon the sale, exchange or other disposition of shares. However, a foreign shareholder who is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements will nevertheless be subject to a U.S. tax of 30% on such capital gain dividends, undistributed capital gains and gains realized upon the sale, exchange or other disposition of shares.

If the income from the Company is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income, any capital gain dividends, any amounts retained by the Company that are designated as undistributed capital gains and any gains realized upon the sale, exchange or other disposition of shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens, residents or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The Company may be required to withhold from distributions and redemption proceeds payable to foreign shareholders that are otherwise exempt from U.S. federal withholding tax (or taxable at a reduced treaty rate) unless the foreign shareholder certifies its foreign status under penalties of perjury or otherwise establishes an exemption.

The tax considerations to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax considerations to them of an investment in the Company.

Additional Withholding Requirements

Under Sections 1471 through 1474 of the Code (such Sections commonly referred to as “FATCA”), a 30% U.S. federal withholding tax may apply to any dividends that the Company pays to (i) a “foreign financial institution” (as specifically defined in the Code), whether such foreign financial institution is the beneficial owner or an intermediary, unless such foreign financial institution agrees to verify, report and disclose its “United States account” holders (as specifically defined in the Code) and meets certain other specified requirements or (ii) a non-financial foreign entity, whether such non-financial foreign entity is the beneficial owner or an intermediary, unless such entity provides a certification that the beneficial owner of the payment does not have any substantial United States owners or provides the name, address and taxpayer identification number of each such substantial United States owner and certain other specified requirements are met. In certain cases, the relevant foreign financial institution or non-financial foreign entity may qualify for an exemption from, or be deemed to be in compliance with, these rules. In addition, foreign financial institutions located in jurisdictions that have an intergovernmental agreement with the United States governing FATCA may be subject to different rules. You should consult your own tax advisor regarding FATCA and whether it may be relevant to your ownership and disposition of our shares.

Other Taxation

Shareholders may be subject to state, local and foreign taxes on their distributions from the Company. Shareholders are advised to consult their own tax advisors with respect to the particular tax considerations to them of an investment in the Company.

DESCRIPTION OF OUR SHARES

The following description is based on relevant portions of Delaware law and on our Fourth Amended and Restated Declaration of Trust (“Declaration of Trust”) and bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our bylaws for a more detailed description of the provisions summarized below.

Description of our Shares

General

The terms of the Declaration of Trust authorize an unlimited number of shares, which may include preferred shares.

None of our shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Company or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board in setting the terms of any class or series of Common Shares, no shareholder of the Company (“Shareholder”) will be entitled to exercise appraisal rights in connection with any transaction.

The following are the Company’s outstanding classes of securities as of June 27, 2025:
(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Company or for the Company’s Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Shares	Unlimited	—	229,680,609
Preferred Shares	Unlimited	—	—

Common Shares

Under the terms of the Declaration of Trust, we retain the right to issue common shares. In addition, Shareholders are entitled to one vote for each share held on all matters submitted to a vote of Shareholders and do not have cumulative voting rights in the election or removal of the trustees. Accordingly, subject to the rights of any outstanding preferred shares, holders of a majority of the shares entitled to vote in any election of trustees may elect all of the trustees standing for election. Shareholders are entitled to receive proportionately any dividends declared by the Board, subject to any preferential dividend rights of outstanding preferred shares. Upon our liquidation, dissolution or winding up, the Shareholders will be entitled to receive ratably our net assets available after the payment of all debts and other liabilities and will be subject to the prior rights of any outstanding preferred shares. Shareholders have no redemption or preemptive rights. The rights, preferences and privileges of Shareholders are subject to the rights of the holders of any series of preferred shares that we may designate and issue in the future.

Preferred Shares

Under the terms of the Declaration of Trust, the Board is authorized to issue preferred shares in one or more series without Shareholder approval. The 1940 Act limits our flexibility as certain rights and preferences of the preferred shares require, among other things: (i) immediately after issuance and before any distribution is made with respect to Shares, we must meet an asset coverage ratio of total assets to total senior securities, which include all of our borrowings and preferred shares, of at least 150%; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two trustees at all times and to elect a majority of the trustees if and for so long as dividends on the preferred shares are unpaid in an amount equal to two full years of dividends on the preferred shares.

Redemptions by the Company

Each Share is subject to redemption (out of the assets of the Company) by the Company at the redemption price equal to the then current NAV per Share of the Company determined in accordance with the Declaration of Trust at any time if the Trustees determine in their sole discretion that a Shareholder has breached any of its representations or warranties contained in such Shareholder’s subscription agreement with the Company, and upon such redemption the holders of the Shares so redeemed will have no further right with respect thereto other than to receive payment of such redemption price.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever with the exception of any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing. Our Declaration of Trust provides that no Shareholder will be subject in such capacity to any personal liability whatsoever to any Person (as defined in the Declaration of Trust”) in connection with Trust Property (as defined in the Declaration of Trust”) or the acts, obligations or affairs of the Company. Shareholders will have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No trustee or officer of the Company will be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Company or its Shareholders arising from bad faith, willful misconduct, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons will look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Company. If any Shareholder, trustee or officer, as such, of the Company, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he will not, on account thereof, be held to any personal liability. Any repeal or modification of the applicable section of the Declaration of Trust will not adversely affect any right or protection of a trustee or officer of the Company existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Pursuant to our Declaration of Trust, the Company will indemnify each person who at any time serves as a trustee, officer or employee of the Company (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in the applicable section of the Declaration of Trust by reason of his having acted in any such capacity, except with respect to any matter as to which he will not have acted in good faith in the reasonable belief that his action was in the best interest of the Company or, in the case of any criminal proceeding, as to which he will have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee will be indemnified thereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misconduct, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification will be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Board or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust will continue as to a person who has ceased to be a trustee or officer of the Company and will inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions will limit or eliminate any of the benefits provided to any person who at any time is or was a trustee or officer of the Company or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, the Company will not indemnify an indemnitee unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those trustees who are neither Interested Persons of the Company (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding will be authorized and made in accordance with the immediately succeeding paragraph below.

In addition, the Declaration of Trust permits the Company to make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Company receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Company unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee will provide adequate security for his undertaking, (ii) the Company will be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, will conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Subject to any limitations provided by the 1940 Act and the Declaration, the Company will have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Company or serving in any capacity at the request of the Company or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Board.

Delaware Law and Certain Declaration of Trust Provisions

Organization and Duration

We were formed in Delaware on March 26, 2018, and will remain in existence until dissolved in accordance with our Declaration of Trust or pursuant to Delaware law.

Purpose

Under the Declaration of Trust, we are permitted to conduct, operate and carry on the business of a BDC within the meaning of the 1940 Act and engage in any business activity that lawfully may be conducted by a statutory trust organized under Delaware law and, in connection therewith, to exercise all of the rights and powers conferred upon us pursuant to the agreements relating to such business activity.

Term and Election; Certain Transactions

The Company’s Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Company or to change the composition of our Board. This could have the effect of depriving shareholders of an opportunity to sell their common shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Company. Such attempts could have the effect of increasing the expenses of the Company and disrupting the normal operation of the Company. On October 18, 2021 the Board was divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees followed by a vote of the holders of a majority of the shares then entitled to vote for the election of the respective trustee.

The Declaration of Trust grants special approval rights with respect to certain matters to members of the Board who qualify as “Continuing Trustees,” which term means trustees who either (i) have been members of the Board for a period of at least thirty-six months (or since the commencement of the Company’s operations, if less than thirty-six months) or (ii) were nominated to serve as members of the Board by a majority of the Continuing Trustees then members of the Board.

The Declaration of Trust requires the affirmative vote or consent of at least seventy-five percent (75%) of the trustees and holders of at least seventy-five percent (75%) of the Company’s outstanding shares (including common shares and preferred shares, if any) to authorize certain Company transactions not in the ordinary course of business, including a merger, conversion or consolidation, certain issuances or transfers by the Company of the Company’s shares (except as may be pursuant to a public offering, the Company’s dividend reinvestment plan or upon exercise of any stock subscription rights), certain sales, transfers or other dispositions of Company assets, or any shareholder proposal regarding specific investment decisions, unless the transaction is authorized by both a majority of the trustees and seventy-five percent (75%) of the Continuing Trustees (in which case no shareholder authorization would be required by the By-Laws and Declaration of Trust, but may be required in certain cases under the 1940 Act).

The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Company to negotiate with its management regarding the price to be paid and facilitating the continuity of the Company’s investment objective and policies. The provisions of the Declaration of Trust described above could have the effect of discouraging a third party from seeking to obtain control of the Company in a tender offer or similar transaction. The Board has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Company and its shareholders.

Action by Shareholders

The Shareholders will only have voting rights as required by the 1940 Act, and Exchange Listing or as otherwise provided for in the Declaration of Trust. Under the Declaration of Trust, the Company will hold annual meetings. A special meeting of the Shareholders may be called at any time by a majority of the Board or the Chief Executive Officer and will be called by any trustee for any proper purpose upon written request of Shareholders holding in the aggregate not less than thirty-three and one-third percent (33 1/3%) of the outstanding shares of the Company, such request specifying the purpose or purposes for which such meeting is to be called, provided that in the case of a meeting called by any trustee at the request of Shareholders for the purpose of electing trustees or removing the Advisers, written request of Shareholders holding in the aggregate not less than fifty-one percent (51%) of the outstanding Shares of the Company or class or series of Shares having voting rights on the matter will be required. For a special Shareholder meeting to be called for a proper purpose (as used in the preceding sentence), it is not a requirement that such purpose relate to a matter on which Shareholders are entitled to vote, provided that if such meeting is called for a purpose for which Shareholders are not entitled to vote, no vote will be taken at such meeting. Any shareholder meeting, including a special meeting, will be held within or without the State of Delaware on such day and at such time as the Board will designate, and may be held virtually.

Amendment of the Declaration of Trust; No Approval by Shareholders

The Board may, without Shareholder vote, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust. Shareholders will only have the right to vote on any amendment: (i) which would eliminate their right to vote granted in the Declaration of Trust, (ii) to the amendment provision of the Declaration of Trust, (iii) that would adversely affect the powers, preferences or special rights of the Shares as determined by the Board Trustees in good faith and (iv) submitted to them by the Board. A proposed amendment to the Declaration of Trust requires the affirmative vote of a majority of the Board for adoption.

An amendment duly adopted by the requisite vote of the Board and, if required, the Shareholders as aforesaid, will become effective at the time of such adoption or at such other time as may be designated by the Board or Shareholders, as the case may be. A certification in recordable form signed by a majority of the Board setting forth an amendment and reciting that it was duly adopted by the Trustees and, if required, the Shareholders as aforesaid, or a copy of the Declaration, as amended, in recordable form, and executed by a majority of the Board, will be conclusive evidence of such amendment when lodged among the records of the Company or at such other time designated by the Board.

Derivative Actions

No person, other than a Trustee, who is not a Shareholder will be entitled to bring any derivative action, suit or other proceeding on behalf of the Company. No Shareholder may maintain a derivative action on behalf of the Company unless holders of at least ten percent (10%) of the outstanding Shares join in the bringing of such action.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Statute, a Shareholder may bring a derivative action on behalf of the Company only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Board to bring the subject action unless an effort to cause the Board to bring such an action is not likely to succeed; and a demand on the Board will only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, is composed of Board who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Statute); and (ii) unless a demand is not required under clause (i) above, the Board must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Board will be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Company for the expense of any such advisors in the event that the Board determine not to bring such action. For purposes of this paragraph, the Board may designate a committee of one or more trustees to consider a Shareholder demand.

Unless an effort to cause the Board to bring such an action is not likely to succeed; and a demand on the Board will only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, is composed of Board who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Statute); and (ii) unless a demand is not required under clause (i) above, the Board must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Board will be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Company for the expense of any such advisors in the event that the Board determine not to bring such action. For purposes of this paragraph, the Board may designate a committee of one or more trustees to consider a Shareholder demand.

For the avoidance of doubt, Section 6.10 of the Company’s Agreement and Declaration of Trust, which prohibits derivative actions as set forth above, shall not apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act.

Exclusive Delaware Jurisdiction

Each Trustee, each officer and each person legally or beneficially owning a Share or an interest in a Share of the Company (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Statute, (i) irrevocably agrees that any claims, suits, actions or proceedings asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or relating in any way to the Company, the Delaware Statutory Trust Statute, the Company’s By-Laws or the Declaration of Trust (including, without limitation, any claims, suits, actions or proceedings to interpret, apply or enforce (A) the provisions of the Declaration of Trust, or (B) the duties (including fiduciary duties), obligations or liabilities of the Company to the Shareholders or the Board, or of officers or the Board to the Company, to the Shareholders or each other, or (C) the rights or powers of, or restrictions on, the Company, the officers, the Board or the Shareholders, or (D) any provision of the Delaware Statutory Trust Statute or other laws of the State of Delaware pertaining to trusts made applicable to the Company pursuant to Section 3809 of the Delaware Statutory Trust Statute, or (E) any other instrument, document, agreement or certificate contemplated by any provision of the Delaware Statutory Trust Statute or the Declaration of Trust relating in any way to the Company (regardless, in each case, of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), will be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service will constitute good and sufficient service of process and notice thereof; provided, nothing in clause (iv) hereof will affect or limit any right to serve process in any other manner permitted by law, and (v) irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding. For the avoidance of doubt, Section 13.3 of the Company’s Agreement and Declaration of Trust shall not apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act.

Term of the Company

The Company may be dissolved by the affirmative vote or consent of at least a majority of the Board and 75% of the Continuing Trustees, without the vote of the Shareholders.

Books and Reports

We are required to keep appropriate books of our business at our principal offices. The books will be maintained for both tax and financial reporting purposes on an accrual basis in accordance with U.S. GAAP.

DESCRIPTION OF OUR PREFERRED SHARES

In addition to common shares, our Declaration of Trust authorizes the issuance of preferred shares. If we offer preferred shares under this prospectus, we will issue an appropriate prospectus supplement. We may issue preferred shares from time to time in one or more classes or series, without shareholder approval. Prior to issuance of shares of each class or series, our Board is required by Delaware law and by our Declaration of Trust to set, subject to the express terms of any of our then outstanding classes or series of shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law.

The 1940 Act limits our flexibility as to certain rights and preferences of the preferred shares. In particular, every share issued by a BDC must be voting shares and have equal voting rights with every other outstanding class of voting shares, except to the extent that the shares satisfies the requirements for being treated as a senior security, which requires, among other things, that:

•        immediately after issuance and before any distribution is made with respect to common shares, we must meet a coverage ratio of total assets (less total liabilities other than indebtedness) to total indebtedness plus preferred shares, of at least 150%; and

•        the holders of preferred shares must be entitled as a class to elect two trustees at all times and to elect a majority of the trustees if and for so long as dividends on the preferred shares are unpaid in an amount equal to two full years of dividends on the preferred shares.

The features of the preferred shares are further limited by the requirements applicable to RICs under the Code.

For any class or series of preferred shares that we may issue, our Board will determine and the prospectus supplement relating to such class or series will describe:

•        the designation and number of shares of such class or series;

•        the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;

•        any provisions relating to convertibility or exchangeability of the shares of such class or series, including adjustments to the conversion price of such class or series;

•        the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;

•        the voting powers, if any, of the holders of shares of such class or series;

•        any provisions relating to the redemption of the shares of such class or series;

•        any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;

•        any conditions or restrictions on our ability to issue additional shares of such class or series or other securities;

•        if applicable, a discussion of certain U.S. federal income tax considerations; and

•        any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.

All preferred shares that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our Board, and all shares of each class or series of preferred shares will be identical and of equal rank except as to the dates from which dividends, if any, thereon will be cumulative.

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

We may issue subscription rights to the holders of the class of securities to whom the subscription rights are being distributed, or the holders to purchase our securities. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our shareholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our shareholders on the record date that we set for receiving subscription rights in such subscription rights offering.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•        the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);

•        the title of such subscription rights;

•        the exercise price for such subscription rights (or method of calculation thereof);

•        the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);

•        the number of such subscription rights issued to each shareholder;

•        the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•        if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•        the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);

•        the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•        any termination right we may have in connection with such subscription rights offering; and

•        any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common shares at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the common shares purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Dilutive Effects

Any shareholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of shareholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current net asset value per share, the rights offering may reduce our net asset value per share. The amount of dilution that a shareholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common shares could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our shareholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.

We may issue warrants to purchase our securities. Such warrants may be issued independently or together with one of our securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

•        the title of such warrants;

•        the aggregate number of such warrants;

•        the price or prices at which such warrants will be issued;

•        the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

•        if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

•        in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;

•        in the case of warrants to purchase common shares or preferred shares, the number of common shares or preferred shares, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

•        the date on which the right to exercise such warrants shall commence and the date on which such right will expire;

•        whether such warrants will be issued in registered form or bearer form;

•        if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

•        if applicable, the date on and after which such warrants and the related securities will be separately transferable;

•        information with respect to book-entry procedures, if any;

•        the terms of the securities issuable upon exercise of the warrants;

•        if applicable, a discussion of certain U.S. federal income tax considerations; and

•        any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common shares or preferred shares, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our shareholders authorize the proposal to issue such warrants, and our Board approves such issuance on the basis that the issuance is in the best interests of us and our shareholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities. In particular, the amount of capital shares that would result from the conversion or exercise of all outstanding warrants, options or rights to purchase capital shares cannot exceed 25% of the BDC’s total outstanding shares.

DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “—Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.

This section includes a description of the material provisions of the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. We have filed the indenture with the SEC. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” for information on how to obtain a copy of the indenture.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:

•        the designation or title of the series of debt securities;

•        the total principal amount of the series of debt securities;

•        the percentage of the principal amount at which the series of debt securities will be offered;

•        the date or dates on which principal will be payable;

•        the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•        the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•        whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);

•        the terms for redemption, extension or early repayment, if any;

•        the currencies in which the series of debt securities are issued and payable;

•        whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•        the place or places of payment, transfer, conversion and/or exchange of the debt securities;

•        the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);

•        the provision for any sinking fund;

•        any restrictive covenants;

•     any Events of Default (as defined in “Events of Default” below);

•     whether the series of debt securities is issuable in certificated form;

•        any provisions for defeasance or covenant defeasance;

•        any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;

•        whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•        any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•        whether the debt securities are subject to subordination and the terms of such subordination;

•        whether the debt securities are secured and the terms of any security interest;

•        the listing, if any, on a securities exchange; and

•        any other terms.

The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt, but giving effect to any exemptive relief granted to us by the SEC. For a discussion of risks involved with incurring additional leverage, see “Risk Factors” in our annual, quarterly and other reports filed with the SEC from time to time. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”) may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “—Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

Except as described under “—Events of Default” and “—Merger or Consolidation” below, the indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants, as applicable, that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio, and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

Issuance of Securities in Registered Form

We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.

Book-Entry Holders

We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.

Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.

As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.

Street Name Holders

In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.

For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.

Legal Holders

Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.

For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.

When we refer to you in this Description of Our Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.

Special Considerations for Indirect Holders

If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:

•        how it handles securities payments and notices;

•        whether it imposes fees or charges;

•        how it would handle a request for the holders’ consent, if ever required;

•        whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;

•        how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and

•        if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.

Global Securities

As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.

Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.

A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “—Termination of a Global Security.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.

Special Considerations for Global Securities

As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.

If debt securities are issued only in the form of a global security, an investor should be aware of the following:

•        an investor cannot cause the debt securities to be registered in his, her or its name and cannot obtain certificates for his, her or its interest in the debt securities, except in the special situations we describe below;

•        an investor will be an indirect holder and must look to his, her or its own bank or broker for payments on the debt securities and protection of his, her or its legal rights relating to the debt securities, as we describe under “—Issuance of Securities in Registered Form” above;

•        an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;

•        an investor may not be able to pledge his, her or its interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;

•        the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;

•        if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;

•        an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;

•        DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds; your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and

•     financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities; there may be more than one financial intermediary in the chain of ownership for an investor; we do not monitor, nor are we responsible for the actions of, any of those intermediaries.

Termination of a Global Security

If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “—Issuance of Securities in Registered Form” above.

The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not us or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.

Payment and Paying Agents

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Since we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “—Special Considerations for Global Securities.”

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Alternatively, at our option, we may pay any cash interest that becomes due on the debt security by mailing a check to the holder at his, her, or its address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following:

•        we do not pay the principal of (or premium, if any, on) a debt security of the series within five days of its due date;

•        we do not pay interest on a debt security of the series within 30 days of its due date;

•        we do not deposit any sinking fund payment in respect of debt securities of the series within five days of its due date;

•        we remain in breach of a covenant in respect of debt securities of the series for 90 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25.0% of the principal amount of debt securities of the series);

•        we voluntarily file for bankruptcy or consent to the commencement of certain other events of bankruptcy, insolvency or reorganization;

•        a court of competent jurisdiction enters an order or decree under bankruptcy law that is for relief against us in an involuntary case or proceeding, adjudges us bankrupt or insolvent or orders the winding up or liquidation of us and the continuance of any such decree or order remains undischarged or unstayed for a period of 90 days;

•        the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100.0% on the last business day of each of 24 consecutive calendar months, giving effect to any exemptive relief granted to us by the SEC; or

•        any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25.0% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the outstanding debt securities of that series to be due and immediately payable by a notice in writing to us (and to the trustee if given by such holders). This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

•     you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;

•      the holders of at least 25.0% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer indemnity, security, or both reasonably satisfactory to the trustee against the costs, expenses, and other liabilities of taking that action;

•        the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and

•        the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Waiver of Default

Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than a default:

•        in the payment of principal, any premium or interest; or

•        in respect of a covenant that cannot be modified or amended without the consent of each holder.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:

•        where we merge out of existence or sell substantially all of our assets, the resulting entity or transferee must agree to be legally responsible for our obligations under the debt securities;

•        the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;

•        we must deliver certain certificates and documents to the trustee; and

•        we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

•     change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;

•     reduce any amounts due on a debt security;

•        reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;

•        adversely affect any right of repayment at the holder’s option;

•        change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);

•        impair your right to sue for payment;

•        adversely affect any right to convert or exchange a debt security in accordance with its terms;

•        modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;

•        reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;

•        reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;

•        modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and

•        change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

•        if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and

•        if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.

The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of the covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

•     for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;

•     for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and

•        for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “—Defeasance—Full Defeasance”.

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within 11 months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance”. In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieved covenant defeasance and your debt securities were subordinated as described under “—Indenture Provisions—Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, the following must occur:

•        we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;

•        we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if such covenant defeasance had not occurred;

•        we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;

•     defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments, as applicable;

•     no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and

•        satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law or we obtain or there has been published an IRS ruling, as described in the second bullet below, we can legally release ourself from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

•        we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;

•        we must deliver to the trustee a legal opinion of our counsel confirming that there has been a change in current U.S. federal tax law or we obtain or there has been published an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if such defeasance had not occurred. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and government obligations at the time the cash and government obligations were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;

•        we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;

•        defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments, as applicable;

•        no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and

•        satisfy the conditions for full defeasance contained in any supplemental indentures.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors, as applicable, if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “—Indenture Provisions—Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.

Form, Exchange and Transfer of Certificated Registered Securities

If registered debt securities cease to be issued in book-entry form, they will be issued:

•        only in fully registered certificated form;

•        without interest coupons; and

•        unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.

Holders may exchange their certificated securities for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.

Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourself.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent, as applicable, is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions—Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

•        our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and

•        renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.

Secured Indebtedness and Ranking

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. The debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by any subsidiaries, financing vehicles, or similar facilities we may have.

In the event of our bankruptcy, liquidation, reorganization or other winding up any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.

The Trustee under the Indenture

U.S Bank National Association serves as the trustee under the indenture.

Certain Considerations Relating To Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Book-Entry Debt Securities

The Depository Trust Company (“DTC”), New York, NY, will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.

DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s rating of AA+. The DTC Rules applicable to its Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (“Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC or its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

REGULATION

The information included under the captions “Business—Our Company”, “Business—Regulation as a Business Development Company” and “Business—Proxy Voting Policies and Procedures” in Part 1, Item 1 of our most recent Annual Report on Form 10-K is incorporated herein by reference.

PLAN OF DISTRIBUTION

We may offer, from time to time, in one or more offerings or series, our common shares, preferred shares, debt securities, subscription rights to purchase shares of our common shares, or warrants representing rights to purchase shares of our securities on terms to be determined at the time of the offering, in one or more underwritten public offerings, at-the-market offerings, negotiated transactions, block trades, best efforts offerings or a combination of these methods.

We may sell the securities through underwriters or dealers, directly to one or more purchasers, including existing shareholders in a rights offering, through agents designated from time to time by us or through a combination of any such methods of sale. Any underwriter or agent involved in the offer and sale of the securities will be named in the applicable prospectus supplement. A prospectus supplement or supplements will also describe the terms of the offering of the securities, including: the purchase price of the securities and the proceeds we will receive from the sale; any options under which underwriters may purchase additional securities from us; any agency fees or underwriting discounts and other items constituting agents’ or underwriters’ compensation; the public offering price; any discounts or concessions allowed or re-allowed or paid to dealers; any securities exchange or market on which the securities may be listed; and, in the case of a rights offering, the number of shares of our common shares issuable upon the exercise of each right. Only underwriters named in the prospectus supplement will be underwriters of the securities offered by the prospectus supplement.

The distribution of the securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be changed, at prevailing market prices at the time of sale, at prices related to such prevailing market prices, or at negotiated prices, provided, however, that the offering price per share of any common shares offered by us, less any underwriting commissions or discounts, must equal or exceed the net asset value per share of our common shares at the time of the offering except (a) in connection with a rights offering to our existing shareholders, (b) with the consent of the majority of our outstanding voting securities or (c) under such circumstances as the SEC may permit. The price at which securities may be distributed may represent a discount from prevailing market prices.

In connection with the sale of the securities, underwriters or agents may receive compensation from us, or from purchasers of the securities, for whom they may act as agents, in the form of discounts, concessions or commissions. Underwriters may sell the securities to or through dealers and such dealers may receive compensation in the form of discounts, concessions or commissions from the underwriters and/or commissions from the purchasers for whom they may act as agents. Underwriters, dealers and agents that participate in the distribution of the securities may be deemed to be underwriters under the Securities Act, and any discounts and commissions they receive from us and any profit realized by them on the resale of the securities may be deemed to be underwriting discounts and commissions under the Securities Act. Any such underwriter or agent will be identified and any such compensation received from us will be described in the applicable prospectus supplement. The maximum aggregate commission or discount to be received by any member of the Financial Industry Regulatory Authority, or FINRA, or independent broker-dealer will not be greater than 8% of the gross proceeds of the sale of securities offered pursuant to this prospectus and any applicable prospectus supplement. We may also reimburse the underwriter or agent for certain fees and legal expenses incurred by it.

Any underwriter may engage in over-allotment, stabilizing transactions, short-covering transactions and penalty bids in accordance with Regulation M under the Exchange Act. Over-allotment involves sales in excess of the offering size, which create a short position. Stabilizing transactions permit bids to purchase the underlying security so long as the stabilizing bids do not exceed a specified maximum price. Syndicate-covering or other short-covering transactions involve purchases of the securities, either through exercise of the option to purchase additional shares from us or in the open market after the distribution is completed, to cover short positions. Penalty bids permit the underwriters to reclaim a selling concession from a dealer when the securities originally sold by the dealer are purchased in a stabilizing or covering transaction to cover short positions. Those activities may cause the price of the securities to be higher than it would otherwise be. If commenced, the underwriters may discontinue any of the activities at any time.

We may sell securities directly or through agents we designate from time to time. We will name any agent involved in the offering and sale of securities and we will describe any commissions we will pay the agent in the prospectus supplement. Unless the prospectus supplement states otherwise, the agent will act on a best-efforts basis for the period of its appointment.

We may use securities to acquire investments in companies, the terms of which will be further disclosed in a prospectus supplement if such shares are issued in an offering hereunder.

Unless otherwise specified in the applicable prospectus supplement, each class or series of securities will be a new issue with no trading market, other than our common shares, which are traded on the NYSE. We may elect to list any other class or series of securities on any exchanges, but we are not obligated to do so. We cannot guarantee the liquidity of the trading markets for any securities.

Under agreements that we may enter, underwriters, dealers and agents who participate in the distribution of the securities may be entitled to indemnification by us against certain liabilities, including liabilities under the Securities Act, or contribution with respect to payments that the agents or underwriters may make with respect to these liabilities. Underwriters, dealers and agents may engage in transactions with, or perform services for, us in the ordinary course of business.

If so indicated in the applicable prospectus supplement, we will authorize underwriters or other persons acting as agents to solicit offers by certain institutions to purchase securities from us pursuant to contracts providing for payment and delivery on a future date. Institutions with which such contracts may be made include commercial and savings banks, insurance companies, pension funds, investment companies, educational and charitable institutions and others, but in all cases such institutions must be approved by us. The obligations of any purchaser under any such contract will be subject to the condition that the purchase of the securities shall not at the time of delivery be prohibited under the laws of the jurisdiction to which such purchaser is subject. The underwriters and such other agents will not have any responsibility in respect of the validity or performance of such contracts. Such contracts will be subject only to those conditions set forth in the prospectus supplement, and the prospectus supplement will set forth the commission payable for solicitation of such contracts.

We may enter into derivative transactions with third parties, or sell securities not covered by this prospectus to third parties in privately negotiated transactions. If the applicable prospectus supplement indicates, in connection with those derivatives, the third parties may sell securities covered by this prospectus and the applicable prospectus supplement, including in short sale transactions. If so, the third party may use securities pledged by us or borrowed from us or others to settle those sales or to close out any related open borrowings of stock, and may use securities received from us in settlement of those derivatives to close out any related open borrowings of stock. The third parties in such sale transactions will be underwriters and, if not identified in this prospectus, will be identified in the applicable prospectus supplement.

In order to comply with the securities laws of certain states, if applicable, the securities offered hereby will be sold in such jurisdictions only through registered or licensed brokers or dealers.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT AND REGISTRAR

Our securities are held under a custody agreement by State Street Bank and Trust Company. The address of the custodian is 100 Summer Street, Floor 5, Boston, Massachusetts 02110. SS&C GIDS, Inc. acts as our transfer agent and dividend disbursing agent for our common shares. The principal business address of SS&C GIDS, Inc. is 430 W. 7th Street, Suite 219270, Kansas City, Missouri 64105-1594, telephone number: (816) 435-3455.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Since we will generally acquire and dispose of our investments in privately negotiated transactions, we will infrequently use brokers in the normal course of our business. Subject to policies established by the Board, if any, the Advisers will be primarily responsible for the execution of any publicly-traded securities portfolio transactions and the allocation of brokerage commissions. The Advisers do not expect to execute transactions through any particular broker or dealer, but will seek to obtain the best net results for us, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Advisers generally will seek reasonably competitive trade execution costs, we will not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Advisers may select a broker based partly upon brokerage or research services provided to it and us and any other clients. In return for such services, we may pay a higher commission than other brokers would charge if the Advisers determine in good faith that such commission is reasonable in relation to the services provided.

LEGAL MATTERS

The validity of the securities offered hereby and certain legal matters for us in connection with the offering will be passed upon for us by Simpson Thacher & Bartlett LLP, Washington, D.C. and New York, New York and by Richards, Layton & Finger, P.A., Wilmington, Delaware.

Certain legal matters in connection with the offering will be passed upon for the underwriters, if any, by the counsel named in the prospectus supplement.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, incorporated by reference in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, located at 30 Rockefeller Plaza, New York, New York, 10112, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

We have filed with the SEC a registration statement on Form N-2, together with all amendments and related exhibits, under the Securities Act, with respect to the securities offered by this prospectus. The registration statement contains additional information about us and the securities being offered by this prospectus.

We also file with or submit to the SEC periodic and current reports, proxy statements and other information meeting the informational requirements of the Exchange Act.

We furnish our shareholders with annual reports containing audited financial statements, quarterly reports, and such other periodic reports as we determine to be appropriate or as may be required by law.

This information is available free of charge by calling us collect at (212) 503-2100 or is directly available on our website at www.bxsl.com. Information contained on our website is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus. The SEC maintains an Internet website that contains reports, proxy and information statements and other information filed electronically by us with the SEC which are available free of charge on the SEC’s Internet website at www.sec.gov. Copies of these reports, proxy and information statements and other information may be obtained, after paying a duplicating fee, by sending a request by email to: publicinfo@sec.gov.

All requests for information should be directed to:

Stakeholder Relations

Blackstone Secured Lending Fund

345 Park Avenue, 31st Floor

New York, NY 10154

(212) 503-2100

INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

This prospectus is part of a registration statement that we have filed with the SEC. We are allowed to “incorporate by reference” the information that we file with the SEC, which means that we can disclose important information to you by referring you to such information incorporated by reference. The information incorporated by reference is considered to comprise a part of this prospectus from the date we file any such document. Any reports filed by us with the SEC subsequent to the date of this prospectus and before the date that any offering of any securities by means of this prospectus and any accompanying prospectus supplement is terminated will automatically update and, where applicable, supersede any information contained in this prospectus or incorporated by reference in this prospectus.

We incorporate by reference into this prospectus our filings listed below and any future filings that we may file with the SEC under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, subsequent to the date of this prospectus until all of the securities offered by this prospectus and any accompanying prospectus supplement have been sold or we otherwise terminate the offering of those securities; provided, however, that information “furnished” under Item 2.02 or Item 7.01 of Form 8-K or other information “furnished” to the SEC which is not deemed filed is not incorporated by reference in this prospectus and any accompanying prospectus supplement. Information that we file with the SEC subsequent to the date of this prospectus will automatically update and may supersede information in this prospectus, any accompanying prospectus supplement and other information previously filed with the SEC.

The prospectus incorporates by reference the documents set forth below that have been previously filed with the SEC:

•        our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed with the SEC on February 26, 2025.

•        our Quarterly Report on Form 10-Q for the three months ended March 31, 2025, filed with the SEC on May 7, 2025.

•        our Current Reports on Form 8-K (other than information furnished rather than filed) filed with the SEC on January 21, 2025 and March 4, 2025.

•        the description of our common shares referenced in our Registration Statement on Form 8-A (No. 001-40966), as filed with the SEC on October 26, 2021, including any amendment or report filed for the purpose of updating such description prior to the termination of the offering of the common shares registered hereby.

See “Available Information” for information on how to obtain a copy of these filings.

BLACKSTONE SECURED LENDING FUND

Common Shares
Preferred Shares
Debt Securities
Subscription Rights
Warrants

______________________

PROSPECTUS

______________________

You should rely only on the information contained in this prospectus. No dealer, salesperson or other person is authorized to make any representations other than those contained in this prospectus and supplemental literature authorized by Blackstone Secured Lending Fund and referred to in this prospectus, and, if given or made, such information and representations must not be relied upon. This prospectus is not an offer to sell nor is it seeking an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. The information contained in this prospectus is accurate only as of the date of this prospectus, regardless of the time of delivery of this prospectus or any sale of these securities. You should not assume that the delivery of this prospectus or that any sale made pursuant to this prospectus implies that the information contained in this prospectus will remain fully accurate and correct as of any time subsequent to the date of this prospectus.

July 11, 2025

PART C - OTHER INFORMATION

Item 25.        Financial Statements and Exhibits

(1) Financial Statements

The following financial statements of Blackstone Secured Lending Fund (the “Company”) have been incorporated by reference in Part A of the Registration Statement:

AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm
Consolidated Statements of Assets and Liabilities as of December 31, 2024 and December 31, 2023
Consolidated Statements of Operations for the years ended December 31, 2024, 2023 and 2022
Consolidated Statements of Changes in Net Assets for the years ended December 31, 2024, 2023 and 2022
Consolidated Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022
Consolidated Schedules of Investments as of December 31, 2024 and December 31, 2023
Notes to Consolidated Financial Statements

INTERIM FINANCIAL STATEMENTS

Condensed Consolidated Statements of Assets and Liabilities as of March 31, 2025 and December 31, 2024 (Unaudited)
Condensed Consolidated Statements of Operations for the three months ended March 31, 2025 and 2024 (Unaudited)
Condensed Consolidated Statements of Changes in Net Assets for the three months ended March 31, 2025 and 2024 (Unaudited)
Condensed Consolidated Statements of Cash Flows for the three months ended March 31, 2025 and 2024 (Unaudited)
Condensed Consolidated Schedules of Investments as of March 31, 2025 and December 31, 2024 (Unaudited)
Notes to Consolidated Financial Statements (Unaudited)

(2) Exhibits

Exhibit Number	Description of Exhibits
(a)(1)	Fourth Amended and Restated Agreement and Declaration of Trust (incorporated by reference to Exhibit (a)(1) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).
(a)(2)	Certificate of Amendment to Certificate of Trust, effective December 10, 2020 (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on December 10, 2020).
(b)	Amended and Restated Bylaws, dated October 18, 2021 (incorporated by reference to Exhibit (b) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).
(c)	Not applicable.
(d)(1)	Form of Subscription Agreement (incorporated by reference to Exhibit 4.1 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).
(d)(2)

Indenture, dated as of July 15, 2020, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on July 17, 2020).

(d)(3)

Second Supplemental Indenture, dated as of October 23, 2020, relating to the 3.625% Notes due 2026, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on October 27, 2020).

Exhibit Number	Description of Exhibits
(d)(4)

Third Supplemental Indenture, dated as of March 16, 2021, relating to the 2.750% Notes due 2026, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on March 18, 2021).

(d)(5)

Fourth Supplemental Indenture, dated as of July 23, 2021, relating to the 2.125% Notes due 2027, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on July 27, 2021).

(d)(6)

Fifth Supplemental Indenture, dated as of September 30, 2021, relating to the 2.850% Notes due 2028, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on October 1, 2021).

(d)(7)

Sixth Supplemental Indenture, dated as of May 20, 2024, relating to the 5.875% Notes due 2027, by and between the Company and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on May 21, 2024).

(d)(8)

Seventh Supplemental Indenture, dated as of October 15, 2024, relating to the 5.350% Notes due 2028, by and between the Company and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on October 15, 2024).

(d)(9)

Eighth Supplemental Indenture, dated as of March 4, 2025, relating to the 5.300% Notes due 2030, by and between the Fund and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on March 4, 2025).

(d)(10)	Form of 3.625% Notes due 2026 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on October 27, 2020).
(d)(11)	Form of 2.750% Notes due 2026 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on March 18, 2021).
(d)(12)	Form of 2.750% Notes due 2026 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on April 29, 2021).
(d)(13)	Form of 2.125% Notes due 2027 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on July 27, 2021).
(d)(14)	Form of 2.850% Notes due 2028 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on October 1, 2021).
(d)(15)	Form of 5.875% Notes due 2027 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on May 21, 2024).
(d)(16)	Form of 5.350% Notes due 2028 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on October 15, 2024).
(d)(17)	Form of 5.300% Notes due 2030 (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on March 4, 2025).
(d)(18)	Form T-1 Statement of Eligibility of U.S. Bank Trust Company, National Association, as Trustee.*
(e)	Amended and Restated Dividend Reinvestment Plan (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on December 18, 2018).
(f)	Not applicable.
(g)(1)

Second Amended and Restated Investment Advisory Agreement between the Company and Blackstone Private Credit Strategies LLC, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on November 12, 2024).

Exhibit Number	Description of Exhibits
(g)(2)

Sub-Advisory Agreement between the Company, Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q filed on November 12, 2024).

(h)(1)	Form of Underwriting Agreement for equity securities.**
(h)(2)	Form of Underwriting Agreement for debt securities.**
(i)	Not applicable.
(j)(1)

Custodian Agreement between the Company and State Street Bank and Trust Company, dated October 1, 2018 (incorporated by reference to Exhibit 10.3 to the Company’s Annual Report on Form 10-K filed on March 18, 2019).

(j)(2)

Custody Agreement between the Adviser and UMB Bank, n.a., dated September 14, 2018 (incorporated by reference to Exhibit 10.4 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).

(k)(1)

Administration Agreement between the Company and Blackstone Private Credit Strategies LLC, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.3 to the Company’s Quarterly Report on Form 10-Q filed on November 12, 2024).

(k)(2)

Sub-Administration Agreement between Blackstone Private Credit Strategies LLC and Blackstone Alternative Credit Advisors LP, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.4 to the Company’s Quarterly Report on Form 10-Q filed on November 12, 2024).

(k)(3)

Agency Agreement between the Company and DST Systems, Inc., dated September 10, 2018 (incorporated by reference to Exhibit 10.5 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).

(k)(4)

Amended and Restated Loan and Security Agreement among Jackson Hole Funding, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated December 16, 2021 (incorporated by reference to Exhibit 10.9 to the Company’s Annual Report on Form 10-K filed on February 28, 2022).

(k)(5)

First Amendment to Amended and Restated Loan and Security Agreement among Jackson Hole Funding, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated December 16, 2021 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on September 22, 2022).

(k)(6)

Second Amendment to Amended and Restated Loan and Security Agreement among Jackson Hole Funding, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated November 15, 2023 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 17, 2023).

(k)(7)

Third Amendment to Amended and Restated Loan and Security Agreement among Jackson Hole Funding, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated December 18, 2023 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 21, 2023).

(k)(8)

Fourth Amendment to the Amended and Restated Loan and Security Agreement among Jackson Hole Funding, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated December 19, 2024 (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on December 23, 2024).

(k)(9)

Revolving Credit Facility among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated December 21, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 28, 2018).

Exhibit Number	Description of Exhibits
(k)(10)

First Amendment to the Revolving Credit Agreement between Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated June 11, 2019 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on August 13, 2019).

(k)(11)

Second Amendment to the Revolving Credit Agreement between Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated August 2, 2019 (incorporated by reference to Exhibit 10.10.2 to the Company’s Quarterly Report on Form 10-K filed on February 28, 2020).

(k)(12)

Third Amendment to the Revolving Credit Agreement between Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated September 27, 2019 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2019).

(k)(13)

Fourth Amendment to the Revolving Credit Agreement between Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated April 13, 2020 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on May 7, 2020).

(k)(14)

Fifth Amendment to the Revolving Credit Agreement among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated October 5, 2021 (incorporated by reference to Exhibit 10.10.5 to the Company’s Annual Report on Form 10-K filed on February 28, 2022).

(k)(15)

Sixth Amendment to the Revolving Credit Agreement among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated February 28, 2022 (incorporated by reference to Exhibit 10.10.6 to the Company’s Annual Report on Form 10-K filed on February 27, 2023).

(k)(16)

Seventh Amendment to the Revolving Credit Agreement among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated May 19, 2022 (incorporated by reference to Exhibit 10.10.7 to the Company’s Annual Report on Form 10-K filed on February 27, 2023).

(k)(17)

Eighth Amendment to the Revolving Credit Agreement among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated November 1, 2023 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 3, 2023).

(k)(18)

Ninth Amendment to the Revolving Credit Agreement among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated January 17, 2024.(incorporated by reference to Exhibit 10.10.9 to the Company’s Annual Report on Form 10-K filed on February 28, 2024).

(k)(19)

Tenth Amendment to the Revolving Credit and Security Agreement among Breckenridge Funding, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated December 18, 2024 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 23, 2024).

(k)(20)

Second Amended and Restated Credit Agreement among Big Sky Funding, the lender parties thereto, and Bank of America, N.A., dated June 29, 2022 (incorporated by reference to Exhibit 10.11 to the Company’s Annual Report on Form 10-K filed on February 27, 2023).

(k)(21)

First Amendment to the Second Amended and Restated Credit Agreement among Big Sky Funding, the lender parties thereto, and Bank of America, N.A., dated March 30, 2023 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on April 5, 2023).

(k)(22)

Second Amendment to the Second Amended and Restated Credit Agreement, dated June 25, 2024, by and among Big Sky Funding, the lender parties thereto, and Bank of America, N.A. (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on August 7, 2024).

Exhibit Number	Description of Exhibits
(k)(23)

Third Amendment to the Second Amended and Restated Credit Agreement, dated September 25, 2024, by and between Big Sky Funding, the lender party thereto, and Bank of America, N.A. (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on September 26, 2024).

(k)(24)

Fourth Amendment to the Second Amended and Restated Credit Agreement, dated November 20, 2024 by and between Big Sky Funding and Bank of America, N.A., as lender and administrative agent incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 22, 2024).

(k)(25)

Amendment and Restated Agreement, dated as of June 28, 2022, to the Senior Secured Credit Agreement, dated as of June 15, 2020, by and among the Company, each of the lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on June 30, 2022).

(k)(26)

Second Amended and Restated Senior Secured Credit Agreement, dated as of June 28, 2022, by and among the Company, each of the lenders from time to time party thereto, and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on June 30, 2022).

(k)(27)

First Amendment, Extension Agreement and Incremental Assumption Agreement to the Second Amended and Restated Senior Secured Credit Agreement dated June 9, 2023, by and among the Company, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent and collateral agent (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on June 13, 2023).

(k)(28)

Second Amended and Restated Senior Secured Credit Agreement dated June 9, 2023, by and among the Company, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent and collateral agent (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on June 13, 2023).

(k)(29)

Amendment No. 2, dated June 12, 2024, to the Second Amended and Restated Senior Secured Credit Agreement dated June 28, 2022, by and among the Company, each of the Lenders from time to time party thereto and Citibank, N.A. as administrative agent and collateral agent (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q filed on August 7, 2024).

(k)(30)

Amendment No. 3, dated August 6, 2024, to the Second Amended and Restated Senior Secured Credit Agreement dated June 28, 2022, by and among the Company, each of the Lenders from time to time party thereto and Citibank, N.A. as administrative agent and collateral agent (incorporated by reference to Exhibit 10.3 to the Company’s Quarterly Report on Form 10-Q filed on August 7, 2024).

(l)(1)	Opinion and Consent of Richards, Layton & Finger, P.A.*
(l)(2)	Opinion and Consent of Simpson Thacher & Bartlett LLP*
(n)(1)	Powers of Attorney.*
(n)(2)	Consent of Deloitte & Touche LLP.*
(o)	Not applicable.
(p)	Not applicable.
(q)	Not applicable.
(r)	Code of Ethics (incorporated by reference to Exhibit 14 to the Company’s Annual Report on Form 10-K filed February 26, 2025).
(s)	Filing Fee Table*

__________________________________

*      Filed herewith.

**    To be filed in a subsequent filing or amendment.

Item 26.        Marketing Arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Item 27.        Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$	*
FINRA filing fee		**
NYSE listing fee		**
Printing expenses		**
Legal fees and expenses		**
Accounting fees and expenses		**
Miscellaneous		**
Total	$	**

__________________________________

*      In accordance with Rules 456(b), 457(r) and 415(a)(6) promulgated under the Securities Act, the Registrant is deferring payment of all of the registration fees. Any registration fees will be paid subsequently on a pay-as-you-go basis.

**    These fees will be calculated based on the securities offered and the number of issuances and accordingly, cannot be estimated at this time. These fees, if any, will be reflected in the applicable prospectus supplement.

Item 28.        Persons Controlled by or Under Common Control

The following list sets forth each of our subsidiaries, the state or country under whose laws the subsidiary is organized, and the percentage of voting securities or membership interests owned by us in such subsidiary as of March 31, 2025:

Name	Jurisdiction	Ownership
BGSL Jackson Hole Funding LLC	DELAWARE	100%
BGSL Breckenridge Funding LLC	DELAWARE	100%
BGSL Big Sky Funding LLC	DELAWARE	100%
BXSL CLO 2024-1 LLC	DELAWARE	100%
BXSL CLO 2024-1 Depositor LLC	DELAWARE	100%
BXSL CLO 2025-1 LLC	DELAWARE	100%
BGSL Investments LLC	DELAWARE	100%
BXSL Associates GP (Lux) S.à r.l	LUXEMBOURG	100%
BXSL Direct Lending (Lux) SCSp	LUXEMBOURG	100%
BXSL C-1 LLC	DELAWARE	100%
BXSL C-2 Funding LLC	DELAWARE	100%

Item 29.        Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common shares as of June 27, 2025.

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest	52 (including Cede & Co.)

Item 30.        Indemnification

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant obtains and maintains liability insurance for the benefit of its Trustees and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

Item 31.        Business and Other Connections of Investment Advisor

A description of any other business, profession, vocation or employment of a substantial nature in which Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, and each managing director, director or executive officer of Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, is or has been, during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC and their officers and managing members is set forth in Part A of this Registration Statement, as incorporated herein by reference, and their Forms ADV, as filed with the Securities and Exchange Commission (SEC File Nos. 801-128455 and 801-113393, respectively).

Item 32.        Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1) The Registrant, 345 Park Avenue, 31st Floor, New York, New York 10154;

(2) The custodian, State Street Bank and Trust Company, 100 Summer Street, Floor 5, Boston, Massachusetts 02110;

(3) The transfer agent, SS&C GIDS, Inc., 430 W. 7th Street, Suite 219270, Kansas City, Missouri 64105-1594;

(4) The Advisers, 345 Park Avenue, 31st Floor, New York, New York 10154; and

(5) The Administrators, 345 Park Avenue, 31st Floor, New York, New York 10154.

Item 33.        Management Services

Not Applicable.

Item 34.        Undertakings

The Registrant undertakes:

(1) Not applicable.

(2) Not applicable.

(3) (a) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement.

Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b), if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

provided, however, that paragraphs (a)(i), (ii) and (iii) above do not apply if the registration statement is filed pursuant to General Instruction A.2 of Form N-2 and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b), that is part of the registration statement;

(b) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time will be deemed to be the initial bona fide offering thereof;

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) That, for the purpose of determining liability under the Securities Act to any purchaser,

(i) if the Registrant is relying on Rule 430B under the Securities Act:

(A) each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) under the Securities Act for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date;

(ii) that if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e) That for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(ii) any free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(iii) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iv) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4) That for the purposes of determining any liability under the Securities Act:

(a) the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b) each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof;

(5) That, for purposes of determining any liability under the Securities Act, each filing of the Registrant’s annual report pursuant to Section 13(a) or 15(d) of the Exchange Act that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in New York, New York on the 11th day of July, 2025.

BLACKSTONE SECURED LENDING FUND
By:	/s/ Brad Marshall
Brad Marshall
Co-Chief Executive Officer and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
/s/ Brad Marshall	Co-Chief Executive Officer and Trustee (Principal Executive Officer)	July 11, 2025
Brad Marshall
/s/ Jonathan Bock	Co-Chief Executive Officer (Principal Executive Officer)	July 11, 2025
Jonathan Bock
/s/ Teddy Delosge	Chief Financial Officer (Principal Financial Officer)	July 11, 2025
Teddy Desloge
/s/ Matthew Alcide	Chief Accounting Officer and Treasurer (Principal Accounting Officer)	July 11, 2025
Matthew Alcide
/s/ Robert Bass*	Trustee	July 11, 2025
Robert Bass
/s/ James F. Clark*	Trustee	July 11, 2025
James F. Clark
/s/ Tracy Collins*	Trustee	July 11, 2025
Tracy Collins
/s/ Vicki L. Fuller*	Trustee	July 11, 2025
Vicki L. Fuller
/s/ Michelle Greene*	Trustee	July 11, 2025
Michelle Greene
/s/ Vikrant Sawhney*	Trustee	July 11, 2025
Vikrant Sawhney
*By:	/s/ Brad Marshall
Brad Marshall
As Agent or Attorney-in-Fact
July 11, 2025

__________________________________

*      The original powers of attorney authorizing Brad Marshall, Jonathan Bock, Teddy Desloge, Matthew Alcide, Oran Ebel, Lucie Enns and William Renahan to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, are filed with this Registration Statement as Exhibit (n)(1).